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As filed with the Securities and Exchange Commission on April 30, 2001

File No. 333-94047
File No. 811-8108

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /x/
Pre-Effective Amendment No.    / /
Post-Effective Amendment No. 2    /x/
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    /x/
Amendment No. 28    /x/

Protective Variable Annuity
Separate Account
 (Exact Name of Registrant)

Protective Life Insurance Company
 (Name of Depositor)

2801 Highway 280 South
Birmingham, Alabama 35223
(Address of Depositor's Principal Executive Offices)

(205) 879-9230
(Depositor's Telephone Number, including Area Code)

STEVE M. CALLAWAY, Esquire
Protective Life Insurance Company
2801 Highway 280 South
Birmingham, Alabama, 35223
(Name and Address of Agent for Services)

Copy to:
STEPHEN E. ROTH, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004
(202) 383-0158

    It is proposed that this filing become effective (check appropriate box):

            / / immediately upon filing pursuant to paragraph (b) of Rule 485;

            /x/ on May 1, 2001 pursuant to paragraph (b) of Rule 485;

            / / 60 days after filing pursuant to paragraph (a) of Rule 485;

            / / on May 1, 2001 pursuant to paragraph a(i) of Rule 485;

Title of Securities Being Registered: Interests in a separate account issued through variable annuity contracts.

PART A

INFORMATION REQUIRED TO BE IN THE PROSPECTUS

Protective Life Insurance Company Protective Variable Annuity Separate Account P.O. Box 10648 Birmingham, Alabama 35202-0648 Telephone: 1-800-456-6330 www.protective.com/annuities

    This Prospectus describes the Protective Variable Annuity II Contract, a group and individual flexible premium deferred variable and fixed annuity contract offered by Protective Life Insurance Company. The Contract is designed for investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis or for use with certain qualified retirement plans.

    You may allocate your Purchase Payments to one or more of the Sub-Accounts of the Protective Variable Annuity Separate Account, the Guaranteed Account, or both. The assets of each Sub-Account will be invested solely in a corresponding Fund of Protective Investment Company, Van Kampen Life Investment Trust, MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Calvert Variable Series, Inc., Van Eck Worldwide Insurance Trust and Goldman Sachs Variable Insurance Trust. The Funds are:

Protective Investment Company International Equity Fund Small Cap Value Fund Capital Growth Fund CORESM U.S. Equity Fund Growth and Income Fund Global Income Fund
MFS® Variable Insurance Trust
New Discovery Series
Emerging Growth Series
Research Series
Investors Growth Stock Series
  (formerly "Growth Series")
Investors Trust Series
  (formerly "Growth With Income Series")
Utilities Series
Total Return Series
Oppenheimer Variable Account Funds
Aggressive Growth Fund/VA
Global Securities Fund/ VA
Capital Appreciation Fund/VA
Main Street Growth &
Income Fund/VA
High Income Fund/VA
Money Fund/VA
Strategic Bond Fund/VA

Van Kampen Life Investment Trust
Aggressive Growth Portfolio Class II
Emerging Growth Portfolio
Enterprise Portfolio
Comstock Portfolio
Growth and Income Portfolio
Strategic Stock Portfolio
Asset Allocation Portfolio	Calvert Variable Series, Inc. Social Small Cap Growth Portfolio Social Balanced Portfolio Van Eck Worldwide Insurance Trust Worldwide Hard Assets Fund Worldwide Real Estate Fund	Goldman Sachs Variable Insurance Trust Internet Tollkeeper Fund

   The value of your Contract, except amounts you allocate to the Guaranteed Account, will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. You bear the investment risk on amounts you allocate to the Sub-Accounts.

    This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. The Statement of Additional Information, which has been filed with the Securities and Exchange Commission, contains additional information about the Contract and the Variable Account. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on the last page of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above. You may also obtain an electronic copy of the Statement of Additional Information, as well as other material that we file electronically and certain material incorporated by reference, at the SEC web site (http://www.sec.gov).

    Please read this prospectus carefully. Investors should keep a copy for future reference. This prospectus must be accompanied by a current prospectus for each of the Funds.

    The Protective Variable Annuity II Contract is not a deposit or obligation of, or guaranteed by, any bank or financial institution. It is not insured by the Federal Deposit Insurance Corporation or any other government agency, and it is subject to investment risk, including the possible loss of principal.

    The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

The date of this Prospectus is May 1, 2001

DEFINITIONS

    "We", "us", "our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You" and "your" refer to the person(s) who has been issued a Contract.

    Accumulation Unit: A unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date.

    Allocation Option: Any account to which you may allocate Purchase Payments or transfer Contract Value under this Contract.

    Annuity Commencement Date: The date as of which the Contract Value, less applicable premium tax, is applied to an Annuity Option.

    Annuity Option: The payout option under which the Company makes annuity income payments.

    Annuity Unit: A unit of measure used to calculate the amount of the variable income payments.

    Assumed Investment Return: The assumed annual rate of return used to calculate the amount of the variable income payments.

    Contract: The Protective Variable Annuity II, a flexible premium, deferred, variable and fixed annuity contract.

    Contract Anniversary: The same month and day as the Effective Date in each subsequent year of the Contract.

    Contract Value: Prior to the Annuity Commencement Date, the sum of the Variable Account value and the Guaranteed Account value.

    Contract Year: Any period of 12 months commencing with the Effective Date or any Contract Anniversary.

    DCA: Dollar cost averaging.

    DCA Fixed Accounts: The DCA Fixed Accounts are part of the Company's general account and are not part of or dependent upon the investment performance of the Variable Account. These accounts are available for dollar cost averaging only and may not be available in all states.

    Effective Date: The date as of which we credit the initial Purchase Payment to the Contract and the date the Contract takes effect.

    Fixed Account: The Fixed Account is part of the Company's general account and is not part of or dependent upon the investment performance of the Variable Account. This account may not be available in all states.

    Fund: Any investment portfolio in which a corresponding Sub-Account invests.

    Guaranteed Account: The Fixed Account, DCA Fixed Accounts, and any other Allocation Option we may offer with interest rate guarantees.

    Purchase Payment: The amount(s) paid by the Owner and accepted by the Company as consideration for this Contract.

    Qualified Contracts: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

    Qualified Plans: Retirement plans that receive favorable tax treatment under Sections 401, 403, 408, 408A or 457 of the Internal Revenue Code.

    Sub-Account: A separate division of the Variable Account.

    Valuation Day: Each day on which the New York Stock Exchange is open for business.

    Valuation Period: The period which begins at the close of regular trading on the New York Stock Exchange on any Valuation Day and ends at the close of regular trading on the next Valuation Day.

    Variable Account: The Protective Variable Annuity Separate Account, a separate investment account of Protective Life.

    Written Notice: A notice or request submitted in writing in a form satisfactory to the Company that we receive at the administrative office via hand delivery, courier, mail, or facsimile transmission.

EXPENSES

    The following expense information assumes that the entire Contract Value is Variable Account value.

OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchase Payments	None
Maximum Surrender Charge Imposed on Amount Surrendered (contingent deferred sales charge as a % of amount surrendered)	7.0%	*
Transfer Processing Fee	None	**
ANNUAL CONTRACT MAINTENANCE FEE	$30	***
	with Standard Benefits	with Optional Benefit Package	with Standard Benefits and EEDB	with Optional Benefit Package and EEDB
ANNUAL VARIABLE ACCOUNT EXPENSES (as a percentage of average Variable Account value)
Mortality and Expense Risk Charge	1.10%	1.25%	1.35%	1.50%
Administration Charge	0.15%	0.15%	0.15%	0.15%
Total Annual Variable Account Expenses	1.25%	1.40%	1.50%	1.65%

*	The Surrender Charge declines over time. (See "Charges and Deductions.")
**	Protective Life reserves the right to charge a Transfer Fee in the future. (See "Charges and Deductions".)
***	The contract maintenance fee may not apply. (See "Charges and Deductions".)

ANNUAL FUND EXPENSES
   (after reimbursement and as percentage of average net assets)

	Management (Advisory) Fees	12b-1 Fees*	Other Expenses After Reimbursement	Total Annual Fund Expenses (after reimbursements)

Protective Investment Company (PIC) (1)
International Equity Fund	1.10%		0.00%	1.10%
Small Cap Value Fund	0.80%		0.00%	0.80%
Capital Growth Fund	0.80%		0.00%	0.80%
CORESM U.S. Equity Fund	0.80%		0.00%	0.80%
Growth and Income Fund	0.80%		0.00%	0.80%
Global Income Fund	1.10%		0.00%	1.10%
Van Kampen Life Investment Trust (2)
Aggressive Growth Portfolio Class II	0.00%	0.25%	1.01%	1.26%
Emerging Growth Portfolio	0.70%		0.05%	0.75%
Enterprise Portfolio	0.50%		0.10%	0.60%
Comstock Portfolio	0.00%		1.01%	1.01%
Growth and Income Portfolio	0.55%		0.20%	0.75%
Strategic Stock Portfolio	0.13%		0.53%	0.66%
Asset Allocation Portfolio	0.33%		0.27%	0.60%
MFS® Variable Insurance TrustSM (3, 4)
New Discovery Series	0.90%		0.16%	1.06%
Emerging Growth Series	0.75%		0.10%	0.85%
Research Series	0.75%		0.10%	0.85%
Investors Growth Stock Series	0.75%		0.16%	0.91%
Investors Trust Series	0.75%		0.12%	0.87%
Utilities Series	0.75%		0.16%	0.91%
Total Return Series	0.75%		0.15%	0.90%
Oppenheimer Variable Account Funds
Aggressive Growth Fund/VA	0.62%		0.02%	0.64%
Global Securities Fund/VA	0.64%		0.04%	0.68%
Capital Appreciation Fund/VA	0.64%		0.03%	0.67%
Main Street Growth & Income Fund/VA	0.70%		0.03%	0.73%
High Income Fund/VA	0.74%		0.05%	0.79%
Strategic Bond Fund/VA	0.74%		0.05%	0.79%
Money Fund/VA	0.45%		0.06%	0.51%
Calvert Variable Series, Inc. (5)
Social Small Cap Growth Portfolio	1.00%		0.61%	1.61%
Social Balanced Portfolio	0.70%		0.18%	0.88%
Van Eck Worldwide Insurance Trust (6)
Worldwide Hard Assets Fund	1.00%		0.14%	1.14%
Worldwide Real Estate Fund	1.00%		0.45%	1.45%
Goldman Sachs Variable Insurance Trust (7)
Internet Tollkeeper Fund-SM	1.00%		0.25%	1.25%

*The 12b-1 fees deducted from 12b-1 classes of the Funds cover certain distribution and shareholder support services provided by the companies selling Contracts investing in those Funds. The portion of the 12b-1 fees assessed against the Variable Account's assets in the Funds will be remitted to Investment Distributors, Inc., the principal underwriter for the Contracts.

(1)	The annual expenses listed for all of the PIC funds are net of certain reimbursements by PIC's investment manager. (See "The Funds".) Absent the reimbursements, total expenses for the period ended December 31, 2000 were: CORESM U.S. Equity Fund 0.86%, Small Cap Value Fund 0.88%, International Equity Fund 1.30%, Growth and Income Fund 0.85%, Capital Growth Fund 0.86%, and Global Income Fund 1.35%. PIC's investment manager has voluntarily agreed to reimburse certain of each Fund's expenses in excess of its management fees. Although this reimbursement may be ended on 120 days' notice to PIC, the investment manager has no present intention of doing so.
(2)
The Advisor has voluntarily agreed to reimburse the Portfolios for all advisory fees in excess of certain thresholds. This agreement was in effect for the period of January 1, 2000 to December 31, 2000 and will continue through the period of January 1, 2001 to December 31, 2001. There is no guarantee that the Advisor will continue the reimbursement beyond December 31, 2001. Absent these reimbursements, the advisory fees would have been 0.60% for the Comstock Portfolio, 0.60% for the Growth and Income Portfolio; 0.50% for the Strategic Stock Portfolio and 0.75% for the Asset Allocation Portfolio; the "Other Expenses" would have been 1.60% for the Comstock Portfolio, 0.20% for the Growth and Income Portfolio, 0.53% for the Strategic Stock Portfolio and 0.27% for the Asset Allocation Portfolio. Because distribution and/or service (12b-1) fees are paid out of the Aggressive Growth Portfolio Class II's assets on an ongoing basis over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.
(3)
MFS has agreed to bear expenses for these series, subject to reimbursement by these series, such that, with the exception of the Utilities Series, each series' "Other Expenses" shall not exceed 0.15% of the average daily net assets of these series during the current fiscal year. This waiver and reimbursement was in effect for the period ending December 31, 2000. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expenses" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS, or December 31, 2004 (May 1, 2002 in the case of the New Discovery Series). MFS may, in its discretion, terminate this arrangement at an earlier date, provided that the arrangement will continue for each series until at least May 1, 2002, unless terminated with the consent of the board of trustees which oversees the series. Absent the reimbursements, total expenses for the New Discovery Series for the period ended December 31, 2000 were 1.09% reflecting "Other Expenses" of 0.19% and total expenses for the Investors Growth Stock Series were 0.92% reflecting "Other Expenses" of 0.17%.
(4)
Each Series has an expense offset arrangement which reduces the Series' custodian based fee based on the amount of cash maintained by the Series with its custodian and dividend disbursing agent. Each Series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the Series' expenses. "Other Expenses" do not take into account these expense reductions and are therefore higher than the actual expenses of the Series. Had these fee reductions been taken into account, "Total Expenses" would be lower for certain series and would equal: 1.05% for the New Discovery Series; 0.84% for the Emerging Growth Series; 0.84% for the Research Series; 0.86% for the Investors Trust Series; 0.90% for the Investors Growth Stock Series; 0.89% for the Total Return Series, and 0.90% for the Utilities Series.
(5)
"Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly would be 0.86% for Calvert Social Balanced, and 1.26% for Calvert Social Small Cap Growth.

(6)
The Adviser agreed to assume expenses on the Worldwide Real Estate Fund exceeding 1.50% of average daily net assets, except interest, taxes, brokerage commissions and extraordinary expenses for the year ended December 31, 2000. In addition, Operating Expenses for the Worldwide Hard Assets Fund and the Worldwide Real Estate Fund were reduced by a brokerage agreement where the Funds direct certain portfolio trades to a broker that, in return, pays a portion of the Funds' operating expenses. The brokerage agreement has resulted in an additional 0.05% reduction in Other Expenses for the Worldwide Real Estate Fund and a 0.02% reduction in Other Expenses for the Worldwide Hard Assets Fund. Without such expense assumptions and reductions, Other Expenses would have been 0.16% for the Worldwide Hard Assets Fund and 1.27% for the Worldwide Real Estate Fund for the year ended December 31, 2000 and Total Expenses would have been 1.16% and 2.27%, respectively.
(7)
Expense ratios are shown after fee waivers and reimbursements by the investment adviser. The expense ratios before the waiver and reimbursement would have been as follows: "Management Fees" of 1.00%, "Other Expenses" of 4.62% and "Total Expenses" of 5.62%.

EXAMPLES

    At the end of the applicable time period, you would have paid the following expenses on a $1,000 investment, assuming selection of the benefit combination shown and a 5% annual return on assets.

	Standard Death Benefit without EEDB
	If Contract is Surrendered at End of Applicable Period				If Contract is Not Surrendered at End of Applicable Period
Sub-Account	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
PIC International Equity	$85	$130	$167	$275	$24	$75	$129	$275
PIC Small Cap Value	83	122	153	244	21	66	113	244
PIC Capital Growth	83	122	153	244	21	66	113	244
PIC CORESM U. S. Equity	83	122	153	244	21	66	113	244
PIC Growth and Income	83	122	153	244	21	66	113	244
PIC Global Income	85	130	167	275	24	75	129	275
Van Kampen Aggressive Growth II	87	135	175	290	26	80	137	290
Van Kampen Emerging Growth	82	120	150	239	21	65	111	239
Van Kampen Enterprise	81	116	143	223	19	60	103	223
Van Kampen Comstock	85	128	163	266	24	72	124	266
Van Kampen Growth and Income	82	120	150	239	21	65	111	239
Van Kampen Strategic Stock	81	118	146	230	20	62	106	230
Van Kampen Asset Allocation	81	116	143	223	19	60	103	223
MFS New Discovery	85	129	165	271	24	74	127	271
MFS Emerging Growth	83	123	155	249	22	67	115	248
MFS Research	83	123	155	249	22	68	116	249
MFS Investors Growth Stock	83	124	156	251	22	68	117	251
MFS Investors Trust	84	125	158	255	23	69	119	255
MFS Utilities	84	125	158	255	23	69	118	254
MFS Total Return	84	125	157	254	22	69	118	254
Oppenheimer Aggressive Growth	81	117	145	227	20	61	105	227
Oppenheimer Global Securities	82	118	147	232	20	62	107	232
Oppenheimer Capital Appreciation	81	118	146	231	20	62	107	231
Oppenheimer Main Street Growth & Income	82	120	149	237	21	64	110	237
Oppenheimer High Income	83	121	152	243	21	66	113	243
Oppenheimer Strategic Bond	83	121	152	243	21	66	113	243
Oppenheimer Money Fund	80	113	138	214	18	57	99	214
Calvert Social Small Cap Growth	90	145	191	324	30	90	154	324
Calvert Social Balanced	83	124	157	252	22	69	117	252
Van Eck Worldwide Hard Assets	86	131	169	279	25	76	131	279
Van Eck Worldwide Real Estate	89	140	184	309	28	86	146	309
Goldman Sachs Internet Tollkeeper	87	134	174	290	26	80	136	290

	Optional Benefit Package without EEDB
	If Contract is Surrendered at End of Applicable Period				If Contract is Not Surrendered at End of Applicable Period
Sub-Account	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
PIC International Equity	$87	$134	$174	$290	$26	$80	$136	$290
PIC Small Cap Value	84	126	160	260	23	71	121	260
PIC Capital Growth	84	126	160	260	23	71	121	260
PIC CORESM U. S. Equity	84	126	160	260	23	71	121	260
PIC Growth and Income	84	126	160	260	23	71	121	260
PIC Global Income	87	134	174	290	26	80	136	290
Van Kampen Aggressive Growth II	88	139	182	305	28	84	144	305
Van Kampen Emerging Growth	84	125	157	254	22	69	118	254
Van Kampen Enterprise	82	120	150	239	21	65	111	239
Van Kampen Comstock	86	132	170	281	25	77	132	281
Van Kampen Growth and Income	84	125	157	254	22	69	118	254
Van Kampen Strategic Stock	83	122	153	245	22	66	114	245
Van Kampen Asset Allocation	82	120	150	239	21	65	111	239
MFS New Discovery	86	133	172	286	26	78	134	286
MFS Emerging Growth	85	127	162	265	23	72	124	265
MFS Research	85	127	162	265	23	72	124	265
MFS Investors Growth Stock	85	129	165	271	24	74	127	271
MFS Investors Trust	85	128	163	267	24	73	125	267
MFS Utilities	85	129	165	271	24	74	127	271
MFS Total Return	85	129	165	270	24	74	127	271
Oppenheimer Aggressive Growth	83	121	152	243	21	66	113	243
Oppenheimer Global Securities	83	123	154	247	22	67	115	247
Oppenheimer Capital Appreciation	83	122	154	246	22	67	114	246
Oppenheimer Main Street Growth & Income	83	124	157	252	22	69	117	252
Oppenheimer High Income	84	126	159	258	23	70	120	258
Oppenheimer Strategic Bond	84	126	159	258	23	70	120	258
Oppenheimer Money Fund	81	118	146	230	20	62	106	230
Calvert Social Small Cap Growth	92	149	198	338	31	95	161	338
Calvert Social Balanced	85	128	164	268	24	73	125	268
Van Eck Worldwide Hard Assets	87	136	176	293	26	81	138	293
Van Eck Worldwide Real Estate	90	144	191	323	29	90	153	323
Goldman Sachs Internet Tollkeeper	88	139	182	304	27	84	143	304

	Standard Death Benefit with EEDB
	If Contract is Surrendered at End of Applicable Period				If Contract is Not Surrendered at End of Applicable Period
Sub-Account	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
PIC International Equity	$88	$137	$179	$299	$27	$83	$141	$299
PIC Small Cap Value	85	129	165	270	24	74	126	270
PIC Capital Growth	85	129	165	270	24	74	126	270
PIC CORESM U. S. Equity	85	129	165	270	24	74	126	270
PIC Growth and Income	85	129	165	270	24	74	126	270
PIC Global Income	88	137	179	299	27	83	141	299
Van Kampen Aggressive Growth II	89	142	187	315	29	87	149	315
Van Kampen Emerging Growth	85	127	162	265	23	72	124	265
Van Kampen Enterprise	83	123	155	249	22	68	116	249
Van Kampen Comstock	86	135	175	290	26	80	137	290
Van Kampen Growth and Income	85	127	162	265	23	72	124	265
Van Kampen Strategic Stock	84	125	158	255	23	69	119	255
Van Kampen Asset Allocation	83	123	155	249	22	68	116	249
MFS New Discovery	87	136	177	295	27	81	139	295
MFS Emerging Growth	85	130	167	275	24	75	129	275
MFS Research	85	130	167	275	24	75	129	275
MFS Investors Growth Stock	86	132	170	281	25	77	132	281
MFS Investors Trust	86	132	168	277	25	76	130	277
MFS Utilities	86	132	170	281	25	77	132	281
MFS Total Return	86	132	170	280	25	77	131	280
Oppenheimer Aggressive Growth	83	124	157	253	22	69	118	253
Oppenheimer Global Securities	84	125	159	257	23	70	120	257
Oppenheimer Capital Appreciation	84	125	158	256	23	70	119	256
Oppenheimer Main Street Growth & Income	84	127	161	263	23	72	123	263
Oppenheimer High Income	85	129	164	269	24	73	126	269
Oppenheimer Strategic Bond	85	129	164	269	24	73	126	269
Oppenheimer Money Fund	82	120	151	240	21	65	111	240
Calvert Social Small Cap Growth	93	152	203	348	32	98	166	348
Calvert Social Balanced	86	131	169	278	25	76	130	278
Van Eck Worldwide Hard Assets	88	138	181	303	27	84	143	303
Van Eck Worldwide Real Estate	91	147	196	333	30	93	158	333
Goldman Sachs Internet Tollkeeper	89	142	186	314	28	87	148	314

	Optional Benefit Package with EEDB
	If Contract is Surrendered at End of Applicable Period				If Contract is Not Surrendered at End of Applicable Period
Sub-Account	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
PIC International Equity	$89	$142	$186	$314	$28	$87	$148	$314
PIC Small Cap Value	86	133	172	285	25	78	134	285
PIC Capital Growth	86	133	172	285	25	78	134	285
PIC CORESM U. S. Equity	86	133	172	285	25	78	134	285
PIC Growth and Income	86	133	172	285	25	78	134	285
PIC Global Income	89	142	186	314	28	87	148	314
Van Kampen Aggressive Growth II	91	146	194	329	30	92	156	329
Van Kampen Emerging Growth	86	132	170	280	25	77	131	280
Van Kampen Enterprise	85	127	162	265	23	72	124	265
Van Kampen Comstock	88	139	182	305	28	84	144	305
Van Kampen Growth and Income	86	132	170	280	25	77	131	280
Van Kampen Strategic Stock	85	129	165	271	24	74	127	271
Van Kampen Asset Allocation	85	127	162	265	23	72	124	265
MFS New Discovery	89	140	184	310	28	86	146	310
MFS Emerging Growth	87	134	174	290	26	80	136	290
MFS Research	87	134	174	290	26	80	137	290
MFS Investors Growth Stock	87	136	177	295	27	81	139	295
MFS Investors Trust	87	135	175	291	26	80	137	291
MFS Utilities	87	136	177	295	27	81	139	295
MFS Total Return	87	136	177	294	26	81	139	294
Oppenheimer Aggressive Growth	85	129	164	269	24	73	126	269
Oppenheimer Global Securities	85	130	166	273	24	75	128	273
Oppenheimer Capital Appreciation	85	129	166	272	24	74	127	272
Oppenheimer Main Street Growth & Income	86	131	169	278	25	76	130	278
Oppenheimer High Income	86	133	172	284	25	78	133	284
Oppenheimer Strategic Bond	86	133	172	284	25	78	133	284
Oppenheimer Money Fund	84	125	158	255	22	69	119	255
Calvert Social Small Cap Growth	94	156	210	361	33	102	173	361
Calvert Social Balanced	87	135	176	292	26	81	138	292
Van Eck Worldwide Hard Assets	91	143	188	318	29	88	150	318
Van Eck Worldwide Real Estate	92	151	203	347	32	97	165	347
Goldman Sachs Internet Tollkeeper	91	146	193	328	30	92	156	328

   The preceding Expenses and Examples are intended to assist the owner in understanding the costs and expenses that he or she will bear directly or indirectly. They reflect the expenses for the Variable Account and each Fund for the period January 1, 2000 to December 31, 2000. For a more complete description of the various costs and expenses associated with the Contract, see "Charges and Deductions" in this prospectus. For a more complete description of the management fees associated with the Funds, see the prospectuses for each of the Funds, which accompany this prospectus. In addition to the expenses listed above, premium taxes currently varying from 0 to 3.5% may be applicable in certain states.

    The Examples assume that no transfer fee or premium taxes have been assessed and that the contract maintenance fee is $30. At the anticipated average Contract value of $50,000.00, the contract maintenance fee is equivalent to 0.06%.

    The Examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown. The assumed 5% annual return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than the assumed amount.

SUMMARY

The Contract

What is the Protective Variable Annuity II Contract?
The Protective Variable Annuity II Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. (See "The Contract.") In certain states the Contract is offered as a group contract to eligible persons.
How is a Contract Issued?	Protective Life will issue the Contract when it receives and accepts your complete application information and an initial Purchase Payment. (See "Issuance of a Contract.")
What are the Purchase Payments?
The minimum amount which Protective Life will accept as an initial Purchase Payment is $2,000. Initial Purchase Payments may be made at any time prior to the earlier of: (1) the oldest Owner's 85th birthday; or (2) the Annuitant's 85th birthday. No Purchase Payment will be accepted within 7 years of the Annuity Commencement Date then in effect. The minimum subsequent Purchase Payment we will accept is $100, or $50 if the payment is made under our current automatic purchase payment plan. The maximum aggregate Purchase Payment(s) we will accept without prior administrative office approval is $2,000,000. We reserve the right not to accept any Purchase Payment. (See "Purchase Payments.")
Can I Cancel the Contract?
You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. Where required, we will refund Purchase Payments. (See "Right to Cancel.")
Can I Transfer Amounts in the Contract?
Prior to the Annuity Commencement Date, you may request transfers from one Allocation Option to another. No transfers may be made into a DCA Fixed Account. At least $100 must be transferred. Protective Life reserves the right to limit the maximum amount that may be transferred from the Fixed Account to the greater of (a) $2,500; or (b) 25% of the value of the Fixed Account per Contract Year. The Company reserves the right to charge a transfer fee of $25 for each transfer after the 12th transfer during such Contract Year. (See "Transfers.")
Can I Surrender the Contract?
Upon Written Notice before the Annuity Commencement Date, you may surrender the Contract and receive its surrender value. (See "Surrenders and Partial Surrenders.") Surrenders may have federal and state income tax consequences. In addition, surrenders from Contracts issued pursuant to Section 403(b) of the Internal Revenue Code may not be allowed in certain circumstances. (See "Federal Tax Matters.")

Is there a Death Benefit?
If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force, a death benefit, less any applicable premium tax, will be payable to the Beneficiary. The death benefit is determined as of the end of the Valuation Period during which we receive due proof of the Owner's death. The standard death benefit will equal the greater of: (1) the Contract Value; or (2) aggregate Purchase Payments less aggregate amounts surrendered, including surrender charges. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. (See "Death Benefit.")

At the time of application the Owner may purchase an optional benefit package that may provide a death benefit which is greater than the standard death benefit provided under the contract. (See "Optional Benefit Packages.")

At the time of application the Owner, subject to age limitations, may also purchase an Earnings Enhancement Death Benefit to the Contract. This additional benefit may provide an additional amount based on certain Contract earnings, if any. (See "Earnings Enhancement Death Benefit.")
Are there Charges and Deductions from my Contract?	The following charges and deductions are made in connection with the Contract:
Surrender Charges.
Full or partial surrenders are subject to a surrender charge. The surrender charge is equal to a specified percentage (maximum 7.0%) of the amount you surrender. The cumulative surrender charges assessed will never exceed 8.5% of the total Purchase Payments we accept under this Contract. (See "Surrender Charges.")
Mortality and Expense Risk Charge.
We will deduct a mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. For Contracts issued with the standard death benefit, the charge equals, on an annual basis, 1.10% of the average daily net assets of the Variable Account value attributable to the Contracts. For Contracts issued with an optional benefit package, the charge equals 1.25% of such assets prior to the Annuity Commencement Date. (See "Optional Benefit Packages.") For Contracts with an Earnings Enhancement Death Benefit, the charge will be 0.25% greater until the Annuity Commencement Date. (See "Earnings Enhancement Death Benefit.") On and after the Annuity Commencement Date, the charge equals 1.10% of such assets. (See "Mortality and Expense Risk Charge.")
Administration Charge.	We will deduct an administration charge equal, on an annual basis, to 0.15% of the average daily net assets of the Variable Account value supporting the Contracts. (See "Administration Charge.")
Contract Maintenance Fee.
Prior to the Annuity Commencement Date a contract maintenance fee of $30 is deducted from the Contract Value on each Contract Anniversary, and on any day that the Contract is surrendered, if the surrender occurs on any day other than the Contract Anniversary. Under certain circumstances, we may waive this fee. (See "Contract Maintenance Fee.")

Taxes.
Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization. The Company reserves the right to impose a charge for other taxes attributable to the Variable Account. (See "Charges and Deductions.")
Investment Management Fees and Other Expenses of the Funds.
The net assets of each Sub-Account of the Variable Account will reflect the investment management fee the corresponding Fund incurs as well as the other operating expenses and any applicable distribution and/or service (12b-1) fees of that Fund. For each Fund, the investment manager receives a daily fee for its investment management services. The management fees are based on the average daily net assets of the Fund. (See "Fund Expenses" and the Funds' prospectuses.)
What Annuity Options are Available?
Currently, we apply the Contract Value, less any applicable premium tax, to an Annuity Option on the Annuity Commencement Date, unless you choose to receive the surrender value in a lump sum. Annuity Options include: payments for a certain period and life income with or without payments for a certain period. Some Annuity Options are available on either a fixed or variable payment basis. (See "Annuitization".)
Is the Contract available for qualified retirement plans?
You may purchase the Contract for use within certain qualified retirement plans or arrangements that receive favorable tax treatment, such as individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. (See "DESCRIPTION OF THE CONTRACT, The Contract," and "FEDERAL TAX MATTERS, QUALIFIED RETIREMENT PLANS.")
Other Contracts
We offer other types of annuity contracts and insurance policies which also invest in the same Funds in which your Contract invests. These other types of contracts and policies may have different charges that could affect the value of Sub-Accounts and may offer different benefits than your Contract. To obtain more information about these contracts and policies, you may contact our administrative office in writing or by telephone.

Federal Tax Status

    Generally all earnings on the Investments underlying the Contract are tax-deferred until withdrawn or until annuity income payments begin. A distribution from the Contract, which includes a full or partial surrender or payment of a death benefit, will generally result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. (See "Federal Tax Matters").

CONDENSED FINANCIAL INFORMATION

Sub-Accounts

    The date of inception of each of the sub-accounts is as follows:

March 14, 1994 —	PIC International Equity
PIC Small Cap Value
PIC CORESM
U.S. Equity
PIC Growth and Income
PIC Global Income
Oppenheimer Money Fund (formerly PIC Money Market)
June 13, 1995 —	PIC Capital Growth
July 1, 1997 —	MFS Emerging Growth
MFS Research
MFS Investors Trust (formerly "MFS Growth With Income")
MFS Total Return
Oppenheimer Aggressive Growth
Oppenheimer Capital Appreciation (formerly Oppenheimer Growth)
Oppenheimer Main Street Growth & Income (formerly Oppenheimer Growth & Income)
Oppenheimer Strategic Bond
Calvert Social Small Cap Growth
Calvert Social Balanced
November 5, 1998 —	MFS New Discovery
MFS Utilities
Oppenheimer Global Securities
Oppenheimer High Income
Van Eck Worldwide Hard Assets
Van Eck Worldwide Real Estate
May 1, 2000 —	MFS Investors Growth Stock
(formerly "MFS Growth")
Van Kampen Emerging Growth
Van Kampen Enterprise
Van Kampen Comstock
Van Kampen Growth and Income
Van Kampen Strategic Stock
Van Kampen Asset Allocation
October 1, 2000 —	Van Kampen Aggressive Growth II
Goldman Sachs Internet Tollkeeper

Accumulation Units

    The following tables show, for each Sub-Account, Accumulation Unit values and outstanding Accumulation Units for the classes of Accumulation Units available in the Protective Variable Annuity II Contract. We offer other variable annuity contracts with classes of Accumulation Units in each Sub-Account that have different mortality and expense risk charges and administration charges than the classes of Accumulation Units offered in the Protective Variable Annuity II Contract. Only the classes of Accumulation Units available in the Protective Variable Annuity II Contract are shown in the following tables.

    The Accumulation Unit values and the number of Accumulation Units outstanding are shown as of December 31 of each year listed. For the periods before 2000, the Accumulation Unit values and outstanding Accumulation Units shown are for the class of Accumulation Units associated with an optional benefits package. No Accumulation Units of the class associated with the Earnings Enhancement Death Benefit were offered before 2001. If all classes of Accumulation Units had been offered starting on the same date and at the same value, then the Accumulation Unit values for the classes of Accumulation Units associated with higher mortality and expense risk charges would have lower values going forward than those associated with lower mortality and expense risk charges. For charges associated with each class of Accumulation Units, see "Annual Variable Account Expenses" on page 4 of this prospectus.

    You should read the information in the following tables in conjunction with the Variable Account's financial statements and the related notes in the Statement of Additional Information.

Accumulation Unit Values*

Sub-Account	1994	1995	1996	1997	1998	1999	(Standard Benefits) 2000	(Optional Benefits) 2000
PIC
International Equity	9.48	11.18	13.12	13.51	16.07	21.06	17.90	17.88
Small Cap Value	8.91	9.35	11.09	14.46	12.07	11.91	15.58	15.56
Capital Growth	—	10.36	12.48	16.56	22.00	27.67	25.38	25.35
CORESM U. S. Equity	9.94	13.40	16.12	20.81	25.10	30.40	27.01	26.98
Growth and Income	9.71	12.66	15.83	20.27	19.40	20.24	18.88	18.86
Global Income	9.82	11.32	12.22	13.25	14.42	14.02	15.12	15.10
Van Kampen
Aggressive Growth II	—	—	—	—	—	—	7.62	7.62
Emerging Growth	—	—	—	—	—	—	7.30	7.29
Enterprise	—	—	—	—	—	—	7.77	7.76
Comstock	—	—	—	—	—	—	13.02	13.01
Growth and Income	—	—	—	—	—	—	11.13	11.12
Strategic Stock	—	—	—	—	—	—	11.59	11.58
Asset Allocation	—	—	—	—	—	—	9.67	9.66
MFS
New Discovery	—	—	—	—	11.97	20.43	19.80	19.78
Emerging Growth	—	—	—	11.36	15.02	26.14	20.78	20.76
Research	—	—	—	10.89	13.24	16.18	15.22	15.20
Investors Growth Stock	—	—	—	—	—	—	8.69	8.68
Investors Trust	—	—	—	11.40	13.75	14.44	14.26	14.25
Utilities	—	—	—	—	10.65	13.72	14.52	14.51
Total Return	—	—	—	11.10	12.29	12.47	14.31	14.30
Oppenheimer
Aggressive Growth	—	—	—	10.97	12.16	21.97	19.29	19.26
Global Securities	—	—	—	—	11.26	17.57	18.26	18.24
Capital Appreciation	—	—	—	11.22	13.72	19.13	18.88	18.85
Main Street Growth & Income	—	—	—	11.83	12.21	14.63	13.20	13.19
High Income	—	—	—	—	10.51	10.79	10.27	10.26
Money Fund	1.02	1.05	1.09	1.13	1.17	1.21	1.27	1.27
Strategic Bond	—	—	—	10.33	10.47	10.61	10.77	10.75
Calvert
Social Small Cap Growth	—	—	—	11.04	10.22	12.01	12.62	12.61
Social Balanced	—	—	—	11.14	12.77	14.10	13.51	13.50
Van Eck
Worldwide Hard Assets	—	—	—	—	9.50	11.32	12.47	12.45
Worldwide Real Estate	—	—	—	—	10.39	10.02	11.76	11.75
Goldman Sachs
Internet Tollkeeper	—	—	—	—	—	—	6.93	6.93

*	Accumulation Unit values are rounded to the nearest whole cent.

Accumulation Units Outstanding**

Sub-Account	1994	1995	1996	1997	1998	1999	(Standard Benefits) 2000	(Optional Benefits) 2000
PIC
International Equity	2,588,605	4,954,564	7,363,767	9,722,696	10,798,391	10,449,270	20,319	57,650
Small Cap Value	2,347,968	4,579,808	5,797,119	7,429,530	8,201,197	6,671,154	3,046	6,920
Capital Growth	—	930,249	2,419,601	4,493,710	6,926,984	9,304,240	34,555	84,580
CORESM U. S. Equity	1,682,927	4,128,798	6,300,382	8,495,067	10,415,387	11,889,192	32,063	79,186
Growth and Income	4,260,743	10,012,351	13,291,398	17,539,696	19,909,590	16,852,150	27,902	36,425
Global Income	1,457,712	2,438,238	3,081,317	3,677,919	4,330,727	4,417,091	5,634	16,071
Van Kampen
Aggressive Growth II	—	—	—	—	—	—	3,385	14,533
Emerging Growth	—	—	—	—	—	—	151,480	554,589
Enterprise	—	—	—	—	—	—	124,873	384,975
Comstock	—	—	—	—	—	—	83,971	199,609
Growth and Income	—	—	—	—	—	—	104,687	255,622
Strategic Stock	—	—	—	—	—	—	7,949	9,334
Asset Allocation	—	—	—	—	—	—	13,810	29,031
MFS
New Discovery	—	—	—	—	0	119,735	12,152	28,331
Emerging Growth	—	—	—	292,318	1,102,153	2,417,374	13,419	56,044
Research	—	—	—	577,212	1,987,679	3,724,827	31,672	94,612
Investors Growth Stock	—	—	—	—	—	—	37,663	154,764
Investors Trust	—	—	—	234,240	1,409,735	4,336,388	60,794	134,093
Utilities	—	—	—	—	0	142,311	18,004	31,873
Total Return	—	—	—	157,430	1,060,293	2,530,284	21,098	43,767
Oppenheimer
Aggressive Growth	—	—	—	238,172	931,993	1,430,515	20,434	92,136
Global Securities	—	—	—	—	0	255,811	18,404	114,717
Capital Appreciation	—	—	—	321,669	1,167,782	2,744,570	41,363	180,081
Main Street Growth & Income	—	—	—	247,774	1,644,982	3,650,951	81,257	237,862
High Income	—	—	—	—	0	74,135	7,523	10,894
Money Fund	3,034,056	4,273,270	5,577,080	3,151,349	4,526,291	10,833,442	85,730	192,664
Strategic Bond	—	—	—	284,169	1,524,677	2,478,990	18,434	23,809
Calvert
Social Small Cap Growth	—	—	—	12,376	53,800	83,449	6,813	3,939
Social Balanced	—	—	—	94,365	481,687	908,525	18,281	9,966
Van Eck
Worldwide Hard Assets	—	—	—	—	0	3,459	—	1,205
Worldwide Real Estate	—	—	—	—	0	5,743	—	897
Goldman Sachs
Internet Tollkeeper	—	—	—	—	—	—	217	2,341

**	Accumulation Units are rounded to the nearest unit.

THE COMPANY, VARIABLE ACCOUNT AND FUNDS

Protective Life Insurance Company

    The Contracts are issued by Protective Life. A Tennessee corporation founded in 1907, Protective Life provides individual life insurance, annuities, group dental insurance, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 2000, Protective Life had total assets of approximately $15.0 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $15.1 billion at December 31, 2000.

Protective Variable Annuity Separate Account

    The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

    Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's general account. The portion of the assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its general account any assets which exceed the reserves and other contract liabilities of the Variable Account. Protective Life may accumulate in the Variable Account the charge for mortality and expense risks and investment results applicable to those assets that are in excess of the net assets supporting the contracts. The income, gains and losses, both realized and unrealized, from the assets of the Variable Account are credited to or charged against the Variable Account without regard to any other income, gains or losses of Protective Life. The obligations under the Contracts are obligations of Protective Life.

    Currently, thirty-two Sub-Accounts of the Variable Account are available under this Contract: PIC International Equity; PIC Small Cap Value; PIC Capital Growth; PIC CORESM U.S. Equity; PIC Growth and Income; PIC Global Income; Van Kampen Aggressive Growth II; Van Kampen Emerging Growth; Van Kampen Enterprise; Van Kampen Comstock; Van Kampen Growth and Income; Van Kampen Strategic Stock; Van Kampen Asset Allocation; MFS New Discovery; MFS Emerging Growth; MFS Research; MFS Investors Growth Stock; MFS Investors Trust; MFS Utilities; MFS Total Return; Oppenheimer Aggressive Growth; Oppenheimer Global Securities; Oppenheimer Capital Appreciation; Oppenheimer Main Street Growth & Income; Oppenheimer High Income; Oppenheimer Strategic Bond; Oppenheimer Money Fund; Calvert Social Small Cap Growth; Calvert Social Balanced; Van Eck Worldwide Hard Assets; Van Eck Worldwide Real Estate and Goldman Sachs Internet Tollkeeper. Each Sub-Account invests in shares of a corresponding Fund. Therefore, the investment experience of your Contract depends on the experience of the Sub-Accounts that you select. Other contracts Protective Life issues may offer some or all of the Sub-Accounts of the Variable Account.

Administration

    Protective Life Insurance Company performs the Contract administration at its administrative office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and subsequent Owner requests; processing Purchase Payments, transfers, surrenders and death benefit claims as well as performing record maintenance and disbursing annuity income payments.

The Funds

    Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: Protective Investment Company ("PIC") managed by Protective Investment Advisors, Inc., and subadvised by Goldman Sachs Asset Management or Goldman Sachs Asset Management International; Van Kampen Life Investment Trust managed by Van Kampen Asset Management Inc.; Oppenheimer Variable Account Funds managed by OppenheimerFunds, Inc.; MFS® Variable Insurance TrustSM managed by MFS Investment Management; Calvert Variable Series, Inc. managed by Calvert Asset Management Company, Inc.; Van Eck Worldwide Insurance Trust managed by Van Eck Associates Corporation; or Goldman Sachs Variable Insurance TrustSM managed by Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co.; Shares of these funds are offered only to:

    (1) the Variable Account,

    (2) other separate accounts of Protective Life and its affiliates supporting variable annuity contracts or variable life insurance policies,

    (3) separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies, and

    (4) certain qualified retirement plans.

    Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.

    There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.

Protective Investment Company (PIC)

International Equity Fund.

    This Fund seeks to provide long-term capital appreciation. This Fund will pursue its objectives by investing, under normal circumstances, substantially all, and at least 65%, of its total assets in equity securities of companies that are organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.

Small Cap Value Fund.

    This Fund invests, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations (based upon shares available for trading on an unrestricted basis) within the range of the market capitalization of companies constituting the Russell 2000 Value Index at the time of investment (currently between $20 million and $3 billion).

Capital Growth Fund

    This Fund seeks long-term growth of capital. The Fund will pursue its objective by investing, under normal circumstances, at least 90% of its total assets in equity securities that are considered by the Investment Adviser to have long-term capital appreciation potential.

CORESM U.S. Equity Fund.

    This Fund seeks long-term growth of capital and dividend income. This Fund will pursue its objectives by investing, under normal circumstances, at least 90% of its total assets in equity securities of U.S. issuers, including foreign issuers that are traded in the United States. The Fund's investments are selected using both a variety of quantitative techniques and fundamental research in seeking to maximize the Fund's expected return, while maintaining risk, style, capitalization and industry characteristics similar to the S&P 500® Index.

Growth and Income Fund.

    This Fund seeks long-term growth of capital and growth of income. This Fund will pursue its objectives by investing, under normal circumstances, at least 65% of its total assets in equity securities that the investment advisers considers to have favorable prospects for capital appreciation and/or dividend-paying ability.

Global Income Fund.

    This Fund seeks a high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This Fund will pursue its objectives by investing primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers (including non-dollar securities) and entering into foreign currency transactions.

Van Kampen Life Investment Trust

Aggressive Growth Portfolio Class II.

    This Fund seeks capital growth by investing primarily in a diversified portfolio of common stocks and other equity securities of small and medium-sized companies.

Emerging Growth Portfolio.

    Seeks capital appreciation.

Enterprise Portfolio.

    Seeks capital appreciation through investment in securities believed by the investment adviser to have above average potential for capital appreciation.

Comstock Portfolio.

    Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.

Growth and Income.

    Seeks income and long-term growth of capital and income.

Strategic Stock Portfolio.

    Seeks above average total return through a combination of potential capital appreciation and dividend income consistent with the preservation of invested capital.

Asset Allocation Portfolio.

    Seeks high total investment return consistent with prudent investment risk through a fully managed investment policy utilizing equity securities as well as investment grade intermediate and long-term debt securities and money market securities. Total investment return consists of current income (including dividends, interest and discount accruals) and capital appreciation or depreciation.

MFS® Variable Insurance TrustSM

New Discovery Series.

    This Fund seeks capital appreciation.

Emerging Growth Series.

    This Fund seeks to provide long-term growth of capital.

Research Series.

    This Fund seeks to provide long-term growth of capital and future income.

Investors Growth Stock Series (formerly "Growth Series").

    This Fund seeks to provide long-term growth of capital and future income rather than current income.

Investors Trust Series (formerly "Growth With Income Series").

    This Fund seeks mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

Utilities Series.

    This Fund seeks capital growth and current income above that available from a portfolio invested entirely in equity securities.

Total Return Series.

    This Fund seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

Oppenheimer Variable Account Funds

Aggressive Growth Fund/VA.

    This Fund seeks capital appreciation.

Global Securities Fund/VA.

    This Fund seeks long-term capital appreciation by investing in securities of foreign issuers, "growth-type" companies and cyclical industries.

Capital Appreciation Fund/VA.

    This Fund seeks to achieve long-term capital appreciation by investing in securities of well-known established companies.

Main Street Growth & Income Fund/VA.

    This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. The Fund invests mainly in common stocks of U.S. companies.

High Income Fund/VA.

    This Fund seeks a high level of current income from investment in high yield fixed-income securities.

Money Fund/VA.

    This Fund seeks maximum current income from investments in "money market" securities consistent with low capital risk and the maintenance of liquidity. An investment in the Money Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

Strategic Bond Fund/VA.

    This Fund seeks a high level of current income by investing mainly in three market sectors: debt securities of foreign governments and companies, U.S. government securities and high yield securities of U.S. and foreign companies.

Calvert Variable Series, Inc.

Social Small Cap Growth Portfolio.

    This Fund seeks to provide long-term capital appreciation by investing in equity securities of companies that have small market capitalizations.

Social Balanced Portfolio.

    This Fund seeks to achieve a competitive total return through an actively managed, non-diversified portfolio of stocks, bonds, and money market instruments that offer income and capital growth opportunity and that satisfy the investment and social criteria.

Van Eck Worldwide Insurance Trust

Worldwide Hard Assets Fund.

    This Fund seeks long-term capital appreciation by investing primarily in "Hard Asset Securities". Hard Asset Securities are the stocks, bonds and other securities of companies that derive at least 50% of gross revenue or profit from the exploration, development, production or distribution of (together "Hard Assets"):

    (i)
    precious metals;

    (ii)
    natural resources;

    (iii)
    real estate; and

    (iv)
    commodities.

Worldwide Real Estate Fund.

    This Fund seeks a high total return by investing in equity securities of companies that own significant real estate or that principally do business in real estate.

Goldman Sachs Variable Insurance Trust

Internet Tollkeeper Fund.

    This Fund seeks to provide long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities of Internet Tollkeeper companies, which are companies in the media, telecommunications, technology and Internet sectors which provide access, infrastructure, content and services to Internet companies and users.

    There is no assurance that the stated objectives and policies of any of the Funds will be achieved. More detailed information concerning the investment objectives, policies and restrictions of the Funds, the expenses of the Funds, the risks attendant to investing in the Funds and other aspects of their operations can be found in the current prospectuses for the Funds, which accompany this prospectus, and the current Statement of Additional Information for each of the Funds. You should read the Funds' prospectuses carefully before making any decision concerning the allocation of Purchase Payments or transfers among the Sub-Accounts.

    Certain Funds may have investment objectives and policies similar to other mutual funds (sometimes having similar names) that are managed by the same investment adviser or manager. The investment results of the Funds, however, may be more or less favorable than the results of such other mutual funds. Protective Life does not guarantee or make any representation that the investment results of any Fund is, or will be, comparable to any other mutual fund, even one with the same investment adviser or manager.

Other Information about the Funds

    Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account may not be able to purchase additional shares of that Fund. In that event, Owners may no longer be able to allocate Variable Account value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Account Value to the Sub-Account investing in shares of that Fund.

    For Funds that pay 12b-1 fees, our affiliate, Investment Distributors, Inc., the principal underwriter for the Contracts, will receive 12b-1 fees deducted from Fund assets for providing certain distribution and shareholder support services to the Fund. Protective Life has entered into agreements with the investment managers or advisers of the Funds pursuant to which each such investment manager or adviser pays Protective Life a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of Protective Life and its affiliates) in the Funds managed by that manager or advisor. These percentages differ, and some investment managers or advisors pay us more than other investment managers or advisors. These fees are in consideration for administrative services provided to the Funds by Protective Life and its affiliates. Payments of fees under these agreements by managers or advisers do not increase the fees or expenses paid by the Funds or their shareholders. The amounts we receive under these agreements may be significant.

Other Investors in the Funds

    PIC currently sells shares of its Funds only to Protective Life as the underlying investment for the Variable Account as well as for variable life insurance contracts issued through Protective Life, and to Protective Life Annuity and Insurance Company (formerly American Foundation Life Insurance Company) a Protective Life affiliate, as the underlying investment for variable annuity contracts issued by Protective Life and Annuity Insurance Company. PIC may in the future sell shares of its Funds to other separate accounts of Protective Life or its life insurance company affiliates supporting other variable annuity contracts or variable life insurance policies. In addition, upon obtaining regulatory approval, PIC may sell shares to certain retirement plans qualifying under Section 401 of the Internal Revenue Code of 1986. Protective Life currently does not foresee any disadvantages to Owners that would arise from the possible sale of shares to support its variable annuity and variable life insurance policies or those of its affiliates or from the possible sale of shares to such retirement plans. However, the board of directors of PIC will monitor events in order to identify any material irreconcilable conflicts that might possibly arise if such shares were also offered to support variable annuity policies other than the Contracts or variable life insurance policies or to retirement plans. In event of such a conflict, the board of directors would determine what action, if any, should be taken in response to the conflict. In addition, if Protective Life believes that PIC's response to any such conflicts insufficiently protects Owners, it will take appropriate action on its own, including withdrawing the Account's investment in the Fund. (See the PIC Prospectus for more detail.)

    Shares of the Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Calvert Variable Series, Inc., Van Eck Worldwide Insurance Trust and Goldman Sachs Variable Insurance Trust are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. As is the case with PIC, the boards of directors (or trustees) of the Van Kampen Life Investment Trust, the MFS® Variable Insurance TrustSM, Oppenheimer Variable Account Funds, Calvert Variable Series, Inc., Van Eck Worldwide Insurance Trust and Goldman Sachs Variable Insurance Trust monitor events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.

Addition, Deletion or Substitution of Investments

    Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the Securities and Exchange Commission and state insurance authorities.

    Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. We may make any new Sub-Accounts available to existing Owner(s) on a basis we determine.

    If we make any of these substitutions or changes, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owners and Annuitants, and subject to any approvals that applicable law may require, we may operate the Variable Account as a management company under the 1940 Act, we may de-register it under that Act if registration is no longer required, or we may combine it with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account that the 1940 Act or other applicable law or regulation requires.

DESCRIPTION OF THE CONTRACT

The following sections describe the Contracts currently being offered.

The Contract

    The Protective Variable Annuity II Contract is a flexible premium deferred variable and fixed annuity contract issued by Protective Life. In certain states we offer the Contract as a group contract to eligible persons who have established accounts with certain broker-dealers that have entered into a distribution agreement with Protective Life to offer the Contract. In those states we may also offer the Contract to members of other eligible groups. In all other states, we offer the Contract as an individual contract. If you purchase an interest in a group contract, you will receive a certificate evidencing your ownership interest in the group contract. Otherwise, you will receive an individual Contract.

Use of the Contract in Qualified Plans.

    You may purchase the Contract on a non-qualified basis. You may also purchase it for use within certain qualified retirement plans or in connection with other employee benefit plans or arrangements that receive favorable tax treatment. Such qualified plans include individual retirement accounts and individual retirement annuities (IRAs), pension and profit sharing plans (including H.R. 10 Plans), and tax sheltered annuity plans. Many of these qualified plans, including IRAs, provide the same type of tax deferral as provided by the Contract. The Contract, however, provides a number of benefits and features not provided by such retirement plans and employee benefit plans or arrangements alone. There are costs and expenses under the Contract related to these benefits and features. You should consult a qualified tax and/or financial adviser regarding the use of the Contract within a qualified plan or in connection with other employee benefit plans or arrangements. You should carefully consider the benefits and features provided by the Contract in relation to their costs as they apply to your particular situation.

Parties to the Contract

Owner.

    The Owner is the person or persons who own the Contract and are entitled to exercise all rights and privileges provided in the Contract. In those states where the Contract is issued as a group contract, the term "Owner" refers to the holder of the certificate evidencing an interest in the group contract. Two persons may own the Contract together; they are designated as the Owner and the Joint Owner. In the case of Joint Owners, provisions relating to action by the Owner means both Joint Owners acting together. Individuals as well as nonnatural persons, such as corporations or trusts, may be Owners. Protective Life will only issue a Contract prior to each Owner's 85th birthday.

    The Owner of this Contract may be changed by Written Notice provided:

    (1)
    each new Owner's 85th birthday is after the Effective Date; and

    (2)
    each new Owner's 90th birthday is on or after the Annuity Commencement Date.

    For a period of 1 year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of the death benefit option selected. Naming a nonnatural person as an Owner or changing the Owner may result in a tax liability. (See "Taxation of Annuities in General.")

Beneficiary.

    The Beneficiary is the person or persons who may receive the benefits of this Contract upon the death of any Owner.

        Primary — The Primary Beneficiary is the surviving Joint Owner, if any. If there is no surviving Joint Owner, the Primary Beneficiary is the person or persons designated by the Owner and named in our records.

        Contingent — The Contingent Beneficiary is the person or persons designated by the Owner and named in our records to be Beneficiary if the Primary Beneficiary is not living at the time of the Owner's death.

    If no Beneficiary designation is in effect or if no Beneficiary is living at the time of an Owner's death, the Beneficiary will be the estate of the deceased Owner. If any Owner dies on or after the Annuity Commencement Date, the Beneficiary will become the new Owner.

    Unless designated irrevocably, the Owner may change the Beneficiary by Written Notice prior to the death of any Owner. An irrevocable Beneficiary is one whose written consent is needed before the Owner can change the Beneficiary designation or exercise certain other rights. In the case of certain

Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

Annuitant.

    The Annuitant is the person on whose life annuity income payments may be based. The Owner is the Annuitant unless the Owner designates another person as the Annuitant. The Contract must be issued prior to the Annuitant's 85th birthday. If the Annuitant is not an Owner and dies prior to the Annuity Commencement Date, the Owner will become the new Annuitant unless the Owner designates otherwise.

    The Owner may change the Annuitant by Written Notice prior to the Annuity Commencement Date. However, if any Owner is not an individual the Annuitant may not be changed. The new Annuitant's 90th birthday must be on or after the Annuity Commencement Date in effect when the change of Annuitant is requested.

Payee.

    The Payee is the person or persons designated by the Owner to receive the annuity income payments under the Contract. The Annuitant is the Payee unless the Owner designates another party as the Payee. The Owner may change the Payee at any time.

Issuance of a Contract

    To purchase a Contract, you must submit certain application information and an initial Purchase Payment to Protective Life through a licensed representative of Protective Life, who is also a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. The minimum initial Purchase Payment is $2,000. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Internal Revenue Code.

    If the necessary application information for a Contract accompanies the initial Purchase Payment, we will allocate the initial Purchase Payment (less any applicable premium tax) to the Allocation Options as you direct on the appropriate form within two business days of receiving such Purchase Payment at the administrative office. If we do not receive the necessary application information, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five days, Protective Life will inform the applicant of the reason for the delay and return the initial Purchase Payment immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, we will allocate the initial Purchase Payment to the appropriate Allocation Options within two business days.

    You may transmit information necessary to complete an application to the Company by telephone, facsimile, or electronic media.

Purchase Payments

    In all states except Oregon we will only accept initial Purchase Payments before the earlier of the oldest Owner's 85th birthday, or the Annuitant's 85th birthday. No Purchase Payment will be accepted within 7 years of the Annuity Commencement Date then in effect. In the state of Oregon, we will only accept Purchase Payments (initial or subsequent) before the earlier of the oldest Owner's 85th birthday or the Annuitant's 85th birthday. The minimum subsequent Purchase Payment we will accept is $100. We reserve the right not to accept any Purchase Payment.

    Purchase Payments are payable at our administrative office. You may make them by check payable to Protective Life Insurance Company or by any other method we deem acceptable. Protective Life retains the right to limit the maximum aggregate Purchase Payment that can be made without prior administrative office approval. This amount is currently $2,000,000.

    Under the current automatic purchase payment plan, you may select a monthly or quarterly payment schedule pursuant to which Purchase Payments will be automatically deducted from a bank account. We currently accept automatic Purchase Payments on the 1st through the 28th day of each month. Each automatic Purchase Payment must be at least $50. You may not allocate payments made through the automatic purchase payment plan to any DCA Fixed Account. You may not elect the automatic purchase payment plan and the partial automatic withdrawal plan simultaneously. (See "Surrenders and Partial Surrenders".) Upon notification of the death of any Owner the Company will terminate deductions under the automatic purchase payment plan. (See "Allocation of Purchase Payments".)

Right to Cancel

    You have the right to return the Contract within a certain number of days after you receive it by returning it to our administrative office or the sales representative who sold it along with a written cancellation request. In the state of Connecticut, non-written requests are also accepted. The number of days, which is at least ten, is determined by state law in the state where the Contract is delivered. Return of the Contract by mail is effective on being post-marked, properly addressed and postage pre-paid. We will treat the returned Contract as if it had never been issued. Where permitted, Protective Life will refund the Contract Value plus any fees deducted from either Purchase Payments or Contract Value. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. Where required, we will refund the Purchase Payment.

Allocation of Purchase Payments

    The allocation of your Purchase Payment among the Allocation Options you have selected will be at the next price determined after we receive your Purchase Payment. Owners must indicate in the application how their initial and subsequent Purchase Payments are to be allocated among the Allocation Options. The Fixed Account is not available in the states of Washington, Maryland, Massachusetts, or South Carolina.

    If your allocation instructions are indicated by percentages, whole percentages must be used. Subsequent Purchase Payments made through the automatic purchase payment plan may not be allocated to any DCA Fixed Account. Subsequent Purchase Payments will not be allocated to a DCA Fixed Account if, on the day we receive the Purchase Payment, the value of that DCA Fixed Account is greater than $0.

    For Individual Retirement Annuities and Contracts issued in states where, upon cancellation during the right-to-cancel period, we return at least your Purchase Payments, we reserve the right to allocate your initial Purchase Payment (and any subsequent Purchase Payment made during the right-to-cancel period) to the Oppenheimer Money Fund Sub-Account until the expiration of the number of days in the free look period starting from the date we mail the Contract from our administrative office. Thereafter, we will allocate all Purchase Payments according to your allocation instructions then in effect.

    Owners may change allocation instructions by Written Notice at any time. Owners may also change instructions by telephone, automated telephone system or via the internet at www.protective.com/annuities. For non-written instructions regarding allocations, we will require a form of personal identification prior to acting on instructions and we will record any telephone voice instructions. If we follow these procedures, we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to limit or eliminate any of these non-written communication methods for any Contract or class of Contracts at any time for any reason.

Variable Account Value

Sub-Account Value.

    A Contract's Variable Account value at any time is the sum of the Sub-Account values and therefore reflects the investment experience of the Sub-Accounts to which it is allocated. There is no guaranteed minimum Variable Account value. The Sub-Account value for any Sub-Account as of the Effective Date is equal to the amount of the initial Purchase Payment allocated to that Sub-Account. On subsequent Valuation Days prior to the Annuity Commencement Date, the Sub-Account value is equal to that part of any Purchase Payment allocated to the Sub-Account and any Contract Value transferred to the Sub-Account, adjusted by income, dividends, net capital gains or losses (realized or unrealized), decreased by partial surrenders (including any applicable surrender charges and premium tax), Contract Value transferred out of the Sub-Account and fees deducted from the Sub-Account.

    The Sub-Account value for a Contract may be determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for the appropriate class of Accumulation Units in that Sub-Account on that day. (See "Determination of Accumulation Units" and "Determination of Accumulation Unit Value.") The class of Accumulation Units attributable to a Contract depends on the benefits package chosen by the Owner. (See "Condensed Financial Information, Accumulation Units.")

Determination of Accumulation Units.

    Purchase Payments allocated and Contract Value transferred to a Sub-Account are converted into Accumulation Units. An Accumulation Unit is a unit of measure used to calculate the value of a Sub-Account prior to the Annuity Commencement Date. We determine the number of Accumulation Units to be credited to a Contract by dividing the dollar amount directed to the Sub-Account by the Accumulation Unit value of the appropriate class of Accumulation Units of that Sub-Account for the Valuation Day as of which the allocation or transfer occurs. Purchase Payments allocated or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract. We execute such allocations and transfers as of the end of the Valuation Period in which we receive a Purchase Payment or Written Notice or other instruction requesting a transfer.

    Certain events reduce the number of Accumulation Units of a Sub-Account credited to a Contract. The following events result in the cancellation of the appropriate number of Accumulation Units of a Sub-Account:

  •
  surrenders and applicable surrender charges;

  •
  partial surrenders and applicable surrender charges;

  •
  partial automatic withdrawals;

  •
  transfer from a Sub-Account and any applicable transfer fee;

  •
  payment of a death benefit claim;

  •
  application of the Contract Value to an Annuity Option; and

  •
  deduction of the annual contract maintenance fee.

Accumulation Units are canceled as of the end of the Valuation Period in which we receive Written Notice of or other instructions regarding the event.

Determination of Accumulation Unit Value.

    The Accumulation Unit value for each class of Accumulation Units in a Sub-Account at the end of every Valuation Day is the Accumulation Unit value for that class at the end of the previous Valuation Day times the net investment factor.

Net Investment Factor.

    The net investment factor measures the investment performance of a Sub-Account from one Valuation Period to the next. For each Sub-Account, the net investment factor reflects the investment performance of the Fund in which the Sub-Account invests and the charges assessed against that Sub-Account for a Valuation Period. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The net investment factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

  (1)
  is the result of:
    a.
    the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

    b.
    the per share amount of any dividend or capital gain distributions the Fund makes to the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

    c.
    a per share charge or credit for any taxes reserved for, which the Company determines to have resulted from the investment operations of the Sub-Account.
  (2)
  is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the last prior Valuation Period.

  (3)
  is a factor representing the mortality and expense risk charge and the administration charge for the number of days in the Valuation Period.

Transfers

    Prior to the Annuity Commencement Date, you may instruct us to transfer Contract Value between and among the Allocation Options. When we receive your transfer instructions, we will allocate the Contract Value you transfer at the next price determined for the Allocation Options you indicate.

    You must transfer at least $100, or if less, the entire amount in the Allocation Option each time you make a transfer. If after the transfer, the Contract Value remaining in any Allocation Option from which a transfer is made would be less than $100, then we may transfer the entire Contract Value in that Allocation Option instead of the requested amount. We reserve the right to limit the number of transfers to no more than 12 per Contract Year. For each additional transfer over 12 during each Contract Year, we reserve the right to charge a Transfer Fee which will not exceed $25. The Transfer Fee, if any, will be deducted from the amount being transferred. (See "Charges and Deductions — Transfer Fee".)

    Transfers involving a Guaranteed Account are subject to additional restrictions. The maximum amount that may be transferred from the Fixed Account during a Contract Year is the greater of:

  (1)
  $2,500; or

  (2)
  25% of the Contract Value in the Fixed Account value.

    Transfers into any DCA Fixed Account are not permitted.

    Owners may request transfers by Written Notice at any time. Owners also may request transfers by telephone, automated telephone system or via the Internet at www.protective.com/annuities. From time to time and at our sole discretion, we may introduce additional methods for requesting transfers or discontinue any method for making non-written requests and facsimile transmitted requests for such transfers. We will require a form of personal identification prior to acting on non-written requests and facsimile transmitted requests and we will record telephone requests. We will send you a confirmation of all transfer requests communicated to us. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent transfer requests.

    After the Annuity Commencement Date, when Variable Income Payments are selected, transfers are allowed between Sub-Accounts, but are limited to one transfer per month. Dollar cost averaging and portfolio rebalancing are not allowed. No transfers are allowed within the Guaranteed Account or between the Guaranteed Account or any Sub-Account.

Reservation of Rights.

    We reserve the right to limit amounts transferred into or out of any account within the Guaranteed Account. We reserve the right to modify, limit, suspend or eliminate the transfer privileges (including acceptance of non-written instructions and facsimile transmitted instructions) without prior notice for any Contract or class of Contracts at any time for any reason. We also reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests transfers during a single Valuation Period on behalf of the Owners of two or more Contracts.

Dollar Cost Averaging.

    Prior to the Annuity Commencement Date, you may instruct us by Written Notice to systematically and automatically transfer, on a monthly or quarterly basis, amounts from a DCA Fixed Account (or any other Allocation Option) to any Allocation Option, except that no transfers may be made into a DCA Fixed Account. This is known as the "dollar-cost averaging" method of investment. By transferring equal amounts of Contract Value on a regularly scheduled basis, as opposed to allocating a larger amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in the value of Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.

    You may make dollar cost averaging transfers on the 1st through the 28th day of each month. In states where, upon cancellation during the right-to-cancel period, we are required to return your Purchase Payment, we reserve the right to delay commencement of dollar cost averaging transfers until the expiration of the right-to-cancel period.

    Any Purchase Payment allocated to a DCA Fixed Account must include instructions regarding the period and frequency of the dollar cost averaging transfers, and the Allocation Option(s) into which the transfers are to be made. Currently, the maximum period for dollar cost averaging from DCA Fixed Account 1 is six months and from DCA Fixed Account 2 is twelve months. Dollar cost averaging transfers may be made monthly or quarterly. From time to time, we may offer different maximum periods for dollar cost averaging amounts from a DCA Fixed Account.

    The periodic amount transferred from a DCA Fixed Account will be equal to the Purchase Payment allocated to the DCA Fixed Account divided by the number of dollar cost averaging transfers to be made. Interest credited will be transferred from the DCA Fixed Account after the last dollar cost averaging transfer. We will process dollar cost averaging transfers until the earlier of the following: (1) the DCA Fixed Account Value equals $0, or (2) the Owner instructs us by Written Notice to cancel the automatic transfers. If you terminate transfers from a DCA Fixed Account before the amount remaining in that account is $0, we will immediately transfer any amount remaining in that DCA Fixed Account according to your instructions. If you do not provide instructions, we will transfer the remaining amount to the Fixed Account. In states where the Fixed Account is not available, we will transfer the remaining amount to the Oppenheimer Money Fund Sub-Account. Upon the death of any Owner, dollar cost averaging transfers will continue until canceled by the Beneficiary(s).

    There is no charge for dollar cost averaging. Automatic transfers made to facilitate dollar cost averaging will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue dollar cost averaging upon written notice to the Owner.

Portfolio Rebalancing.

    Prior to the Annuity Commencement Date, you may instruct Protective Life by Written Notice to periodically transfer your Variable Account value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account value among such Sub-Accounts ("portfolio rebalancing"). The portfolio rebalancing percentages must be in whole numbers and must allocate amounts only among the Sub-Accounts. You may not transfer any Contract Value to or from the Guaranteed Account as part of portfolio rebalancing. Unless you instruct otherwise, portfolio rebalancing is based on your Purchase Payment allocation instructions in effect with respect to the Sub-Accounts at the time of each rebalancing transfer. We deem portfolio rebalancing instructions from you that differ from your current Purchase Payment allocation instructions to be a request to change your Purchase Payment allocation.

    You may elect portfolio rebalancing to occur on the 1st through 28th day of a month on either a quarterly, semi-annual or annual basis. If you do not select a day, transfers will occur on the same day of the month as your Contract Anniversary, or on the 28th day of the month if your Contract Anniversary occurs on the 29th, 30th or 31st day of the month. You may change or terminate portfolio rebalancing by Written Notice, or by other non-written communication methods acceptable for transfer requests. Upon the death of any Owner portfolio rebalancing will continue until canceled by the Beneficiary(s).

    There is no charge for portfolio rebalancing. Automatic transfers made to facilitate portfolio rebalancing will not count toward the 12 transfers permitted each Contract Year if Protective Life elects to limit transfers, or the designated number of free transfers in any Contract Year if the Company elects to charge for transfers in excess of that number in any Contract Year. We reserve the right to discontinue portfolio rebalancing upon written notice to the Owner.

Surrenders and Partial Surrenders

Surrender.

    At any time before the Annuity Commencement Date, you may request a surrender of your Contract for its surrender value. To surrender your Contract, you must return the Contract to us and make your surrender request by Written Notice. We will pay you the surrender value in a lump sum unless you request payment under another payment option that we are making available at the time. Partial and full surrenders from Contracts issued as tax sheltered annuities are prohibited in certain circumstances. (See "Federal Tax Matters.") A surrender may have federal and state income tax consequences. (See "Taxation of Partial and Full Surrenders".) A surrender value may be available under certain Annuity Options. (See "Annuitization".) In accordance with SEC regulations, surrenders and partial surrenders are generally payable within 7 calendar days of our receiving Written Notice of your request. (See "Suspension or Delay in Payments".)

Surrender Value.

    The surrender value of your Contract is equal to the Contract Value minus any applicable surrender charge, contract maintenance fee and premium tax. We will determine the surrender value as of the end of the Valuation Period during which we receive your Written Notice requesting surrender and your Contract at our administrative office.

Partial Surrender.

    At any time before the Annuity Commencement Date, you may request a partial surrender of your Contract Value provided the Contract Value remaining after the partial surrender is at least $2,000. You may request a partial surrender by Written Notice or, if we have received your completed Telephone Withdrawal Authorization Form, by telephone. Partial surrenders by telephone are subject to limitations. We may eliminate partial withdrawals by telephone or change the requirements for partial withdrawals by telephone for any Contract or class of Contracts at any time without prior notice.

    We will withdraw the amount of your partial surrender from the Contract Value as of the end of the Valuation Period during which we receive your request for the partial surrender. The amount we will pay you upon a partial surrender is equal to the Contract Value surrendered minus any applicable surrender charge.

    You may specify the amount of the partial surrender to be made from any Allocation Option. If you do not so specify, or if the amount in the designated account(s) is inadequate to comply with the request, the partial surrender will be made from each Allocation Option based on the proportion that the value of each Allocation Option bears to the total Contract Value.

    A partial surrender may have federal and state income tax consequences. (See "Taxation of Partial and Full Surrenders".)

Cancellation of Accumulation Units.

    Surrenders and partial surrenders, including any surrender charges, will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Guaranteed Account value.

Surrender and Partial Surrender Restrictions.

    The Owner's right to make surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.

Restrictions on Distributions from Certain Types of Contracts.

    There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Internal Revenue Code Section 403(b) retirement plans. Section 403(b)(11) of the Code restricts the distribution under Section 403(b) annuity contracts of:

  (i)
  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)
  earnings on those contributions; and

  (iii)
  earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

    Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.

    In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

Partial Automatic Withdrawals.

    Currently, the Company offers a partial automatic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. You may elect to participate in this plan at the time of application or at a later date by properly completing an election form. In order to participate in the plan you must have:

  (1)
  made an initial Purchase Payment of at least $5,000; or

  (2)
  a Contract Value as of the previous Contract Anniversary equal to $5,000.

    The partial automatic withdrawal plan and the automatic purchase payment plan may not be elected simultaneously. (See "Purchase Payments".) There may be federal and state income tax consequences to partial automatic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax advisor before participating in any withdrawal program. (See "Taxation of Partial and Full Surrenders".)

    When you elect the partial automatic withdrawal plan, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. Partial automatic withdrawals may be made on the 1st through the 28th day of each month. The amount requested must be at least $100 per withdrawal. We will process withdrawals for the designated amount until you instruct us otherwise. If, during any Contract Year, the amount of the withdrawals exceeds the "free withdrawal amount" described in the "Surrender Charge" section of this prospectus, we will deduct a surrender charge where applicable. (See "Surrender Charge.") Partial automatic withdrawals will be taken pro-rata from the Allocation Options in proportion to the value each Allocation Option bears to the total Contract Value and will be made only by an electronic fund transfer. We will pay you the amount requested each month or quarter as applicable and cancel the applicable Accumulation Units.

    If any partial automatic withdrawal transaction would result in a Contract Value of less than $5,000 after the withdrawal, the transaction will not be completed and the partial automatic withdrawal plan will terminate. Once partial automatic withdrawals have terminated due to insufficient Contract Value, they will not be automatically reinstated in the event that your Contract Value should reach $5,000 again. The partial automatic withdrawal plan will also terminate in the event that a non-automated partial surrender is made from a Contract participating in the plan, except in the case of a partial surrender taken as a minimum required distribution from a Qualified Plan. (See "Qualified Retirement Plans".) Upon notification of the death of any Owner, we will terminate the partial automatic withdrawal plan. The partial automatic withdrawal plan may be discontinued by the Owner at any time by Written Notice.

    There is no charge for the partial automatic withdrawal plan. We reserve the right to discontinue the partial automatic withdrawal plan upon written notice to you.

THE GUARANTEED ACCOUNT

    The Guaranteed Account has not been, and is not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Guaranteed Account, the Company's general account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the Guaranteed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.

    The Guaranteed Account currently includes the Fixed Account and two DCA Fixed Accounts. The Fixed Account and the DCA Fixed Accounts are part of Protective Life's general account. The assets of Protective Life's general account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. Since the Fixed Account and the DCA Fixed Accounts are part of the general account, Protective Life assumes the risk of investment gain or loss on this amount.

The Fixed Account.

    The Fixed Account is not available in the states of Washington, Oregon, Maryland, Massachusetts or South Carolina.

    In states where the Fixed Account and DCA Fixed Accounts are available, you may allocate some or all of your Purchase Payments and may transfer some or all of your Contract Value to the Fixed Account. Amounts allocated or transferred to the Fixed Account earn interest from the date the funds are credited to the account.

    The interest rate we apply to Purchase Payments and transfers into the Fixed Account is guaranteed for one year from the date the Purchase Payment or transfer is credited to the account. When an interest rate guarantee expires, we will set a new interest rate, which may not be the same as the interest rate then in effect for Purchase Payments or transfers allocated to the Fixed Account. The new interest rate is also guaranteed for one year.

The DCA Fixed Accounts.

    DCA Fixed Accounts are designed to systematically transfer amounts to other Allocation Options over a designated period. (See "Transfers, Dollar Cost Averaging.") The DCA Fixed Accounts are available only for Purchase Payments designated for dollar cost averaging. Purchase Payments may not be allocated into any DCA Fixed Account when that DCA Fixed Account value is greater than $0, and all funds must be transferred from a DCA Fixed Account before allocating a Purchase Payment to that DCA Fixed Account. Where we agree, under current administrative procedures, to allocate a Purchase Payment to any DCA Fixed Account in installments from more than one source, we will credit each installment with the interest rate applied to the first installment we receive. The interest rate we apply to Purchase Payments allocated to a DCA Fixed Account is guaranteed for the period over which transfers are allowed from that DCA Fixed Account.

    From time to time and subject to regulatory approval, we may offer Fixed Accounts or DCA Fixed Accounts with different interest guaranteed periods. We, in our sole discretion, establish the interest rates for each account in the Guaranteed Account. We will not declare a rate that is less than an annual effective interest rate of 3.00%. Because these rates vary from time to time, allocations made to the same account within the Guaranteed Account at different times may earn interest at different rates.

Guaranteed Account Value.

    Any time prior to the Annuity Commencement Date, the Guaranteed Account value is equal to the sum of:

  (1)
  Purchase Payments allocated to the Guaranteed Account; plus

  (2)
  amounts transferred into the Guaranteed Account; plus

  (3)
  interest credited to the Guaranteed Account; minus

  (4)
  amounts transferred out of the Guaranteed Account, including any applicable transfer fee; minus

  (5)
  the amount of any surrenders removed from the Guaranteed Account, including any applicable premium tax and surrender charges; minus

  (6)
  fees deducted from the Guaranteed Account.

    For the purposes of interest crediting, amounts deducted, transferred or withdrawn from accounts within the Guaranteed Account will be separately accounted for on a "first-in, first-out" (FIFO) basis.

DEATH BENEFIT

    If any Owner dies before the Annuity Commencement Date and while this Contract is in force, we will pay a death benefit, less any applicable premium tax, to the Beneficiary. We will determine the death benefit as of the end of the Valuation Period during which we receive due proof of death. Only one death benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of an Owner's death. If any Owner is not a natural person, the death of the Annuitant is treated as the death of an Owner. In the case of certain Qualified Contracts, Treasury Department regulations prescribe certain limitations on the designation of a Beneficiary.

Payment of the Death Benefit.

    The Beneficiary may take the death benefit in one sum immediately, in which event the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death, and the entire interest in the Contract must be distributed under one of the following options:

  (1)
  the entire interest must be distributed over the life of the Beneficiary, or over a period not extending beyond the life expectancy of the Beneficiary, with distributions beginning within one year of the Owner's death; or,

  (2)
  the entire interest must be distributed within 5 years of the Owner's death.

If no option is elected, we will distribute the entire interest within 5 years of the Owner's death.

Continuation of the Contract by a Surviving Spouse.

    If the Beneficiary is the deceased Owner's spouse, the surviving spouse may elect, in lieu of receiving a death benefit, to continue the Contract and become the new Owner, provided the deceased Owner's spouse's 85th birthday is after the Effective Date and the 90th birthday is after the Annuity Commencement Date then in effect. The Contract will continue with the value of the death benefit, including the Earnings Enhancement Death Benefit if it was selected, having become the new Contract Value as of the end of the Valuation Period during which we received due proof of death. Neither the death benefit nor the optional Earnings Enhancement Death Benefit, if it was selected, is terminated by a surviving spouse's continuation of the Contract. The surviving spouse may select a new Beneficiary. Upon this spouse's death, the death benefit may be taken in one sum immediately and the Contract will terminate. If the death benefit is not taken in one sum immediately, the death benefit will become the new Contract Value as of the end of the Valuation Period during which we receive due proof of death and must be distributed to the new Beneficiary according to option (1) or (2), above.

    A Contract may only be continued by a surviving spouse once. This benefit will not be available to any subsequent surviving spouse under the continued Contract.

    If there is more than one Beneficiary, the foregoing provisions apply to each Beneficiary individually.

    The death benefit provisions of this Contract shall be interpreted to comply with the requirements of §72(s) of the Internal Revenue Code. We reserve the right to endorse this Contract, as necessary, to conform with regulatory requirements. We will send you a copy of any endorsement containing such Contract modifications.

Standard Death Benefit

    The standard death benefit will equal the greater of:

  (1)
  the Contract Value; or

  (2)
  aggregate Purchase Payments less aggregate amounts surrendered, including associated surrender charges.

Optional Benefit Packages

    At the time of application, the Owner may purchase an optional benefit package that may provide a death benefit which is greater than the standard death benefit provided under the Contract and a waiver of surrender charges under certain circumstances. A death benefit available under an optional benefit package must be distributed according to the rules in the "Death Benefit" section above. See "Charges and Deductions, Surrender Charges" for a discussion of the waiver of surrender charges.

    Currently, two optional benefit packages are available. If you purchase one of these packages, the mortality and expense risk expense charge will increase by 0.15% to 1.25%, for total mortality and expense risk and administration charges of 1.40%. (See "Charges and Deductions".) Once you select an optional benefit package, you may not cancel or change the option. If any Owner is not a natural person, we will treat references to the Owner's birthday as references to the Annuitant's birthday.

    For a period of one year after any change of ownership involving a natural person, the death benefit will equal the Contract Value regardless of whether the standard or optional death benefit was selected and without any change in the Contract's mortality and expense risk charge. It is possible that, at the time of an Owner's death, the death benefits under the optional benefit packages will be no greater than the standard death benefit. You should consult a qualified financial advisor to carefully consider these possibilities and the added cost of the optional benefit packages before you decide whether an optional benefit package is right for you.

    Refer to Appendix A for an example of the calculation of each death benefit.

Annual Reset Death Benefit Package.

    We will determine an annual reset anniversary value, for each Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each annual reset anniversary value is equal to the sum of:

  •
  the Contract Value on that Contract Anniversary; plus

  •
  all Purchase Payments since that Contract Anniversary;

  •
  minus all amounts surrendered, including associated surrender charges, since that Contract Anniversary.

    The death benefit will equal the greatest of:

    (1)
    the Contract Value; or

    (2)
    aggregate Purchase Payments less aggregate surrenders, including associated surrender charges; or

    (3)
    the greatest annual reset anniversary value attained.

Compound and 3-Year Reset Death Benefit Package (Not available in the State of Washington).

    We will determine a compound anniversary value on the most recent Contract Anniversary before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death.

        The compound anniversary value is equal to the sum of:

  (a)
  the accumulation to the Contract Anniversary of all Purchase Payments prior to that Contract Anniversary, minus the accumulation of amounts surrendered, including associated surrender charges, prior to that Contract Anniversary; plus,

  (b)
  any Purchase Payments on or since that Contract Anniversary, minus any amounts surrendered, including associated surrender charges, on or since that Contract Anniversary.

    If the Effective Date is before the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 4.00%. If the Effective Date is on or after the deceased Owner's 71st birthday, the amounts in (a) will accumulate at an annual effective interest rate of 3.00%.

    We will determine a 3-year reset anniversary value for every 3rd Contract Anniversary occurring before the earlier of the deceased Owner's 80th birthday or the deceased Owner's date of death. Each 3-year reset anniversary value is equal the sum of:

  •
  the Contract Value on that Contract Anniversary;

  •
  plus all Purchase Payments since that Contract Anniversary;

  •
  minus all amounts surrendered, including associated surrender charges, since that Contract Anniversary.

    The death benefit will equal the greatest of:

    (1)
    the Contract Value; or

    (2)
    aggregate Purchase Payments less aggregate surrenders, including associated surrender charges; or

    (3)
    the compound anniversary value; or

    (4)
    the greatest 3-year reset anniversary value attained.

    Refer to Appendix A for an example of the calculation of each death benefit.

Earnings Enhancement Death Benefit (not available in all states)

    The Earnings Enhancement Death Benefit is an amount we pay in addition to the death benefit under a Contract. Subject to a maximum, the additional amount payable under this benefit will be equal to a percentage of your Contract's earnings, if there are any, between the effective date of the benefit and the date as of which the death benefit is determined. If the oldest Owner is younger than 70 years old on the benefit's effective date, the benefit will pay 40% of earnings, up to a maximum of 80% of net Purchase Payments. If the oldest Owner is age 70 or more on that date, the benefit will pay 25% of earnings, up to a maximum of 50% of net Purchase Payments.

    The earnings to which the Earnings Enhancement Death Benefit applies are calculated during the first 12 months after the effective date of the benefit as follows:

  •
  the Contract Value on the date as of which the amount of the death benefit is determined;

  •
  minus the Contract Value on the benefit's effective date and any Purchase Payments made afterwards; and

  •
  plus any Purchase Payments that were withdrawn during this period, including any surrender charges. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

    After the first 12 months, earnings will be calculated in the same way except that they will be based on your Contract's death benefit instead of its Contract Value on the date as of which the amount of the death benefit is determined.

    For purposes of determining the maximum amount payable under this benefit, net Purchase Payments will be the net of:

  •
  the Contract Value on the benefit's effective date;

  •
  plus any Purchase Payments made afterwards;

  •
  minus any Purchase Payments that were withdrawn during this period, including any surrender charges; (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

  •
  minus any Purchase Payments made after the date 12 months before the deceased Owner's death.

    For Contracts that have been continued by a surviving spouse after the death of the original owner, the earnings to which the Earnings Enhancement Death Benefit applies are calculated as follows:

  •
  the amount of the death benefit (or Contract Value if the surviving spouse dies during the first 12 months after the effective date of the benefit);

  •
  minus the Contract Value on the date as of which we determined the value of the death benefit upon the death of the original owner and any Purchase Payments made afterwards; and

  •
  plus any Purchase Payments that were withdrawn during this period, including any surrender charges. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

    For purposes of determining the maximum amount payable under this benefit for a continued Contract, net Purchase Payments will be the net of:

  •
  the Contract Value as of the date we determined the value of the death benefit upon the death of the original owner;

  •
  plus any Purchase Payments made afterwards;

  •
  minus any Purchase Payments that were withdrawn during this period, including any surrender charges. (For purposes of this calculation, we will apply partial withdrawals against gains in the Contract first, and then against Purchase Payments.)

  •
  minus any Purchase Payments made after the date 12 months before the original surviving spouse's death.

    The Earnings Enhancement Death Benefit is currently available only at the time you apply for a Contract. You may purchase the Earnings Enhancement Death Benefit when you apply for a Contract provided that the effective date of this benefit is before the oldest Owner's 76th birthday. The effective date of this benefit will be the Effective Date of the Contract.

    The Earnings Enhancement Death Benefit will increase the Contract's mortality and expense risk charge by 0.25% from 1.10% to 1.35% for a Contract with the standard death benefit and from 1.25% to 1.50% for a Contract with an optional benefits package. (See "Charges and Deductions.") No amount will be payable under this benefit after it terminates or if the Contract is transferred to any new Owner who was age 70 or more on the benefit's effective date. Additionally, no amount will be payable under this benefit if there are no earnings, as described above, as of the date on which we determine the death benefit. You should consult a qualified financial advisor to carefully consider these possibilities and the benefit's added cost before you decide whether this benefit is right for you.

    Once purchased, neither Protective nor you can unilaterally terminate the Earnings Enhancement Death Benefit unless the entire Contract is terminated. The Earnings Enhancement Death Benefit will automatically terminate on the earlier of (1) the Annuity Commencement Date or (2) the later of the 10th Contract Anniversary or the oldest Owner's 90th birthday. Upon termination of this benefit, the mortality and expense risk charge will decrease by 0.25%.

    As of the date of this prospectus, we are not offering the Earnings Enhancement Death Benefit for use with Contracts in connection with Qualified Plans. In the future, we may make the benefit available for such use. If the Earnings Enhancement Death Benefit is offered for use in connection with Qualified Plans, owners who intend to use their Contracts in connection with such plans, including IRAs, should consider the potentially adverse effects that the Earnings Enhancement Death Benefit may have on their plan. See the discussions of death benefits in "Federal Tax Matters, Qualified Retirement Plans." Please consult your tax advisor.

SUSPENSION OR DELAY IN PAYMENTS

    Payments of a partial or full surrender of the Variable Account value or death benefit are usually made within seven (7) calendar days. However, we may delay such payment of a partial or full surrender of the Variable Account value or death benefit for any period in the following circumstances where permitted by state law:

  (1)
  when the New York Stock Exchange is closed; or

  (2)
  when trading on the New York Stock Exchange is restricted; or

  (3)
  when an emergency exists (as determined by the SEC as a result of which (a) the disposal of securities in the Variable Account is not reasonably practical; or (b) it is not reasonably practical to determine fairly the value of the net assets of the Variable Account); or

  (4)
  when the SEC, by order, so permits for the protection of security holders.

    We may delay payment of a partial or full surrender from the Guaranteed Account for up to six months where permitted.

CHARGES AND DEDUCTIONS

Surrender Charge (Contingent Deferred Sales Charge)

General.

    We do not deduct any charge for sales expenses from Purchase Payments at the time you make them. However, within certain time limits described below, we deduct a surrender charge (contingent deferred sales charge) from the Contract Value when you make a full or partial surrender before the Annuity Commencement Date or, if you elected early annuitization, when you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. (See "Annuitization, Annuity Commencement Date."). We do not apply the surrender charge to the payment of a death benefit.

    In the event surrender charges are not sufficient to cover sales expenses, we will bear the loss; conversely, if the amount of such charges provides more than enough to cover such expenses, we will retain the excess. Protective Life does not currently believe that the surrender charges imposed will cover the expected costs of distributing the Contracts. Any shortfall will be made up from Protective Life's general assets, which may include amounts derived from the mortality and expense risk charge.

Free Withdrawal Amount.

    Each Contract Year you may withdraw a specified amount, called the "free withdrawal amount", from your Contract without incurring a surrender charge. During the first Contract Year the free withdrawal amount is equal to 15% of your initial Purchase Payment. In any subsequent Contract Year the free withdrawal amount is equal to the greatest of: (1) the earnings in your Contract as of the prior Contract Anniversary; (2) 15% of your cumulative Purchase Payments as of the prior Contract Anniversary; or (3) 15% of the Contract Value as of the prior Contract Anniversary. For the purpose of determining the free withdrawal amount, earnings equal the Contract Value minus the Purchase Payments not previously assessed with a surrender charge, both measured as of the Contract Anniversary for which values are being determined. Withdrawals in excess of the free withdrawal amount in any Contract Year are treated as surrenders. Withdrawals, including withdrawals of the free withdrawal amount, may be subject to income taxation and may be subject to a 10% federal penalty tax if taken before the Owner reaches age 59 1/2. (See "Taxation of Annuities in General, Taxation of Partial and Full Surrenders.")

Determining the Surrender Charge.

    We calculate the surrender charge by first allocating surrendered Contract Value in excess of any free withdrawal amount to Purchase Payments or portions of Purchase Payments not previously assessed with a surrender charge on a "first-in, first-out" (FIFO) basis. We then allocate any remaining surrendered Contract Value pro-rata to these Purchase Payments. The surrender charge is the total of each of the allocated amounts of surrendered Contract Value multiplied by its applicable surrender charge percentage, as shown below. If the surrendered Contract Value exceeds any free withdrawal amount and if no surrendered Contract Value was allocated to Purchase Payments, we determine the surrender charge on the surrendered Contract Value by applying the surrender charge percentage associated with the most recent Purchase Payment we accepted.

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	Surrender Charge as Percentage of Amount Surrendered
0	7.0%
1	6.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7+	0%

    The cumulative surrender charges assessed will never exceed 8.5% of the total Purchase Payments we have accepted under this Contract. Refer to Appendix B for an example of how the surrender charge is calculated.

Reduction or Elimination of Surrender Charge.

    We may decrease or waive surrender charges on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in savings of sales expenses. We will determine the entitlement to such a reduction in surrender charge.

    We may also waive surrender charges on partial surrenders taken as a minimum distribution required under federal or state tax laws on amounts attributable to Protective Life annuity contracts. (See "Qualified Retirement Plans".) During any Contract Year, the total amount of such partial surrenders will reduce the free withdrawal amount available on any subsequent partial surrender.

Waiver of Surrender Charges.

    If you select an optional benefit package we will waive any applicable surrender charge if, at any time after the first Contract Year:

  (1)
  you are first diagnosed as having a terminal illness by a physician that is not related to you or the Annuitant; or,

  (2)
  you enter, for a period of at least ninety (90) days, a facility which is both

    (a)
    licensed by the state; and

    (b)
    qualified as a skilled nursing home facility under Medicare or Medicaid.

    For Contracts purchased in the State of Texas, we will also waive surrender charges on these conditions during the first Contract Year.

    The term "terminal illness" means that you are diagnosed as having a non-correctable medical condition that, with a reasonable degree of medical certainty, will result in your death in less than 12 months. A "physician" is a medical doctor licensed by a state's Board of Medical Examiners, or similar authority in the United States, acting within the scope of his or her license. You must submit written proof of a terminal illness satisfactory to the Company. The Company reserves the right to require an examination by a physician of its choice.

    Once we have granted the waiver of surrender charges, no surrender charges will apply to the Contract in the future and we will accept no additional Purchase Payments.

    If any Owner is not an individual, the waiver of surrender charge provisions will apply to the Annuitant.

Suspension of Benefits.

    For a period of one year after any change of ownership involving a natural person, we will not waive the surrender charges under the provision above.

Mortality and Expense Risk Charge

    To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge. Prior to the Annuity Commencement Date, for Contracts issued with the standard death benefit the charge is equal, on an annual basis, to 1.10% of the average daily net assets of the Variable Account attributable to such Contracts. If you select one of the optional benefit packages, the mortality and expense risk expense charge will increase by 0.15% for a total mortality and expense risk charge of 1.25% of the average annual daily net assets of the Variable Account attributable to your Contract. (See "Optional Benefit Packages".) On, and after the Annuity Commencement Date, the mortality and expense risk charge is equal to 1.10% of the average annual daily net assets of the Variable Account attributable to a Contract. If you purchase the Earnings Enhancement Death Benefit, the mortality and expense risk charge will increase by 0.25% to 1.35% for the standard benefit and 1.50% for the optional benefit package until the Earnings Enhancement Death Benefit terminates. (See "Earnings Enhancement Death Benefit.") We deduct the mortality and expense charge only from the Variable Account.

    The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each Payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit if the Owner dies before the Annuity Commencement Date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. It is possible that the mortality and expense risk charge (or a portion of it) could be treated as an amount received through a partial surrender for tax purposes. (See "Federal Tax Matters.") We may incur a profit or a loss from the mortality and expense risk charge. Any profit may be used to finance distribution expenses.

Administration Charges

    We will deduct an administration charge equal, on an annual basis, to 0.15% of the daily net asset value of the Variable Account attributable to such Contracts. We make this deduction to reimburse

Protective Life for expenses incurred in the administration of the Contract and the Variable Account. We deduct the administration charge only from the Variable Account value.

Transfer Fee

    Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, we would consider each request to be one transfer, regardless of the number of Allocation Options affected by the transfer in one day. We would deduct the fee from the amount being transferred.

Contract Maintenance Fee

    Prior to the Annuity Commencement Date, we deduct a contract maintenance fee of $30 from the Contract Value on each Contract Anniversary, and on any day that you surrender the Contract other than the Contract Anniversary. We will deduct the contract maintenance fee from the Allocation Options in the same proportion as their values are to the Contract Value. We will waive the contract maintenance fee in the event the Contract Value or the aggregate Purchase Payments reduced by surrenders and associated surrender charges equals or exceeds $50,000 on the date we are to deduct the contract maintenance fee.

Fund Expenses

    The net assets of each Sub-Account of the Variable Account will reflect the investment management fees and other operating expenses the Funds incur. For each Fund, an investment manager receives a daily fee for its services. Some Funds also deduct 12b-1 fees from Fund assets. (See the prospectuses for the Funds, which accompany this Prospectus.)

Premium Taxes

    Some states impose premium taxes at rates currently ranging up to 3.5%. If premium taxes apply to your Contract, we will deduct them from the Purchase Payment(s) when accepted or from the Contract Value upon a full or partial surrender, death or annuitization.

Other Taxes

    Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. We reserve the right, however, to deduct a charge for taxes attributable to the operation of the Variable Account.

ANNUITIZATION

Annuity Commencement Date

    On the Effective Date, the Annuity Commencement Date is the later of (1) the oldest Owner's or Annuitant's 90th birthday or (2) the 10th Contract Anniversary. Annuity Commencement Dates that occur or are scheduled to occur at an advanced age for the Annuitant (e.g., past age 85), may in certain circumstances have adverse income tax consequences. (See "Federal Tax Matters".) Distributions from Qualified Contracts may be required before the Annuity Commencement Date.

    On the Annuity Commencement Date, we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment. You may elect to receive a fixed income payment, a variable income payment, or a combination of both using the same Annuity Option and certain period.

Changing the Annuity Commencement Date.

    In all states except Oregon, the Owner may change the Annuity Commencement Date by Written Notice. Except as we may allow under the early annuitization privilege, described below, the proposed Annuity Commencement Date must be at least 30 days after the date the written request is received by the Company and at least 7 years after the most recent Purchase Payment. The new Annuity Commencement Date may be any date before or on the Owner's or Annuitant's 90th birthday and may not be later than that date unless approved by Protective Life.

Early Annuitization.

    At any time after the second Contract Anniversary, we will permit you to elect the immediate annuitization of your Contract under certain Annuity Options. To elect this early annuitization, you must make your election by Written Notice, and you must select an Annuity Option providing either (i) life income with or without a certain period, or (ii) payments for a certain period of at least 10 years. We will not accept an early annuitization election if you select payments for a certain period of less than 10 years. Once we accept your early annuitization election, we will change the Annuity Commencement Date to the date on which we accepted the election, and we will apply your Contract Value, less any applicable charges and premium tax, to the Annuity Option you have selected to determine an annuity income payment.

    We will waive any surrender charges that may otherwise apply on the date we accept your election of early annuitization. However, surrender charges will apply if, after your early annuitization election, you fully or partially surrender your Contract for a commuted value while variable income payments under Annuity Option A (payments for a certain period) are being made. In this case, the surrender charge will be determined as described in "Charges and Deductions, Surrender Charge," but without regard to any free withdrawal amount that may have otherwise been available. (See "Charges and Deductions, Surrender Charge.")

    We reserve the right to modify, limit, suspend or eliminate the early annuitization privilege without prior notice for any Contract or class of Contracts at any time for any reason.

Fixed Income Payments

    Fixed income payments are periodic payments from the Company to the designated Payee, the amount of which is fixed and guaranteed by the Company. Fixed income payments are not in any way dependent upon the investment experience of the Variable Account. Once fixed income payments have begun, they may not be surrendered.

Variable Income Payments

    Variable income payments are periodic payments from the Company to the designated Payee, the amount of which varies from one payment to the next as a reflection of the net investment experience of the Sub-Account(s) you select to support the payments.

Annuity Units.

    On the Annuity Commencement Date, we will apply the Contract Value you have allocated to variable income payments (less applicable charges and premium taxes) to the variable Annuity Option you have selected. Using an interest assumption of 5%, we will determine the dollar amount that would equal a variable income payment if a payment were made on that date. (No payment is actually made on that date.) We will then allocate that dollar amount among the Sub-Accounts you selected to support your variable income payments, and we will determine the number of Annuity Units in each of those Sub- Accounts that is credited to your Contract. We will make this determination based on the Annuity Unit values established at the close of regular trading on the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date is a day on which the New York Stock

Exchange is closed, we will determine the number of Annuity Units on the next day the New York Stock Exchange is open. The number of Annuity Units attributable to each Sub-Account under a Contract generally remains constant unless there is an exchange of Annuity Units between Sub-Accounts.

Determining the Amount of Variable Income Payments.

    We will determine the amount of your variable income payment no earlier than five Valuation Days before the date on which a payment is due, using values established at the close of regular trading on the New York Stock Exchange that day.

    We determine the dollar amount of each variable income payment attributable to each Sub-Account by multiplying the number of Annuity Units of that Sub-Account credited to your Contract by the Annuity Unit value (described below) for that Sub-Account on the Valuation Period during which the payment is determined. The dollar value of each variable income payment is the sum of the variable income payments attributable to each Sub-Account.

    The Annuity Unit value of each Sub-Account for any Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

  (a)
  is the net investment factor for the Valuation Period for which the Annuity Unit value is being calculated;

  (b)
  is the Annuity Unit value for the preceding Valuation Period; and

  (c)
  is a daily Assumed Investment Return (AIR) factor adjusted for the number of days in the Valuation Period.

    The AIR is equal to 5%.

    If the net investment return of the Sub-Account for a variable income payment period is equal to the AIR during that period, the variable income payment attributable to that Sub-Account for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the AIR for that period, the payment for that period will be greater than the payment for the prior period; to the extent that such net investment return falls short of the AIR for that period, the payment for that period will be less than the payment for the prior period.

    Refer to Appendix C for an explanation of the variable annuitization calculation.

Exchange of Annuity Units.

    After the Annuity Commencement Date, you may exchange the dollar amount of a designated number of Annuity Units of a particular Sub-Account for an equivalent dollar amount of Annuity Units of another Sub-Account. On the date of the exchange, the dollar amount of a variable income payment generated from the Annuity Units of either Sub-Account would be the same. We allow only one exchange between Sub-Accounts in any calendar month, and allow no exchanges between the Guaranteed Account and the Variable Account.

Annuity Options.

    You may select an Annuity Option, or change your selection by Written Notice the Company receives no later than 30 days before the Annuity Commencement Date. You may not change your selection of Annuity Option less than 30 days before the Annuity Commencement Date. If you have not selected an Annuity Option within 30 days of the Annuity Commencement Date, we will apply your Contract Value to Option B — Life Income with Payments for a 10 Year Certain Period, with the Variable Account value used to purchase variable income payments and the Guaranteed Account value used to purchase fixed income payments.

    You may select from among the following Annuity Options:

  Option A — Payments For a Certain Period:

        We will make payments for the period you select. No certain period may be longer than 30 years. Payments under this Annuity Option do not depend on the life of an Annuitant. The Contract may be fully or partially surrendered for a commuted value while variable income payments under Option A are being made but fixed income payments under this option may not be surrendered.

  Option B — Life Income With Or Without A Certain Period:

        Payments are based on the life of the named Annuitant(s). If you elect to include a certain period, we will make payments for the lifetime of the Annuitant(s), with payments guaranteed for the certain period you select. No certain period may be longer than 30 years. Payments stop at the end of the selected certain period or when the Annuitant(s) dies, whichever is later. We reserve the right to demand proof that the Annuitant(s) is living prior to making any payment under Option B. If no certain period is selected, payments will stop upon the death of the Annuitant(s), no matter how few or how many payments have been made. The Contract may not be surrendered while variable income payments under Option B are being made regardless of whether fixed or variable income payments are selected.

  Additional Option:

        You may use the Contract Value, less applicable premium tax, to purchase any annuity contract that we offer on the date you elect this option.

Minimum Amounts

    If your Contract Value is less than $5,000 on the Annuity Commencement Date, we reserve the right to pay the Contract Value in one lump sum. If at any time your annuity income payments are less than the minimum payment amount according to the Company's rules then in effect, we reserve the right to change the frequency to an interval that will result in a payment at least equal to the minimum.

Death of Annuitant or Owner After Annuity Commencement Date

    In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all benefits under the Annuity Option you selected have been paid, we will pay any remaining portion of such benefits at least as rapidly as under the Annuity Option in effect when the Owner or Annuitant died. After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

YIELDS AND TOTAL RETURNS

    From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. These figures are based on historic results and do not indicate or project future performance. More detailed information about the calculation of performance information appears in the Statement of Additional Information.

    Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses, including any 12b-1 fees. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

Yields

    The yield of the Oppenheimer Money Fund Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

    The yield of a Sub-Account (except the Oppenheimer Money Fund Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.

Total Returns

    The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including a period measured from the date the Sub-Account commenced operations. Average annual total return refers to total return quotations that are based on an average return over various periods of time.

    Certain Funds have been in existence prior to the investment by the Sub-Accounts in such Funds. Protective Life may advertise and include in sales literature the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the investments by the Sub-Accounts is calculated as if the Sub-Accounts had invested in those Funds during those periods, using current charges and expenses associated with the Contract.

Standardized Average Annual Total Returns

    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any surrender charges that would apply if you terminated the Contract at the end of each indicated period, but excluding any deductions for premium taxes).

    When a Sub-Account has been in operation prior to the commencement of the offering of the Contract described in this prospectus, Protective Life may advertise and include in sales literature the performance of the Sub-Accounts for these prior periods. The Sub-Account performance information of any period prior to the commencement of the offering of the Contract is calculated as if the Contract had been offered during those periods, using current charges and expenses.

    Until a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account (other than the Oppenheimer Money Fund Sub-Account) has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.

Non-Standard Average Annual Total Returns

    In addition to the standard version of average annual total return described above, total return performance information computed on non-standard bases may be used in advertisements or sales literature. Non-standard average annual total return information may be presented, computed on the same basis as the standard version except deductions may not include the surrender charges or the contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.

    Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

    Non-standard performance data will only be disclosed if the standard performance data for the periods described in "Standardized Average Annual Total Returns," above, is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.

Performance Comparisons

    Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.

    Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.

    Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.

Other Matters

    Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

    All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

FEDERAL TAX MATTERS

Introduction

    The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and you should always consult a qualified tax adviser regarding the application of law to individual circumstances. This discussion is based on the Internal Revenue Code of 1986, as amended (the "Code"), Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

    This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, Protective Life makes no guarantee regarding any tax treatment — federal, state or local — of any contract or of any transaction involving a contract.

The Company's Tax Status

    Protective Life is taxed as a life insurance company under the Internal Revenue Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Internal Revenue Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.

TAXATION OF ANNUITIES IN GENERAL

Tax Deferral During Accumulation Period

    Under existing provisions of the Internal Revenue Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if:

  (1)
  the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations;

  (2)
  the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes; and

  (3)
  the Owner is an individual (or an individual is treated as the Owner for tax purposes).

Diversification Requirements.

    The Internal Revenue Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contact. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Internal Revenue Code and Treasury Department regulations.

Ownership Treatment.

    In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includable in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that the IRS would issue guidance by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this Prospectus, the IRS has not issued any such guidance.

    The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the Owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.

Nonnatural Owner.

    As a general rule, Contracts held by "nonnatural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

    In addition, exceptions to the general rule for nonnatural Owners will apply with respect to:

  (1)
  Contracts acquired by an estate of a decedent by reason of the death of the decedent;

  (2)
  certain Qualified Contracts;

  (3)
  Contracts purchased by employers upon the termination of certain Qualified Plans;

  (4)
  certain Contracts used in connection with structured settlement agreements; and

  (5)
  Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

Delayed Annuity Commencement Dates.

    If the Contract's Annuity Commencement Date occurs (or is scheduled to occur) at a time when the Annuitant has reached an advanced age (e.g., past age 85), it is possible that the Contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the Contract could be currently includable in the Owner's income.

    The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

Taxation of Partial and Full Surrenders

    In the case of a partial surrender, amounts you receive are generally includable in income to the extent your Contract Value before the surrender exceeds your "investment in the contract." Amounts received under a partial automatic withdrawal plan are treated as partial surrenders. In the case of a full surrender, amounts received are includable in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not included in income. Partial and full surrenders may be subject to a 10% penalty tax. (See "Penalty Tax on Premature Distributions.") Partial and full surrenders may also be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding.") In addition, in the case of partial and full surrenders from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of the amount surrendered is made. (See "Direct Rollovers".)

    Under the Waiver of Surrender Charges provision of the Contract, amounts we distribute may not be subject to Surrender Charges if you have a terminal illness or enter, for a period of at leaast 90 days, certain nursing home facilities. However, such distributions will be treated as surrenders for federal income tax purposes.

    The Contract provides optional death benefits (and may include an Earnings Enhancement Death Benefit) that in certain circumstances may exceed the greater of the Purchase Payments or the Contract Value. As described elsewhere in this Prospectus, the Company imposes certain charges with respect to these death benefits. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a partial surrender of the Contract.

Taxation of Annuity Payments

    Normally, the portion of each annuity income payment taxable as ordinary income equals the excess of the payment over the exclusion amount. In the case of variable income payments, the exclusion amount is the "investment in the Contract" (defined above) you allocate to the variable Annuity Option, adjusted for any period certain or refund feature, when payments begin divided by the number of payments expected (as determined by Treasury Department regulations which take into account the Annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed income payments, the exclusion amount is determined by multiplying (1) the payment by (2) the ratio of the investment in the contract you allocate to the fixed Annuity Option, adjusted for any period certain or refund feature, to the total expected amount of annuity income payments for the term of the Contract (determined under Treasury Department regulations).

    Once the total amount of the investment in the Contract is excluded using the above formulas, annuity income payments will be fully taxable. If annuity income payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.

    There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. You should consult a tax advisor in those situations.

    Annuity income payments may be subject to federal income tax withholding requirements. (See "Federal Income Tax Income Withholding".) In addition, in the case of annuity income payments from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of such annuity payments is made. (See "Direct Rollovers".)

Taxation of Death Benefit Proceeds

    Prior to the Annuity Commencement Date, we may distribute amounts from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such death benefit proceeds are includable in income as follows:

  (1)
  if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above; or

  (2)
  if distributed under an Annuity Option, they are taxed in the same manner as annuity income payments, as described above.

    After the Annuity Commencement Date, where a guaranteed period exists under an Annuity Option, and the Annuitant dies before the end of that period, payments we make to the Beneficiary for the remainder of that period are includable in income as follows:

  (1)
  if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time; or

  (2)
  if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity income payments thereafter are fully includable in income.

    Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding".) In addition, in the case of such proceeds from certain Qualified Contracts, mandatory withholding requirements may apply, unless a "direct rollover" of such proceeds is made. (See "Direct Rollovers".)

Assignments, Pledges, and Gratuitous Transfers

    Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includable as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the contract at the time of transfer. In such case, the transferee's investment in the contract will increase to reflect the increase in the transferor's income.

Penalty Tax on Premature Distributions

    Where we have not issued the Contract in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is:

  (a)
  received on or after the Owner reaches age 59 1/2;

  (b)
  attributable to the Owner's becoming disabled (as defined in the tax law);

  (c)
  made on or after the death of the Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

  (d)
  made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated Beneficiary (as defined in the tax law); or

  (e)
  made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

    (Similar rules, discussed below, apply in the case of certain Qualified Contracts.)

Aggregation of Contracts

    In certain circumstances, the IRS may determine the amount of an annuity income payment or a surrender from a Contract that is includable in income by combining some or all of the annuity contracts a person owns that were not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. Similarly, if a person transfers part of his or her interest in one annuity contract to purchase another annuity contract, the IRS might treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment that was not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includable in income. The effects of such aggregation are not always clear; however, it could affect the amount of a surrender or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.

Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons

    In the case of Contracts issued after June 8, 1997 to a nonnatural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, a portion of otherwise deductible interest may not be deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the Contract. However, this interest deduction disallowance does not affect Contracts where the income on such Contracts is treated as ordinary income that the Owner received or accrued during the taxable year. Entities that are considering purchasing the Contract, or entities that will be Beneficiaries under a Contract, should consult a tax adviser.

QUALIFIED RETIREMENT PLANS

In General

    The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Internal Revenue Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, we make no attempt in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans. Those who intend to use the Contract in connection with Qualified Plans should seek competent advice.

    The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, both the amount of the contribution that you may make, and the tax deduction or exclusion that you may claim for such contribution, are limited under Qualified Plans and vary with the type of plan. Also, for full surrenders, partial automatic withdrawals, partial surrenders, and annuity income payments under Qualified Contracts, there may be no "investment in the contract" and the total amount received may be taxable. Similarly, loans from Qualified Contracts, where available, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising any loan privileges that are available.) Both the amount of the contribution that you and/or your employer may make, and the tax deduction or exclusion that you and/or your employer may claim for such contribution, are limited under Qualified Plans.

    If you use this Contract in connection with a Qualified Plan, the Owner and Annuitant must be the same individual. Additionally, for Contracts issued in connection with Qualified Plans subject to the Employee Retirement Income Security Act ("ERISA"), the spouse or former spouse of the Owner will have rights in the Contract. In such a case, the Owner may need the consent of the spouse or former spouse to change annuity options, to elect a partial automatic withdrawal option, or to make a partial or full surrender of the Contract.

    In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Internal Revenue Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

    There may be a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment:

  (a)
  received on or after the Owner reaches age 59 1/2;

  (b)
  received on or after the Owner's death or because of the Owner's disability (as defined in the tax law); or

  (c)
  made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law).

    These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs which are used for qualified first time home purchases or for higher education expenses. You must meet special conditions to be eligible for these two exceptions to the penalty tax. Those wishing to take a distribution from an IRA for these purposes should consult their tax advisor.

    When issued in connection with a Qualified Plan, we will amend a Contract as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.

    Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.

Individual Retirement Accounts and Annuities.

    Section 408 of the Internal Revenue Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limits on the amounts that may be contributed and deducted, the persons who may be eligible and on the time when distributions may commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), you may "roll over" distributions from certain Qualified Plans on a tax-deferred basis into an IRA.

    However, you may not use the Contract in connection with an "Education IRA" under Section 530 of the Internal Revenue Code, a "Simplified Employee Pension" under Section 408(k) of the Internal Revenue Code, or a "Simple IRA" under Section 408(p) of the Internal Revenue Code.

    IRAs generally may not invest in life insurance contracts, but an annuity contract that is purchased by, or used as, an IRA may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Owners of the Contract may purchase an optional benefit package which provides a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that this death benefit (and the Earnings Enhancement Death Benefit) could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

Roth IRAs.

    Section 408A of the Internal Revenue Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in several respects. Among the differences is that, although contributions to a Roth IRA are not deductible, "qualified distributions" from a Roth IRA will be excludable from income.

    A qualifed distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the Owner was made. Second, the distribution must be either (1) made after the Owner attains the age of 59 1/2; (2) made after the Owner's death; (3) attributable to the Owner being disabled; (4) a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Internal Revenue Code. In addition, distributions from Roth IRAs need not commence when the Owner attains age 70 1/2. A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans. The state tax treatment of a Roth IRA may differ from federal tax treatment of a Roth IRA.

    As described above (see "Individual Retirement Accounts and Annuities"), there is some uncertainty regarding the proper characterization of the Contract's optional death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs).

Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans.

    Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. If the Owner of the Contract purchases an optional death benefit package, the death benefit in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible the IRS could characterize such a death benefit as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants.

Section 403(b) Policies.

    Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of Internal Revenue the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a "Section 403(b) Policy" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts. In particular, purchasers and their advisers should consider that the optional benefit packages under the Contract provide a death benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible the IRS could characterize the death benefit as an "incidental death benefit". If the death benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Policy.

    Section 403(b) Policies contain restrictions on withdrawals of:

  (i)
  contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988;

  (ii)
  earnings on those contributions; and

  (iii)
  earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988.

    These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) Policy or into a
Section 403(b)(7) custodial account.)

Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations.

    Section 457 of the Internal Revenue Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. The Contract will be issued in connection with a Section 457 deferred compensation plan sponsored by a state or local government only if the plan has established a trust to hold plan assets, including the Contract.

Direct Rollovers

    If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a Section 403(b) Policy, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Internal Revenue Code, qualified annuity plan under section 403(a) of the Code, or section 403(b) annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Internal Revenue Code, distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more, or hardship distributions as defined in the tax law).

    Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

FEDERAL INCOME TAX WITHHOLDING

    Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, a 10% withholding rate applies to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) and conversions of, or rollovers from, non-Roth IRAs to Roth IRAs. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

GENERAL MATTERS

The Contract

    The Contract and its attachments, including the copy of your application and any endorsements, riders and amendments, constitute the entire agreement between you and us. All statements in the application shall be considered representations and not warranties. The terms and provisions of this Contract are to be interpreted in accordance with the Internal Revenue Code and applicable regulations.

Error in Age or Gender

    When a benefit of the Contract is contingent upon any person's age or gender, we may require proof of such. We may suspend payments until we receive proof. When we receive satisfactory proof, we will make the payments which were due during the period of suspension. Where the use of unisex mortality rates is required, we will not determine or adjust benefits based upon gender.

    If after we receive proof of age and gender (where applicable), we determine that the information you furnished was not correct, we will adjust any benefit under this Contract to that which would be payable based upon the correct information. If we have underpaid a benefit because of the error, we will make up the underpayment in a lump sum. If the error resulted in an overpayment, we will deduct the amount of the overpayment from any current or future payment due under the Contract. We will deduct up to the full amount of any current or future payment until the overpayment has been fully repaid. Underpayments and overpayments will bear interest at an annual effective interest rate of 3% when permitted by the state of issue.

Incontestability

    We will not contest the Contract.

Non-Participation

    The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

Assignment

    You have the right to assign the Contract if it is a non-qualified contract. We do not assume responsibility for the assignment. Any claim made under an assignment is subject to proof of the nature and extent of the assignee's interest prior to payment by us. Assignments have federal income tax consequences. (See "Assignments, Pledges and Gratuitous Transfers" in the prospectus.)

Notice

    All instructions and requests to change or assign the Contract must be in writing in a form acceptable to us, signed by the Owner(s), and received at our administrative office. The instruction, change or assignment will relate back to and take effect on the date it was signed, except we will not be responsible for following any instruction or making any change or assignment before we receive it.

Modification

    No one is authorized to modify or waive any term or provision of this Contract unless we agree to the modification or waiver in writing and it is signed by our President, Vice-President or Secretary. We reserve the right to change or modify the provisions of this Contract to conform to any applicable laws, rules or regulations issued by a government agency, or to assure continued qualification of the Contract as an annuity contract under the Internal Revenue Code. We will send you a copy of the endorsement that modifies the Contract, and where required we will obtain all necessary approvals, including that of the Owner(s).

Reports

    At least annually prior to the Annuity Commencement Date, we will send to you at the address contained in our records a report showing the current Contract Value and any other information required by law.

Settlement

    Benefits due under this Contract are payable from our administrative office. You may apply the settlement proceeds to any payout option we offer for such payments at the time you make the election. Unless directed otherwise in writing, we will make payments according to the Owner's instructions as contained in our records at the time we make the payment. We shall be discharged from all liability for payment to the extent of any payments we make.

Receipt of Payment

    If any Owner, Annuitant, Beneficiary or Payee is incapable of giving a valid receipt for any payment, we may make such payment to whomever has legally assumed his or her care and principal support. Any such payment shall fully discharge us to the extent of that payment.

Protection of Proceeds

    To the extent permitted by law and except as provided by an assignment, no benefits payable under this Contract will be subject to the claims of creditors.

Minimum Values

    The values available under the Contract are at least equal to the minimum values required in the state where the Contract is delivered.

Application of Law

    The provisions of the Contract are to be interpreted in accordance with the laws of the state where the Contract is delivered, with the Internal Revenue Code and with applicable regulations.

No Default

    The Contract will not be in default if subsequent Purchase Payments are not made.

DISTRIBUTION OF THE CONTRACTS

    The offering of the Contracts is continuous; however, Protective Life reserves the right to stop offering the Contracts at any time. Investment Distributors, Inc. ("IDI") serves as principal underwriter (as defined in the 1940 Act) for the Contracts and has agreed to use its best efforts to sell the Contracts. IDI, a wholly-owned subsidiary of PLC, is an affiliate of and shares the same address as Protective Life. IDI is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer and is a member of the National Association of Securities Dealers, Inc.

    The Contracts are sold by agents who are licensed by applicable state insurance authorities to sell Protective Life's Contracts and who are also registered representatives of broker/dealers having a distribution agreement with IDI or broker/dealers having a distribution agreement with such broker/dealer. IDI will receive the 12b-1 fees assessed against shares of certain Funds attributable to the Contracts as compensation for providing distribution and shareholder support services.

    Protective Life will pay commissions to brokers/dealers who sell the Contracts. While commissions may vary, we do not expect them to exceed 8% of any Purchase Payment. As compensation for marketing, training and/or other services provided, we may pay broker/dealers asset-based amounts, bonuses, overrides and marketing allowances in addition to ordinary commissions. These payments, which may be different for different broker/dealers, will be made by Protective Life or IDI out of their own assets and will not change the amounts paid by Contract owners to purchase, hold or surrender their Contracts. We may use any of our corporate assets to cover the cost of distribution, including any profit from the mortality and expense risk charge.

Inquiries

    You may make inquiries regarding a Contract by writing to Protective Life at its administrative office.

IMSA

    Protective Life Insurance Company is a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in its advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

LEGAL PROCEEDINGS

    There are at present no legal proceedings to which the Variable Account is a party or the assets of the Variable Account are subject. Protective Life is involved in pending and threatened proceedings in which claims for monetary damages or penalties may be asserted. Management, after consultation with legal counsel, does not believe that such proceedings are material, nor does it anticipate the ultimate liability arising from any such proceeding would be material, to Protective Life in relation to its total assets. Such proceedings are not related to the Variable Account.

VOTING RIGHTS

    In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.

    The number of votes available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which that Owner has allocated Accumulation Units or Annuity Units. Before the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of Accumulation Units allocated for his or her Contract to the total dollar value of that Sub-Account. On or after the Annuity Commencement Date, the Owner's percentage interest, if any, will be percentage of the dollar value of the liability for future variable income payments to be paid from the Sub-Account to the total dollar value of that Sub-Account. The liability for future payments is calculated on the basis of the mortality assumptions, (if any), the Assumed Investment Return and the Annuity Unit Value of that Sub-Account. Generally, as variable income payments are made to the payee, the liability for future payments decreases as does the number of votes.

    The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

    Shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

    Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Fund.

FINANCIAL STATEMENTS

    The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2000 and 1999 and the related statements of operations and changes in net assets for the years ended December 31, 2000 and 1999 as well as the Report of Independent Accountants are contained in the Statement of Additional Information.

    The audited consolidated balance sheets for Protective Life as of December 31, 2000 and 1999 and the related consolidated statements of income, share-owner's equity, and cash flows for the three years in the period ended December 31, 2000 and the related financial statement schedules as well as the Report of Independent Accountants are contained in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A

EXAMPLE OF DEATH BENEFIT CALCULATIONS

    Assume an Owner is 55 on the Effective Date, 1/1/yy. The following transactions occur prior to the Owner's death on 7/1(yy+5) when the Contract Value is $185,000. For purposes of this example, also assume that proof of death was provided immediately, and no premium tax is applicable.

Date	Transaction	Amount
1/1/yy	Purchase Payment	$100,000
4/1/(yy+2)	Partial Surrender	$25,000
10/1(yy+4)	Purchase Payment	$80,000

    The Contract Values on each Contract Anniversary are shown below. These Contract Values are hypothetical and are solely for the purpose of illustrating death benefit calculations. The Contract Values presented are net of all expenses and charges (except any charge for premium taxes), including Fund expenses and Variable Account expenses and charges. This illustration does not reflect historical investment results, nor does it predict or guarantee future investment results. Actual results may be higher or lower.

Anniversary Date	Contract Value
1/1(yy+1)	$120,000
1/1(yy+2)	$130,000
1/1(yy+3)	$105,000
1/1(yy+4)	$110,000
1/1(yy+5)	$180,000

Standard Death Benefit

    Under the Standard Death Benefit, the death benefit payable is the greater of:

  (1)
  Contract Value of $185,000 or,

  (2)
  aggregate Purchase Payments less aggregate surrenders, or $180,000 less $25,000 equals $155,000.

    The death benefit payable is then $185,000.

Annual Reset Death Benefit Option

    The Annual Reset Death Benefit is equal to the greatest annual reset anniversary value attained, where an annual reset anniversary value equals the Contract Value on the Contract Anniversary plus all subsequent Purchase Payments minus all subsequent amounts surrendered, as shown below.

Anniversary

Anniversary Date	Anniversary Value
1/1/(yy+1)	$120,000 minus $25,000 plus $80,000 equals $175,000
1/1/(yy+2)	$130,000 minus $25,000 plus $80,000 equals $185,000
1/1/(yy+3)	$105,000 plus $80,000 equals $185,000
1/1/(yy+4)	$110,000 plus $80,000 equals $190,000
1/1/(yy+5)	$180,000

    The Annual Reset Death Benefit is the greatest annual reset anniversary value attained, or $190,000.

    Under the Annual Reset Death Benefit option, the death benefit payable is the greater of:

  (1)
  the Standard Death Benefit of $185,000; or

  (2)
  the Annual Reset Death Benefit of $190,000.

    The death benefit payable is then $190,000.

A-1

Compound and 3-Year Reset Death Benefit Option

    The Compound Death Benefit is equal to the accumulation to the most recent Contract Anniversary of all prior Purchase Payments less all prior amounts surrendered, using an annual effective interest rate of 4%, plus all Purchase Payments on or since that Contract Anniversary less all amounts surrendered since that Contract Anniversary.

    An accumulation interest rate of 3% would have been applicable if the Effective Date of the Contract had been on or after the deceased Owner's 71st birthday.

    For ease of understanding, this example assumes an equal number of days in each quarterly period. In practice, the actual number of days in each period will be taken into account.

    The Compound Death Benefit is:

    Purchase Payment of $100,000 times (1.04 TO THE POWER OF 5) equals $121,665.29;
    minus
    Surrender of $25,000 times (1.04 TO THE POWER OF 2.75) equals $27,847.21; plus
    Purchase Payment of $80,000 times (1.04 TO THE POWER OF 0.25) equals $80,788.27;

    equals $174,606.35.

    The 3-Year Reset Death Benefit is equal to the greatest 3-year reset anniversary value attained, where a 3-year reset anniversary value equals the Contract Value on that Contract Anniversary plus all subsequent Purchase Payments minus all subsequent amounts surrendered, as shown below.

    The only 3-year reset anniversary was on 1/1/(yy+3), where the anniversary value was $105,000 plus $80,000 equals $185,000.

    The 3-Year Reset Death Benefit is the greatest 3-year reset anniversary value attained, or $185,000.

    Under the Compound and 3-Year Reset Death Benefit option, the death benefit payable is the greatest of:

  (1)
  the standard Death Benefit of $185,000; or

  (2)
  the Compound Death Benefit, of $174,606.35; or

  (3)
  the 3-Year Reset Death Benefit, of $185,000.

    The death benefit payable is then $185,000.

A-2

APPENDIX B

EXAMPLE OF SURRENDER CHARGE CALCULATION

    Surrender charges are applied to Contract Value surrendered according to the table below:

Number of Full Years Elapsed Between the Date Purchase Payment was Accepted and the Date of Surrender	Surrender Charge Percentage
0	7.0%
1	6.0%
2	6.0%
3	5.0%
4	4.0%
5	3.0%
6	2.0%
7+	0.0%

    Assume an initial Purchase Payment of $100,000 is made on the Effective Date, followed 5 years later by a subsequent Purchase Payment of $50,000. On the sixth Contract Anniversary, assume the Contract Value is $175,000.

    During the seventh Contract Year, when the Contract Value has increased to $185,000, a partial surrender of $50,000 is requested. On the eighth Contract Anniversary, when the Contract Value is $200,000, a full surrender is requested.

    When the partial surrender is requested, 15% of $175,000 equals $26,250 is available free of surrender charges. The remaining surrendered amount of $50,000 less $26,250 equals $23,750 is allocated to the initial Purchase Payment of $100,000. Since 6 full years have elapsed since the initial Purchase Payment, a 2.0% surrender charge percentage will apply and the surrender charge is $23,750 times 2.0% equals $475.

    From the $200,000 surrendered, $73,750 represents earnings in the Contract and is free of surrender charges. The remaining $200,000 less $73,750 equals $126,250 is prorated to surrendered Purchase Payments as follows:

    • $76,250 is allocated to the initial Purchase Payment

    • $50,000 is allocated to the surrendered subsequent Purchase Payment

    Since 8 full years have elapsed since the initial Purchase Payment, a 0.0% surrender charge percentage will apply to $76,250.

    Since 3 full years have elapsed since the subsequent Purchase Payment, a 5.0% surrender charge percentage will apply to $50,000.

    The total surrender charge upon the full surrender is $2,500.

B-1

APPENDIX C

EXPLANATION OF THE VARIABLE ANNUITIZATION CALCULATION

    Assuming a Contract Value (less applicable charges and premium taxes) of $100,000 on the Annuity Commencement Date and annual variable income payments selected under Option A with a 5 year certain period, the dollar amount of the payment determined, but not paid, on the Annuity Commencement Date is calculated using an interest assumption of 5%, as shown below.

    There are 5 annual payments scheduled. Assuming an interest rate of 5%, the applied Contract Value is then assumed to have a balance of $0 after the last payment is made at the end of the 5th year. The amount of the payment determined on the Annuity Commencement Date is the amount necessary to force this balance to $0.

Date	Interest Earned During Year at 5%	Contract Value Before Payment	Payment Made	Contract Value After Payment
Annuity Commencement Date		$100,000.00	$0.00	$100,000.00
End of 1st year	$5,000.00	$105,000.00	$23,097.48	$81,902.52
End of 2nd year	$4,095.13	$85,997.65	$23,097.48	$62,900.17
End of 3rd year	$3,145.01	$66,045.17	$23,097.48	$42,947.69
End of 4th year	$2,147.38	$45,095.08	$23,097.48	$21,997.60
End of 5th year	$1,099.88	$23,097.48	$23,097.48	$0.00

    Assuming an interest rate of 5%, a payment of $23,097.48 is determined, but not paid, on the Annuity Commencement Date.

    The actual variable income payment made at the end of the 1st year will equal $23,097.48 only if the net investment return during the 1st year equals 5%. If the net investment return exceeds 5%, then the 1st payment will exceed $23,097.48. If the net investment return is less than 5%, then the 1st payment will be less than $23,097.48.

    Subsequent variable payments will vary based on the net investment return during the year in which the payment is scheduled to be made. A payment will equal the payment made at the end of the prior year only if the net investment return equals 5%. If the net investment return exceeds 5%, then the payment will exceed the prior payment. If the net investment return is less than 5%, then the payment will be less than the prior payment.

C-1

APPENDIX D

EXAMPLE OF EARNINGS ENHANCEMENT DEATH BENEFIT CALCULATION:

Earnings Enhancement Death Benefit

    The Earnings Enhancement Death Benefit (EEDB) is an amount we may pay in addition to the death benefit under a Contract. Subject to a cap, the additional amount payable under this benefit will be calculated in accordance with the formula:

    A × B = EEDB, where:

A	=	It the oldest Owner is younger than 70 years old on this benefit's effective date, 40%; if the oldest Owner is age 70 or more on that date, 25%.
B	=	During the first 12 months after the effective date of the benefit: the current Contract Value minus the Earnings Benefit Base. Afterwards, the Contract's death benefit minus the Earnings Benefit Base. This amount is capped at 200% of: the net of the Earnings Benefit Base minus any Purchase Payments made within 12 months of the deceased Owner's date of death.
The Earnings Benefit Base is equal to: the Contract Value on the benefit's effective date, plus any Purchase Payments made afterwards, minus any Purchase Payments withdrawn during that period (including any applicable surrender charges).
For purposes of calculating the EEDB, withdrawals are applied against earnings in the Contract first, and then against Purchase Payments.

Example:

    Assume that the Owner is age 69 on the Effective Date, 1/1/yy. The following hypothetical transactions and consequent valuations occur on a Contract that had a standard death benefit and Earnings Enhancement Death Benefit when it was purchased:

Date	Transaction Type	Transaction Amount	Contract Value	Death Benefit	Earnings Benefit Base	Contract Earnings	EEDB
1/1/yy	Purchase Payment	100,000	100,000	100,000	100,000	—	—
1/1/yy+1	Withdrawal	5,000	85,000	95,000	95,000	—	—
7/1/yy+7	Purchase	10,000	250,000	250,000	105,000	145,000	58,000
	Payment
1/1/yy+8	Withdrawal	15,000	305,000	305,000	105,000	200,000	76,000
1/1/yy+12	Withdrawal	50,000	355,000	355,000	105,000	250,000	84,000

Explanation:

    On January 1, yy, an initial Purchase Payment of $100,000 is received. At this point, the death benefit and the Earnings Benefit Base are both equal to the Contract Value on the benefit's effective date ($100,000) and the EEDB is zero. (40% × [$100,000 - $100,000] = 0)

    On January 1, yy+1, a withdrawal of $5,000 is taken from the Contract and the Contract shows $10,000 loss in its sub-account investments. The Contract Value after this withdrawal is $85,000, and the death benefit is $95,000. Because the Contract's earnings prior to withdrawal are zero, the entire $5,000 is withdrawn from Purchase Payments and the Earnings Benefit Base is reduced to $95,000. Again, the EEDB is zero. (40% ×[$95,000 - $95,000] = 0)

D-1

    On July 1, yy+7 a subsequent Purchase Payment of $10,000 is received. Combined with cumulative Contract earnings of $145,000, this makes the Contract Value, and therefore the death benefit, equal to $250,000. The Earnings Benefit Base also increases to $105,000 as a result of this Purchase Payment. The EEDB equals 40% of earnings, because the cap is higher than this amount. In this case, the EEDB works out to be $58,000 (40% × [$250,000 - $105,000] = $58,000)

    On January 1, yy+8, a withdrawal of $15,000 is taken from the Contract. Because the Contract earnings prior to withdrawal are greater than the withdrawal, the entire $15,000 is withdrawn from cumulative earnings of $215,000 leaving a cumulative $200,000 of earnings in the Contract. This makes the Contract Value, and therefore the death benefit, equal to $305,000. The $200,000 in earnings cannot be used to calculate the EEDB, however, because the earnings are in excess of the cap. The cap is 200% of the Earnings Benefit Base minus Purchase Payments received in the prior 12 months. (200% × [$105,000 - $10,000] = $190,000) Because the cap on the EEDB has triggered, the EEDB is equal to $76,000. (40% × $190,000 = $76,000)

    On January 1, yy+12, a withdrawal of $50,000 is taken from the Contract. Because the Contract earnings prior to withdrawal are greater than the withdrawal, the entire $50,000 is withdrawn from cumulative earnings of $300,000, leaving a cumulative $250,000 of earnings in the Contract. This makes the Contract Value, and the death benefit, equal to $355,000. The $250,000 in earnings cannot be used to calculate the EEDB, however, because the cap on the earnings that can be applied to this benefit is $210,000. (200% × [$105,000 - $0] = $210,000) Because the cap on the EEDB has triggered, the EEDB is equal to $84,000. (40% × $210,000 =$84,000).

D-2

   Please tear off, complete and return this form to order a free Statement of Additional Information for the Contracts offered under the prospectus. Address the form to Protective Life's Investment Products Division, customer service center at the address shown on the cover.

    Please send me a free copy of the Statement of Additional Information for the Protective Variable Annuity II.

Name	Social Security No.

Address

City, State, Zip

Daytime Telephone Number

PART B

INFORMATION REQUIRED TO BE IN
THE STATEMENT OF ADDITIONAL INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY
P.O. Box 10648
Birmingham, Alabama 35202-0648
Telephone: 1-800-456-6330

STATEMENT OF ADDITIONAL INFORMATION
PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
PROTECTIVE VARIABLE ANNUITY II
A FLEXIBLE PREMIUM
DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT

    This Statement of Additional Information contains information in addition to the information described in the Prospectus for the Protective Variable Annuity II, a group and individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus for the Contract is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.

    THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 2001.

STATEMENT OF ADDITIONAL INFORMATION

2

CALCULATION OF YIELDS AND TOTAL RETURNS

    From time to time, Protective Life may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission ("SEC").

    Because of the charges and deductions imposed under a Contract, yields for the Sub-Accounts will be lower than the yields for their respective Funds. The calculations of yields, total returns, and other performance data do not reflect the effect of premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.50% of premium based on the state in which the Contract is sold.

Oppenheimer Money Fund Sub-Account Yield

    From time to time, advertisements and sales literature may quote the current annualized yield of the Oppenheimer Money Fund Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gain, or losses on shares of the Oppenheimer Variable Account Funds Money Fund or on its portfolio securities.

    This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven day period in value of a hypothetical account under a Contract having a balance of 1 Accumulation Unit of the Oppenheimer Money Fund Sub-Account at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the Oppenheimer Variable Account Funds Money Fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract attributable to the hypothetical account. The charges and deductions reflect the per unit charges for the hypothetical account for: 1) the Annual Contract Maintenance Fee; 2) Administration Charge; and 3) the Mortality and Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit Contract Maintenance Fee is used based on the $30 Contract Maintenance Fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

    Current Yield = ((NCS-ES)/UV) × (365/7)

    Where:

NCS
the net change in the value of the Fund (exclusive of unrealized gains or losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical Account having a balance of 1 Sub-Account Accumulation Unit.
ES	per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.
UV	The Accumulation Unit value as of the end of the last day of the prior seven-day period.

    The effective yield of the Oppenheimer Money Fund Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.

    The effective yield is calculated by compounding the unannualized base period return according to the following formula:

    Effective Yield = (1+((NCS-ES)/UV))365/7 - 1

3

    Where:

NCS
the net change in the value of the portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.
ES	per Accumulation Unit expenses attributable to the hypothetical account for the seven-day period.
UV	the Accumulation Unit value as of the end of the last day of the prior seven-day period.

    Because of the charges and deductions imposed under the Contract, the current and effective yields for the Oppenheimer Money Fund Sub-Account will be lower than such yields for the Oppenheimer Variable Account Funds Money Fund.

    The current and effective yields on amounts held in the Oppenheimer Money Fund Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Oppenheimer Money Fund Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Oppenheimer Variable Account Funds Money Fund, the types of quality of portfolio securities held by the Oppenheimer Variable Account Funds Money Fund and the Oppenheimer Variable Account Funds Money Fund's operating expenses. Yields on amounts held in the Oppenheimer Money Fund Sub-Account may also be presented for periods other than a seven day period.

Other Sub-Account Yields

    From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the Oppenheimer Money Fund Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

    The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Annual Contract Maintenance Fee, the Administration Charge and the Mortality and Expense Risk Charge. The yield calculation assumes a Contract Maintenance Fee of $30 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the 31-day or one-month yield, an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30 day or one month yield is calculated according to the following formula:

    Yield = 2 × [(((NI-ES)/ (U × UV))+1)6 - 1]

    Where:

NI	net income of the Fund for the 30 day or one month period attributable to the Sub-Account Accumulation Units.
ES	expenses of the Sub-Account for the 30 day or one month period.
U	the average number of Accumulation Units outstanding.
UV	the Accumulation Unit value as of the end of the last day in the 30 day or one month period.

4

    Because of the charges and deductions imposed under the Contracts, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

    The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund and its operating expenses.

    Yield calculations do not take into account the surrender charge under the Contract equal to 2% to 7% of Purchase Payments during the seven years prior to the surrender (including the year in which the surrender is made) on amounts surrendered.

Total Returns

    From time to time, sales literature or advertisements may also quote total returns for one or more of the Sub-Accounts for various periods of time.

    Until a Sub-Account has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date that Sub-Account began operations. When a Sub-Account has been in operation for 1, 5, and 10 years, respectively, the standard average annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.

    Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date of each period for which total return quotations are provided will generally be for the most recent month-end practicable considering the type and media of the communication and will be stated in the communication.

    All average annual total returns will be calculated using Sub-Account unit values computed on each Valuation Day based on the performance of the Sub-Account's underlying Fund, the deductions for the mortality and expense risk charge and the administration charge.

    The standard average annual total return calculation assumes that the contract maintenance fee is $30 per year per contract, expressed as a percentage of the average Contract Value. For any period less than seven years, the standard average annual total return will also reflect the deduction of a surrender charge. The standard average annual total return will be calculated according to the following formula:

    TR = (ERV/P)1/N - 1

    Where:

TR	=	the average annual total return net of Sub-Account recurring charges.
ERV	=	the ending redeemable value (net of any applicable charges) of the hypothetical account at the end of the period.
P	=	a hypothetical single Purchase Payment of $1,000.
N	=	the number of years in the period.

    In addition to standard average annual total returns, sales literature or advertisements may from time to time also quote nonstandard average annual total returns that do not reflect the contract maintenance fee or the surrender charge. These nonstandard average annual total returns are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account the contract maintenance fee or the deduction of a surrender charge.

5

    Protective Life may also disclose cumulative total returns in conjunction with the formats described above. The cumulative total returns will be calculated using the following formula:

    CTR = (EV/P) - 1

    Where:

CTR	=	The cumulative total return net of Sub-Account recurring charges for the period.
EV	=	The ending value of the hypothetical investment at the end of the period that does not take into account the contract maintenance fee or the surrender charge.
P	=	A hypothetical single Purchase Payment of $1,000.

Effect of the Contract Maintenance Fee on Performance Data

    The Contract provides for a $30 annual contract maintenance fee to be deducted at the end of each Contract Year from the Sub-Accounts based on the proportion that the value of each such Sub-Account bears to the total Contract Value. For purposes of reflecting the contract maintenance fee in yield and total return quotations, the annual charge is converted into a per-dollar per-day charge based on the average Variable Account Value of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.

SAFEKEEPING OF ACCOUNT ASSETS

    Title to the assets of the Variable Account is held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

    Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

    The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $20 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

STATE REGULATION

    Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. Where required, a copy of the Contract form has been filed with, and, if applicable, approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

RECORDS AND REPORTS

    Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

6

LEGAL MATTERS

    Sutherland, Asbill & Brennan LLP of Washington, D. C. has provided advice on certain matters relating to the federal securities laws.

INDEPENDENT ACCOUNTANTS

    The statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2000 and 1999 and the related statements of operations and changes in net assets for the years then ended and the consolidated balance sheets of Protective Life as of December 31, 2000 and 1999 and the related consolidated statements of income, share-owner's equity and cash flows for each of the three years ended December 31, 2000 and the related financial statement schedules included in this Statement of Additional Information and in the registration statement have been so included herein in reliance on the report of PricewaterhouseCoopers LLP of Birmingham, AL, independent accountants, given on the authority of said firm as experts in accounting and auditing.

OTHER INFORMATION

    A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N. W., Washington, D.C. 20549.

FINANCIAL STATEMENTS

    The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account as of December 31, 2000 and 1999 and the related statements of operations and changes in net assets for the years then ended as well as the Report of Independent Accountants are contained herein.

    The audited consolidated balance sheets for Protective Life as of December 31, 2000 and 1999 and the related consolidated statements of income, share-owner's equity, and cash flows for each of the three years in the period ended December 31, 2000 as well as the Report of Independent Accountants are contained herein.

    Financial Statements follow this page.

7

    All other schedules to the consolidated financial statements required by Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

Report of Independent Accountants

To the Contract Owners and Board of Directors
of Protective Life Insurance Company

    In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and changes in net assets present fairly, in all material respects, the financial position of The Protective Variable Annuity Separate Account, consisting of PIC Growth and Income, PIC International Equity, PIC Global Income, PIC Small Cap Value, PIC CORE US Equity, PIC Capital Growth, Calvert Social Small Cap Growth, Calvert Social Balanced, MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, MFS New Discovery, MFS Utilities, MFS Growth, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Main Street Growth and Income, Oppenheimer Money, Oppenheimer Strategic Bond, Oppenheimer Global Securities, Oppenheimer High Income, Van Eck Hard Asset, Van Eck Real Estate, Van Kampen Emerging Growth, Van Kampen Enterprise, Van Kampen Comstock, Van Kampen Growth and Income, Van Kampen Strategic Stock, Van Kampen Asset Allocation, Van Kampen Aggressive Growth and Goldman Sachs Internet Tollkeeper sub-accounts, at December 31, 2000 and 1999, and the results of its operations and changes in net assets for the years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2000 and 1999 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Birmingham, Alabama

March 22, 2001

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2000
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Assets
Investment in sub-accounts at market value	$262,668	$181,380	$60,328	$87,763	$315,922	$248,261	$1,738
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0

Total assets-	262,668	181,380	60,328	87,763	315,922	248,261	1,738

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0

Net assets-	$262,668	$181,380	$60,328	$87,763	$315,922	$248,261	$1,738

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2000
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
Assets
Investment in sub-accounts at market value	$14,336	$71,859	$77,328	$80,631	$45,359	$13,894	$12,576
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0

Total assets-	14,336	71,859	77,328	80,631	45,359	13,894	12,576

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0

Net assets-	$14,336	$71,859	$77,328	$80,631	$45,359	$13,894	$12,576

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2000
(In Thousands)

	MFS Growth	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main St Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Assets
Investment in sub-accounts at market value	$5,870	$48,211	$87,958	$79,205	$14,894	$30,068	$25,002
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0

Total assets-	5,870	48,211	87,958	79,205	14,894	30,068	25,002

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0

Net assets-	$5,870	$48,211	$87,958	$79,205	$14,894	$30,068	$25,002

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2000
(In Thousands)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
Assets
Investment in sub-accounts at market value	$3,178	$295	$332	$21,971	$12,634	$12,270	$14,541
Receivable from Protective Life Insurance Company	0	0	0	0	0	0	0

Total assets-	3,178	295	332	21,971	12,634	12,270	14,541

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0

Net assets-	$3,178	$295	$332	$21,971	$12,634	$12,270	$14,541

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 2000
(In Thousands)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Van Kampen Aggressive Growth	Goldman Sachs Internet Tollkeeper	Total
Assets
Investment in sub-accounts at market value	$1,499	$1,531	$340	$73	$1,833,915
Receivable from Protective Life Insurance Company	0	0	0	0	0

Total assets-	1,499	1,531	340	73	1,833,915

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0

Net assets-	$1,499	$1,531	$340	$73	$1,833,915

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES

December 31, 1999
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Assets
Investment in sub-accounts at market value	$342,912	$221,310	$62,933	$80,004	$366,323	$260,922	$1,023
Receivable from Protective Life Insurance Company	5	0	12	0	6	9	0

Total assets-	342,917	221,310	62,945	80,004	366,329	260,931	1,023

Liabilities
Payable to Protective Life Insurance Company	0	0	0	0	0	0	0

Net assets-	$342,917	$221,310	$62,945	$80,004	$366,329	$260,931	$1,023

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 1999
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
Assets
Investment in sub-accounts at market value	$12,968	$66,218	$62,090	$66,100	$32,494	$2,891	$2,492
Receivable from Protective Life Insurance Company	0	35	13	0	6	1	27

Total assets-	12,968	66,253	62,103	66,100	32,500	2,892	2,519

Liabilities
Payable to Protective Life Insurance Company	1	0	0	1	0	0	0

Net assets-	$12,967	$66,253	$62,103	$66,099	$32,500	$2,892	$2,519

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 1999
(In Thousands)

	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities	Oppenheimer High Income
Assets
Investment in sub-accounts at market value	$32,243	$55,566	$56,379	$14,621	$27,246	$5,689	$1,050
Receivable from Protective Life Insurance Company	0	1	0	0	0	5	0

Total assets-	32,243	55,567	56,379	14,621	27,246	5,694	1,050

Liabilities
Payable to Protective Life Insurance Company	5	0	2	0	0	0	0

Net assets-	$32,238	$55,567	$56,377	$14,621	$27,246	$5,694	$1,050

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF ASSETS AND LIABILITIES, CONTINUED

December 31, 1999
(In Thousands)

	Van Eck Hard Asset	Van Eck Real Estate	Total
Assets
Investment in sub-accounts at market value	$56	$161	$1,773,691
Receivable from Protective Life Insurance Company	0	0	120

Total assets-	56	161	1,773,811

Liabilities
Payable to Protective Life Insurance Company	0	0	9

Net assets-	$56	$161	$1,773,802

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2000
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Investment income
Dividends	$5,101	$2,806	$4,209	$449	$1,528	$244	$0

Expense
Mortality and expense risk and administrative charges	4,195	2,895	846	1,151	4,975	3,737	20

Net investment income (loss)	906	(89)	3,363	(702)	(3,447)	(3,493)	(20)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(4,323)	(118)	(74)	(4,087)	899	(31)	9
Capital gain distribution	6,073	28,441	0	0	41,713	18,705	65

Net realized gain (loss) on investments	1,750	28,323	(74)	(4,087)	42,612	18,674	74
Net unrealized appreciation (depreciation) on investments during the period	(23,676)	(61,802)	1,047	26,725	(79,748)	(38,031)	(13)

Net realized and unrealized gain (loss) on investments	(21,926)	(33,479)	973	22,638	(37,136)	(19,357)	61

Net increase (decrease) in net assets resulting from operations-	$(21,020)	$(33,568)	$4,336	$21,936	$(40,583)	$(22,850)	$41

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
Investment income
Dividends	$246	$0	$27	$322	$879	$0	$65

Expense
Mortality and expense risk and administrative charges	200	1,110	1,079	1,040	534	141	115

Net investment income (loss)	46	(1,110)	(1,052)	(718)	345	(141)	(50)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	11	(159)	(25)	23	3	(49)	(2)
Capital gain distribution	434	4,298	4,707	585	846	163	493

Net realized gain (loss) on investments	445	4,139	4,682	608	849	114	491
Net unrealized appreciation (depreciation) on investments during the period	(1,154)	(21,744)	(9,259)	(879)	4,358	(1,030)	(256)

Net realized and unrealized gain (loss) on investments	(709)	(17,605)	(4,577)	(271)	5,207	(916)	235

Net increase (decrease) in net assets resulting from operations-	$(663)	$(18,715)	$(5,629)	$(989)	$5,552	$(1,057)	$185

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	MFS Growth	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main St Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Investment income
Dividends	$0	$0	$86	$257	$809	$2,245	$29

Expense
Mortality and expense risk and administrative charges	24	745	1,134	1,032	191	403	246

Net investment income (loss)	(24)	(745)	(1,048)	(775)	618	1,842	(217)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(3)	(133)	(113)	(28)	(2)	15	59
Capital gain distribution	0	1,697	4,588	3,394	0	0	1,647

Net realized gain (loss) on investments	(3)	1,564	4,475	3,366	(2)	15	1,706
Net unrealized appreciation (depreciation) on investments during the period	(543)	(11,762)	(6,897)	(10,808)	0	(1,506)	(1,992)

Net realized and unrealized gain (loss) on investments	(546)	(10,198)	(2,422)	(7,442)	(2)	(1,491)	(286)

Net increase (decrease) in net assets resulting from operations-	$(570)	$(10,943)	$(3,470)	$(8,217)	$616	$351	$(503)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
Investment income
Dividends	$158	$1	$4	$0	$0	$85	$118

Expense
Mortality and expense risk and administrative charges	31	3	4	104	54	39	49

Net investment income (loss)	127	(2)	0	(104)	(54)	46	69

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(1)	0	4	(8)	(1)	1	8
Capital gain distribution	0	0	0	0	0	72	632

Net realized gain (loss) on investments	(1)	0	4	(8)	(1)	73	640
Net unrealized appreciation (depreciation) on investments during the period	(261)	26	41	(4,693)	(2,138)	1,365	(29)

Net realized and unrealized gain (loss) on investments	(262)	26	45	(4,701)	(2,139)	1,438	611

Net increase (decrease) in net assets resulting from operations-	$(135)	$24	$45	$(4,805)	$(2,193)	$1,484	$680

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Van Kampen Aggressive Growth	Goldman Sachs Internet Tollkeeper	Total
Investment income
Dividends	$0	$0	$0	$0	$19,668

Expense
Mortality and expense risk and administrative charges	5	6	0	0	26,108

Net investment income (loss)	(5)	(6)	0	0	(6,440)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	0	0	0	(8,125)
Capital gain distribution	0	0	0	0	118,553

Net realized gain (loss) on investments	0	0	0	0	110,428
Net unrealized appreciation (depreciation) on investments during the period	157	(31)	(9)	(13)	(244,555)

Net realized and unrealized gain (loss) on investments	157	(31)	(9)	(13)	(134,127)

Net increase (decrease) in net assets resulting from operations-	$152	$(37)	$(9)	$(13)	$(140,567)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS

For the Year Ended December 31, 1999
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Investment income
Dividends	$272	$636	$0	$0	$45	$3	$0

Expense
Mortality and expense risk and administrative charges	5,109	2,541	895	1,235	4,381	2,854	9

Net investment income (loss)	(4,837)	(1,905)	(895)	(1,235)	(4,336)	(2,851)	(9)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(4,446)	364	(33)	(2,862)	1	19	0
Capital gain distribution	4,268	2,848	275	18	1,338	2,822	0

Net realized gain (loss) on investments	(178)	3,212	242	(2,844)	1,339	2,841	0
Net unrealized appreciation (depreciation) on investments during the period	21,080	51,512	(1,020)	2,623	64,170	50,513	172

Net realized and unrealized gain (loss) on investments	20,902	54,724	(778)	(221)	65,509	53,354	172

Net increase (decrease) in net assets resulting from operations-	$16,065	$52,819	$(1,673)	$(1,456)	$61,173	$50,503	$163

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 1999
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
Investment income
Dividends	$282	$0	$72	$122	$355	$0	$0

Expense
Mortality and expense risk and administrative charges	131	463	581	621	328	7	9

Net investment income (loss)	151	(463)	(509)	(499)	27	(7)	(9)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	(8)	19	2	3	(1)	19	0
Capital gain distribution	966	0	378	146	659	49	0

Net realized gain (loss) on investments	958	19	380	149	658	68	0
Net unrealized appreciation (depreciation) on investments during the period	(65)	25,822	10,375	3,217	(433)	641	355

Net realized and unrealized gain (loss) on investments	893	25,841	10,755	3,366	225	709	355

Net increase (decrease) in net assets resulting from operations-	$1,044	$25,378	$10,246	$2,867	$252	$702	$346

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 1999
(In Thousands)

	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities	Oppenheimer High Income
Investment income
Dividends	$0	$74	$109	$433	$1,062	$1	$0

Expense
Mortality and expense risk and administrative charges	241	444	501	128	312	19	7

Net investment income (loss)	(241)	(370)	(392)	305	750	(18)	(7)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	26	6	6	0	1	0	(11)
Capital gain distribution	0	810	184	0	0	2	0

Net realized gain (loss) on investments	26	816	190	0	1	2	(11)
Net unrealized appreciation (depreciation) on investments during the period	12,820	12,647	7,087	0	(352)	1,265	1

Net realized and unrealized gain (loss) on investments	12,846	13,463	7,277	0	(351)	1,267	(10)

Net increase (decrease) in net assets resulting from operations-	$12,605	$13,093	$6,885	$305	$399	$1,249	$(17)

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
STATEMENT OF OPERATIONS, CONTINUED

For the Year Ended December 31, 1999
(In Thousands)

	Van Eck Hard Asset	Van Eck Real Estate	Total
Investment income
Dividends	$0	$0	$3,466

Expense
Mortality and expense risk and administrative charges	0	1	20,817

Net investment income (loss)	0	(1)	(17,351)

Net realized and unrealized gains (losses) on investments
Net realized gain (loss) from redemption of investment shares	0	0	(6,895)
Capital gain distribution	0	0	14,763

Net realized gain (loss) on investments	0	0	7,868
Net unrealized appreciation (depreciation) on investments during the period	3	(4)	262,429

Net realized and unrealized gain (loss) on investments	3	(4)	270,297

Net increase (decrease) in net assets resulting from operations	$3	$(5)	$252,946

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2000
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
From operations
Net investment income (loss)	$906	$(89)	$3,363	$(702)	$(3,447)	$(3,493)	$(20)
Net realized gain (loss) on investments	1,750	28,323	(74)	(4,087)	42,612	18,674	74
Net unrealized appreciation (depreciation) of investments during the period	(23,676)	(61,802)	1,047	26,725	(79,748)	(38,031)	(13)

Net increase (decrease) in net assets resulting from operations	(21,020)	(33,568)	4,336	21,936	(40,583)	(22,850)	41

From variable annuity contract transactions
Contract owners' net payments	3,180	5,218	987	1,115	9,429	9,730	385
Contract maintenance fees	(130)	(74)	(23)	(34)	(130)	(98)	(1)
Surrenders	(23,052)	(13,493)	(5,133)	(5,648)	(27,362)	(19,130)	(15)
Death benefits	(2,373)	(1,308)	(739)	(439)	(2,910)	(1,911)	(38)
Transfers (to) from other portfolios	(36,854)	3,295	(2,045)	(9,171)	11,149	21,589	343

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(59,229)	(6,362)	(6,953)	(14,177)	(9,824)	10,180	674

Net increase (decrease) in net assets	(80,249)	(39,930)	(2,617)	7,759	(50,407)	(12,670)	715

Net assets, beginning of year	342,917	221,310	62,945	80,004	366,329	260,931	1,023

Net assets, end of year	$262,668	$181,380	$60,328	$87,763	$315,922	$248,261	$1,738

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
From operations
Net investment income (loss)	$46	$(1,110)	$(1,052)	$(718)	$345	$(141)	$(50)
Net realized gain (loss) on investments	445	4,139	4,682	608	849	114	491
Net unrealized appreciation (depreciation) of investments during the period	(1,154)	(21,744)	(9,259)	(879)	4,358	(1,030)	(256)

Net increase (decrease) in net assets resulting from operations	(663)	(18,715)	(5,629)	(989)	5,552	(1,057)	185

From variable annuity contract transactions
Contract owners' net payments	643	7,651	6,131	5,431	2,073	2,700	3,515
Contract maintenance fees	(8)	(28)	(29)	(29)	(17)	(3)	(1)
Surrenders	(627)	(4,306)	(3,764)	(3,577)	(2,015)	(293)	(335)
Death benefits	(108)	(463)	(361)	(471)	(374)	(30)	(21)
Transfers (to) from other portfolios	2,132	21,467	18,877	14,167	7,640	9,685	6,714

Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,032	24,321	20,854	15,521	7,307	12,059	9,872

Net increase (decrease) in net assets	1,369	5,606	15,225	14,532	12,859	11,002	10,057
Net assets, beginning of year	12,967	66,253	62,103	66,099	32,500	2,892	2,519

Net assets, end of year	$14,336	$71,859	$77,328	$80,631	$45,359	$13,894	$12,576

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	MFS Growth Income	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main St Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
From operations
Net investment income (loss)	$(24)	$(745)	$(1,048)	$(775)	$618	$1,842	$(217)
Net realized gain (loss) on investments	(3)	1,564	4,475	3,366	(2)	15	1,706
Net unrealized appreciation (depreciation) of investments during the period	(543)	(11,762)	(6,897)	(10,808)	0	(1,506)	(1,992)

Net increase (decrease) in net assets resulting from operations	(570)	(10,943)	(3,470)	(8,217)	616	351	(503)

From variable annuity contract transactions
Contract owners' net payments	1,985	7,124	9,587	9,078	6,470	1,113	5,605
Contract maintenance fees	0	(20)	(29)	(29)	(3)	(13)	(5)
Surrenders	(51)	(3,077)	(3,891)	(3,865)	(4,666)	(1,785)	(634)
Death benefits	0	(197)	(494)	(603)	(1,877)	(348)	(40)
Transfers (to) from other portfolios	4,506	23,086	30,688	26,464	(267)	3,504	14,885

Net increase (decrease) in net assets resulting from variable annuity contract transactions	6,440	26,916	35,861	31,045	(343)	2,471	19,811

Net increase (decrease) in net assets	5,870	15,973	32,391	22,828	273	2,822	19,308
Net assets, beginning of year	0	32,238	55,567	56,377	14,621	27,246	5,694

Net assets, end of year	$5,870	$48,211	$87,958	$79,205	$14,894	$30,068	$25,002

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growth	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
From operations
Net investment income (loss)	$127	$(2)	$0	$(104)	$(54)	$46	$69
Net realized gain (loss) on investments	(1)	0	4	(8)	(1)	73	640
Net unrealized appreciation (depreciation) of investments during the period	(261)	26	41	(4,693)	(2,138)	1,365	(29)

Net increase (decrease) in net assets resulting from operations	(135)	24	45	(4,805)	(2,193)	1,484	680

From variable annuity contract transactions
Contract owners' net payments	823	10	0	6,010	3,466	2,608	3,073
Contract maintenance fees	0	0	0	(2)	(1)	0	(1)
Surrenders	(131)	(6)	(7)	(437)	(110)	(61)	(177)
Death benefits	(26)	0	0	(41)	(9)	0	(9)
Transfers (to) from other portfolios	1,597	211	133	21,246	11,481	8,239	10,975

Net increase (decrease) in net assets resulting from variable annuity contract transactions	2,263	215	126	26,776	14,827	10,786	13,861

Net increase (decrease) in net assets	2,128	239	171	21,971	12,634	12,270	14,541
Net assets, beginning of year	1,050	56	161	0	0	0	0

Net assets, end of year	$3,178	$295	$332	$21,971	$12,634	$12,270	$14,541

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 2000
(In Thousands)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Van Kampen Aggressive Growth	Goldman Sachs Internet Tollkeeper	Total
From operations
Net investment income (loss)	$(5)	$(6)	$0	$0	$(6,440)
Net realized gain (loss) on investments	0	0	0	0	110,428
Net unrealized appreciation (depreciation) of investments during the period	157	(31)	(9)	(13)	(244,555)

Net increase (decrease) in net assets resulting from operations	152	(37)	(9)	(13)	(140,567)

From variable annuity contract transactions
Contract owners' net payments	116	322	159	25	115,762
Contract maintenance fees	0	0	0	0	(708)
Surrenders	(16)	(20)	(3)	0	(127,687)
Death benefits	(10)	(9)	0	0	(15,209)
Transfers (to) from other portfolios	1,257	1,275	193	61	228,522

Net increase (decrease) in net assets resulting from variable annuity contract transactions	1,347	1,568	349	86	200,680

Net increase (decrease) in net assets	1,499	1,531	340	73	60,113
Net assets, beginning of year	0	0	0	0	1,773,802

Net assets, end of year	$1,499	$1,531	$340	$73	$1,833,915

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS

For the Year Ended December 31, 1999
(In Thousands)

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
From operations
Net investment income (loss)	$(4,837)	$(1,905)	$(895)	$(1,235)	$(4,336)	$(2,851)	$(9)
Net realized gain (loss) on investments	(178)	3,212	242	(2,844)	1,339	2,841	0
Net unrealized appreciation (depreciation) of investments during the period	21,080	51,512	(1,020)	2,623	64,170	50,513	172

Net increase (decrease) in net assets resulting from operations	16,065	52,819	(1,673)	(1,456)	61,173	50,503	163

From variable annuity contract transactions
Contract owners' net payments	7,964	4,812	3,257	1,644	16,355	15,094	137
Contract maintenance fees	(163)	(73)	(23)	(40)	(118)	(80)	(1)
Surrenders	(20,921)	(9,538)	(3,989)	(5,319)	(17,763)	(10,765)	(21)
Death benefits	(2,874)	(1,252)	(723)	(637)	(1,990)	(977)	0
Transfers (to) from other portfolios	(43,449)	1,010	3,646	(13,196)	47,215	54,740	195

Net increase (decrease) in net assets resulting from variable annuity contract transactions	(59,443)	(5,041)	2,168	(17,548)	43,699	58,012	310

Net increase (decrease) in net assets	(43,378)	47,778	495	(19,004)	104,872	108,515	473
Net assets, beginning of year	386,295	173,532	62,450	99,008	261,457	152,416	550

Net assets, end of year	$342,917	$221,310	$62,945	$80,004	$366,329	$260,931	$1,023

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 1999
(In Thousands)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
From operations
Net investment income (loss)	$151	$(463)	$(509)	$(499)	$27	$(7)	$(9)
Net realized gain (loss) on investments	958	19	380	149	658	68	0
Net unrealized appreciation (depreciation) of investments during the period	(65)	25,822	10,375	3,217	(433)	641	355

Net increase (decrease) in net assets resulting from operations	1,044	25,378	10,246	2,867	252	702	346

From variable annuity contract transactions
Contract owners' net payments	2,137	7,077	7,545	13,323	5,087	713	918
Contract maintenance fees	(5)	(14)	(16)	(15)	(9)	0	0
Surrenders	(406)	(1,299)	(1,230)	(1,560)	(949)	(8)	(43)
Death benefits	(26)	(166)	(167)	(521)	(150)	0	0
Transfers (to) from other portfolios	4,073	18,714	19,388	32,615	15,232	1,485	1,298

Net increase (decrease) in net assets resulting from variable annuity contract transactions	5,773	24,312	25,520	43,842	19,211	2,190	2,173

Net increase (decrease) in net assets	6,817	49,690	35,766	46,709	19,463	2,892	2,519
Net assets, beginning of year	6,150	16,563	26,337	19,390	13,037	0	0

Net assets, end of year	$12,967	$66,253	$62,103	$66,099	$32,500	$2,892	$2,519

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 1999
(In Thousands)

	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities	Oppenheimer High Income
From operations
Net investment income (loss)	$(241)	$(370)	$(392)	$305	$750	$(18)	$(7)
Net realized gain (loss) on investments	26	816	190	0	1	2	(11)
Net unrealized appreciation (depreciation) of investments during the period	12,820	12,647	7,087	0	(352)	1,265	1

Net increase (decrease) in net assets resulting from operations	12,605	13,093	6,885	305	399	1,249	(17)

From variable annuity contract transactions
Contract owners' net payments	2,717	7,789	8,319	3,662	3,002	1,850	447
Contract maintenance fees	(9)	(13)	(15)	(3)	(10)	0	0
Surrenders	(441)	(894)	(1,651)	(1,688)	(856)	(24)	(40)
Death benefits	(31)	(53)	(278)	(189)	(226)	0	0
Transfers (to) from other portfolios	6,066	19,621	23,025	7,230	8,958	2,619	660

Net increase (decrease) in net assets resulting from variable annuity contract transactions	8,302	26,450	29,400	9,012	10,868	4,445	1,067

Net increase (decrease) in net assets	20,907	39,543	36,285	9,317	11,267	5,694	1,050
Net assets, beginning of year	11,331	16,024	20,092	5,304	15,979	0	0

Net assets, end of year	$32,238	$55,567	$56,377	$14,621	$27,246	$5,694	$1,050

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

STATEMENT OF CHANGES IN NET ASSETS, CONTINUED

For the Year Ended December 31, 1999
(In Thousands)

	Van Eck Hard Asset	Van Eck Real Estate	Total
From operations
Net investment income (loss)	$0	$(1)	$(17,351)
Net realized gain (loss) on investments	0	0	7,868
Net unrealized appreciation (depreciation) of investments during the period	3	(4)	262,429

Net increase (decrease) in net assets resulting from operations	3	(5)	252,946

From variable annuity contract transactions
Contract owners' net payments	26	70	113,945
Contract maintenance fees	0	0	(607)
Surrenders	(14)	(2)	(79,421)
Death benefits	0	0	(10,260)
Transfers (to) from other portfolios	41	98	211,284

Net increase (decrease) in net assets resulting from variable annuity contract transactions	53	166	234,941

Net increase (decrease) in net assets	56	161	487,887
Net assets, beginning of year	0	0	1,285,915

Net assets, end of year	$56	$161	$1,773,802

The accompanying notes are an integral part of these financial statements.

THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

NOTES TO FINANCIAL STATEMENTS

For the Years Ended December 31, 2000 and 1999

(In Thousands)

1.  ORGANIZATION

    The Protective Variable Annuity Separate Account (Separate Account) was established by Protective Life Insurance Company (Protective Life) under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

    Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended.

    At December 31, 1999, the Separate Account was comprised of six proprietary sub-accounts and seventeen independent sub-accounts. The six proprietary sub-accounts were the PIC Growth and Income, PIC International Equity, PIC Global Income, PIC Small Cap Value, PIC Core US Equity, and PIC Capital Growth sub-accounts. Funds are transferred to Protective Investment Company (the Fund) in exchange for shares of the corresponding portfolio of the Fund. The seventeen independent sub-accounts were the Calvert Social Small Cap Growth, Calvert Social Balanced, MFS Emerging Growth, MFS Research, MFS Growth with Income, MFS Total Return, MFS New Discovery, MFS Utilities, Oppenheimer Aggressive Growth, Oppenheimer Capital Appreciation, Oppenheimer Growth and Income, Oppenheimer Money Fund, Oppenheimer Strategic Bond, Oppenheimer Global Securities, Oppenheimer High Income, Van Eck Hard Asset, and Van Eck Real Estate sub-accounts. Ten of these sub-accounts were added to the portfolio July 1, 1997, with sales beginning on that date. The remaining seven sub-accounts were added April 1, 1999, with sales beginning on that date. Protective Life invests contractowners' funds in exchange for shares in the independent funds. Protective Life then holds the shares for the contractowners.

    During the year ended December 31, 2000, the Separate Account added nine additional sub-accounts. These sub-accounts include the MFS Growth, Van Kampen Emerging Growth, Van Kampen Enterprise, Van Kampen Comstock, Van Kampen Growth and Income, Van Kampen Strategic Stock, and Van Kampen Asset Allocation which were added May 1, 2000, with sales beginning on that date. The Van Kampen Aggressive Growth and Goldman Sachs Internet Tollkeeper sub-accounts were added October 1, 2000, with sales beginning on that date. Also the Oppenheimer Growth and Income Fund changed its name to the Oppenheimer Main Street Growth and Income Fund.

    Gross premiums from the Contracts are allocated to the sub-accounts in accordance with contract owner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (see Note 4). The Separate Account's assets are the property of Protective Life.

    Contract owners may allocate some or all of gross premiums or transfer some or all of the contract value to the Guaranteed Account, which is part of Protective Life's General Account. The assets of Protective Life's General Account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. The Guaranteed Account balance as of December 31, 2000 and 1999 was $197.1 million and $302.5 million, respectively.

    Transfers to/from other portfolios, included in the statement of changes in net assets, include transfers between the individual sub-accounts and between the sub-accounts and the Guaranteed Account.

2.  SIGNIFICANT ACCOUNTING POLICIES

    Investment Valuation - Investments are made in shares and are valued at the net asset values of the respective portfolios. Transactions with the Funds are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

    Realized Gains and Losses - Realized gains and losses on investments include gains and losses on redemptions of the Fund's shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Fund.

    Dividend Income and Capital Gain Distributions - Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the financial statements of Protective Investment Company, an affiliated entity.

    Mortality and Expense Risk - Protective Life deducts a daily charge from the assets of the Separate Account to compensate Protective Life for assuming mortality and expense risks and to reimburse Protective Life for expenses incurred in the administration of the annuity contracts and the Separate Account. The mortality risk that Protective Life assumes includes the risk that annuitants may live for a longer period of time than estimated when the guarantees in the annuity contract were established. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit it the annuity contractowner dies before the annuity commencement date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses. The mortality and expense risk and administration charges are deducted from the assets held in the various sub-accounts as part of the operating results of the Separate Account (such charges do not apply to the portion of the net assets that are allocated to the General Account). The mortality and expense risk and administration charges are determined according to the terms of the annuity contract.

    Surrender Charges - Protective Life may deduct a surrender charge (contingent deferred sales charge) from the contract value of some classes of contracts when an owner makes a full or partial surrender before the end of the surrender charge period. Surrender charges are calculated according to the terms of the annuity contract being surrendered. Surrender charges are imposed to reimburse Protective Life for some of the costs of distributing the contracts.

    Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

    Federal Income Taxes - The results of the operations of the Separate Account are included in the federal income tax return of Protective Life. Under the provisions of the contracts, Protective Life has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been or is currently being made against the Separate Account for such tax.

    Reclassifications - Certain reclassifications have been made in previously reported financial statements and the accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net assets.

3.  INVESTMENTS

    At December 31, 2000 and 1999, the investments by the respective sub-accounts were as follows (in thousands, except share data):

	2000
	Shares	Cost	Market Value
PIC Growth and Income	19,662,684	$252,320	$262,668
PIC International Equity	13,290,114	161,633	181,380
PIC Global Income	5,682,631	57,527	60,328
PIC Small Cap Value	7,688,651	76,471	87,763
PIC CORE US Equity	14,742,400	251,311	315,922
PIC Capital Growth	10,937,976	193,204	248,261
Calvert Social Small Cap Growth	127,995	1,613	1,738
Calvert Social Balanced	7,160,859	15,489	14,336
MFS Emerging Growth	2,491,631	64,825	71,859
MFS Research	3,717,675	73,125	77,328
MFS Growth With Income	3,837,760	76,209	80,631
MFS Total Return	2,315,407	40,690	45,359
MFS New Discovery	836,489	14,284	13,894
MFS Utilities	533,544	12,478	12,576
MFS Growth	451,535	6,413	5,870
Oppenheimer Aggressive Growth	681,231	46,311	48,211
Oppenheimer Capital Appreciation	1,886,298	80,461	87,958
Oppenheimer Main St. Growth and Income	3,725,552	82,472	79,205
Oppenheimer Money Fund	14,893,616	14,894	14,894
Oppenheimer Strategic Bond	6,411,158	31,900	30,068
Oppenheimer Global Securities	824,325	25,729	25,002
Oppenheimer High Income	342,797	3,439	3,178
Van Eck Hard Asset	24,454	266	295
Van Eck Real Estate	31,284	295	332
Van Kampen Emerging Growth	530,195	26,664	21,971
Van Kampen Enterprise	622,963	14,772	12,634
Van Kampen Comstock	1,043,379	10,905	12,270
Van Kampen Growth and Income	854,864	14,570	14,541
Van Kampen Strategic Stock	125,330	1,342	1,499
Van Kampen Asset Allocation	142,986	1,562	1,531
Van Kampen Aggressive Growth	45,572	349	340
Goldman Sachs Internet Tollkeeper	10,675	86	73

	125,674,030	$1,653,609	$1,833,915

	1999
	Shares	Cost	Market Value
PIC Growth and Income	23,301,826	$308,888	$342,912
PIC International Equity	11,849,663	139,761	221,310
PIC Global Income	6,006,984	61,179	62,933
PIC Small Cap Value	9,221,453	95,437	80,004
PIC CORE US Equity	13,498,580	221,964	366,323
PIC Capital Growth	9,923,557	167,834	260,922
Calvert Social Small Cap Growth	77,089	885	1,023
Calvert Social Balanced	5,978,567	12,967	12,968
MFS Emerging Growth	1,745,334	37,440	66,218
MFS Research	2,660,235	48,628	62,090
MFS Growth With Income	3,101,815	60,799	66,100
MFS Total Return	1,830,649	32,183	32,494
MFS New Discovery	167,421	2,251	2,891
MFS Utilities	103,161	2,138	2,492
Oppenheimer Aggressive Growth	391,727	18,581	32,243
Oppenheimer Capital Appreciation	1,114,886	41,172	55,566
Oppenheimer Growth and Income	2,289,054	48,838	56,379
Oppenheimer Money Fund	14,621,300	14,621	14,621
Oppenheimer Strategic Bond	5,481,996	27,572	27,246
Oppenheimer Global Securities	170,276	4,424	5,689
Oppenheimer High Income	97,970	1,050	1,050
Van Eck Hard Asset	5,065	53	56
Van Eck Real Estate	17,622	165	161

	113,656,230	$1,348,830	$1,773,691

    During the year ended December 31, 2000, transactions in shares were as follows (in thousands, except share data):

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Shares purchased	36,814	3,406,163	170,549	67,874	482,916	762,511	59,198
Shares received from reinvestment of dividends	793,480	2,096,773	415,329	43,691	1,849,396	769,173	4,746

Total shares acquired	830,294	5,502,936	585,878	111,565	2,332,312	1,531,684	63,944
Shares redeemed	(4,469,436)	(4,062,485)	(910,231)	(1,644,367)	(1,088,492)	(517,265)	(13,038)

Net increase (decrease) in shares owned	(3,639,142)	1,440,451	(324,353)	(1,532,802)	1,243,820	1,014,419	50,906
Shares owned, beginning of period	23,301,826	11,849,663	6,006,984	9,221,453	13,498,580	9,923,557	77,089
Shares owned, end of period	19,662,684	13,290,114	5,682,631	7,688,651	14,742,400	10,937,976	127,995

Cost of shares acquired	$14,631	$95,315	$6,851	$2,100	$62,650	$43,015	$920

Cost of shares redeemed	$(71,199)	$(73,443)	$(10,503)	$(21,066)	$(33,303)	$(17,645)	$(192)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
Shares purchased	1,376,907	710,317	923,169	836,421	536,389	732,581	423,568
Shares received from reinvestment of dividends	336,934	123,209	206,903	42,955	101,152	9,638	24,897

Total shares acquired	1,713,841	833,526	1,130,072	879,376	637,541	742,219	448,465
Shares redeemed	(531,549)	(87,229)	(72,632)	(143,431)	(152,783)	(73,151)	(18,082)

Net increase (decrease) in shares owned	1,182,292	746,297	1,057,440	735,945	484,758	669,068	430,383
Shares owned, beginning of period	5,978,567	1,745,334	2,660,235	3,101,815	1,830,649	167,421	103,161

Shares owned, end of Period	7,160,859	2,491,631	3,717,675	3,837,760	2,315,407	836,489	533,544

Cost of shares acquired	$3,940	$31,909	$27,276	$20,041	$11,916	$13,748	$11,026

Cost of shares redeemed	$(1,418)	$(4,524)	$(2,779)	$(4,631)	$(3,409)	$(1,715)	$(686)

	MFS Growth	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Main St Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities
Shares purchased	460,774	316,511	743,141	1,390,783	40,378,404	1,153,107	2,173,259
Shares received from reinvestment of dividends	0	15,759	88,615	155,972	808,840	483,862	51,135

Total shares acquired	460,774	332,270	831,756	1,546,755	41,187,244	1,636,969	2,224,394
Shares redeemed	(9,239)	(42,766)	(60,344)	(110,257)	(40,914,928)	(707,807)	(1,570,345)

Net increase (decrease) in shares owned	451,535	289,504	771,412	1,436,498	272,316	929,162	654,049
Shares owned, beginning of period	0	391,727	1,114,886	2,289,054	14,621,300	5,481,996	170,276

Shares owned, end of period	451,535	681,231	1,886,298	3,725,552	14,893,616	6,411,158	824,325

Cost of shares acquired	$6,668	$33,829	$43,706	$37,932	$44,038	$8,479	$74,275

Cost of shares redeemed	$(255)	$(6,099)	$(4,417)	$(4,298)	$(43,765)	$(4,151)	$(52,970)

	Oppenheimer High Income	Van Eck Hard Asset	Van Eck Real Estate	Van Kampen Emerging Growtn	Van Kampen Enterprise	Van Kampen Comstock	Van Kampen Growth and Income
Shares purchased	253,456	22,416	17,958	530,691	622,967	1,029,124	810,198
Shares received from reinvestment of dividends	16,329	75	447	0	0	14,265	45,751

Total shares acquired	269,785	22,491	18,405	530,691	622,967	1,043,389	855,949
Shares redeemed	(24,958)	(3,102)	(4,743)	(496)	(4)	(10)	(1,085)

Net increase (decrease) in shares owned	244,827	19,389	13,662	530,195	622,963	1,043,379	854,864
Shares owned, beginning of period	97,970	5,065	17,622	0	0	0	0

Shares owned, end of period	342,797	24,454	31,284	530,195	622,963	1,043,379	854,864

Cost of shares acquired	$2,753	$249	$177	$26,952	$14,931	$10,967	$14,718

Cost of shares redeemed	$(364)	$(36)	$(47)	$(288)	$(159)	$(62)	$(148)

	Van Kampen Strategic Stock	Van Kampen Asset Allocation	Van Kampen Aggressive Growth	Goldman Sachs Internet Tollkeeper
Shares purchased	126,069	143,172	45,583	10,683
Shares received from reinvestment of dividends	0	0	0	0

Total shares acquired	126,069	143,172	45,583	10,683
Shares redeemed	(739)	(186)	(11)	(8)

Net increase (decrease) in shares owned	125,330	142,986	45,572	10,675
Shares owned, beginning of period	0	0	0	0

Shares owned, end of period	125,330	142,986	45,572	10,675

Cost of shares acquired	$1,355	$1,570	$354	$86

Cost of shares redeemed	$13	$(8)	$(5)	$0

   During the year ended December 31, 1999, transactions in shares were as follows (in thousands, except share data):

	PIC Growth and Income	PIC International Equity	PIC Global Income	PIC Small Cap Value	PIC CORE US Equity	PIC Capital Growth	Calvert Social Small Cap Growth
Shares purchased	425,378	413,482	802,577	267,678	1,859,304	2,700,712	40,528
Shares received from reinvestment of dividends	318,252	228,108	26,596	1,945	57,633	128,367	29

Total shares acquired	743,630	641,590	829,173	269,623	1,916,937	2,829,079	40,557
Shares redeemed	(4,900,088)	(923,323)	(686,269)	(2,485,099)	(218,531)	(210,989)	(12,913)

Net increase (decrease) in shares owned	(4,156,458)	(281,733)	142,904	(2,215,476)	1,698,406	2,618,090	27,644
Shares owned, beginning of period	27,458,284	12,131,396	5,864,080	11,436,929	11,800,174	7,305,467	49,445

Shares owned, end of period	23,301,826	11,849,663	6,006,984	9,221,453	13,498,580	9,923,557	77,089

Cost of shares acquired	$12,261	$10,514	$9,117	$2,831	$46,668	$63,512	$442

Cost of shares redeemed	$(76,759)	$(14,246)	$(7,615)	$(24,473)	$(5,972)	$(5,517)	$(141)

	Calvert Social Balanced	MFS Emerging Growth	MFS Research	MFS Growth With Income	MFS Total Return	MFS New Discovery	MFS Utilities
Shares purchased	2,933,116	1,000,104	1,278,500	2,141,878	1,081,626	177,523	110,952
Shares received from reinvestment of dividends	575,681	0	22,937	12,820	56,004	2,906	12

Total shares acquired	3,508,797	1,000,104	1,301,437	2,154,698	1,137,630	180,429	110,964
Shares redeemed	(408,091)	(26,242)	(23,585)	(17,120)	(26,335)	(13,008)	(7,803)

Net increase (decrease) in shares owned	3,100,706	973,862	1,277,852	2,137,578	1,111,295	167,421	103,161
Shares owned, beginning of period	2,877,861	771,472	1,382,383	964,237	719,354	0	0

Shares owned, end of period	5,978,567	1,745,334	2,660,235	3,101,815	1,830,649	167,421	103,161

Cost of shares acquired	$7,803	$24,696	$25,932	$43,961	$20,438	$2,520	$2,330

Cost of shares redeemed	$(921)	$(864)	$(551)	$(470)	$(546)	$(269)	$(193)

	Oppenheimer Aggressive Growth	Oppenheimer Capital Appreciation	Oppenheimer Growth and Income	Oppenheimer Money Fund	Oppenheimer Strategic Bond	Oppenheimer Global Securities	Oppenheimer High Income
Shares purchased	160,631	670,052	1,305,794	19,269,127	2,385,051	170,422	178,750
Shares received from reinvestment of dividends	0	23,779	14,239	432,727	219,448	99	23

Total shares acquired	160,631	693,831	1,320,033	19,701,854	2,604,499	170,521	178,773
Shares redeemed	(21,640)	(15,880)	(12,019)	(10,385,515)	(243,283)	(245)	(80,803)

Net increase (decrease) in shares owned	138,991	677,951	1,308,014	9,316,339	2,361,216	170,276	97,970
Shares owned, beginning of period	252,736	436,935	981,040	5,304,961	3,120,780	0	0

Shares owned, end of period	391,727	1,114,886	2,289,054	14,621,300	5,481,996	170,276	97,970

Cost of shares acquired	$9,325	$27,719	$29,776	$20,254	$12,921	$4,497	$1,926

Cost of shares redeemed	$(1,233)	$(823)	$(576)	$(10,938)	$(1,302)	$(73)	$(877)

	Van Eck Hard Asset	Van Eck Real Estate
Shares purchased	7,114	18,392
Shares received from reinvestment of dividends	0	0

Total shares acquired	7,114	18,392
Shares redeemed	(2,049)	(770)

Net increase (decrease) in shares owned	5,065	17,622
Shares owned, beginning of period	0	0

Shares owned, end of period	5,065	17,622

Cost of shares acquired	$74	$173

Cost of shares redeemed	$(21)	$(8)

4.  RELATED PARTY TRANSACTIONS

    Contract owners' net payments represent premiums received from policyholders less certain deductions made by Protective Life in accordance with the contract terms. These deductions include, where appropriate, tax, surrender, mortality risk and expense and administrative charges. These deductions are made to the individual contracts in accordance with the terms governing each contract as set forth in the contract.

    The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Fund.

    Protective Life offers a loan privilege to contract owners. Contract owners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $0.5 million and $0.4 million at December 31, 2000 and 1999, respectively.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Directors and Share Owner
Protective Life Insurance Company
Birmingham, Alabama

    In our opinion, the consolidated financial statements listed in the index on page F-1 of this Form N-4 present fairly, in all material respects, the financial position of Protective Life Insurance Company and Subsidiaries at December 31, 2000 and 1999, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2000, in conformity with accounting principles generally accepted in the United States of America. In addition, in our opinion, the financial statement schedules listed in the index on page F-1 present fairly, in all material respects, the information set forth therein when read in conjunction with the related consolidated financial statements. These financial statements and financial statement schedules are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Birmingham, Alabama
March 1, 2001

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF INCOME

(Dollars in thousands)

	Year Ended December 31
	2000	1999	1998
REVENUES
Premiums and policy fees	$1,545,969	$1,137,256	$1,027,340
Reinsurance ceded	(822,450)	(538,033)	(459,215)

Net of reinsurance ceded	723,519	599,223	568,125
Net investment income	696,937	623,231	603,795
Realized investment gains (losses)	(14,599)	4,760	2,136
Other income	51,202	27,102	20,201

	1,457,059	1,254,316	1,194,257

BENEFITS AND EXPENSES
Benefits and settlement expenses (net of reinsurance ceded: 2000-$538,291; 1999-$344,474; 1998-$330,494)	924,210	771,527	730,496
Amortization of deferred policy acquisition costs	149,574	104,913	111,188
Amortization of goodwill	3,867
Other operating expenses (net of reinsurance ceded: 2000-$223,498; 1999-$150,570; 1998-$166,375)	187,302	176,439	172,228

	1,264,953	1,052,879	1,013,912

INCOME BEFORE INCOME TAX	192,106	201,437	180,345
INCOME TAX EXPENSE
Current	15,491	47,504	48,237
Deferred	52,580	25,675	14,925

	68,071	73,179	63,162

NET INCOME	$124,035	$128,258	$117,183

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED BALANCE SHEETS

(Dollars in thousands, except per share amounts)

	December 31
	2000	1999
ASSETS
Investments:
Fixed maturities, at market (amortized cost: 2000-$7,463,700; 1999-$6,546,798)	$7,390,110	$6,304,554
Equity securities, at market (cost: 2000-$44,450; 1999-$32,092)	41,792	30,696
Mortgage loans on real estate	2,268,224	1,946,690
Investment real estate, net of accumulated depreciation (2000-$1,226; 1999-$1,014)	12,566	15,582
Policy loans	230,527	232,126
Other long-term investments	66,646	39,943
Short-term investments	172,699	81,171

Total investments	10,182,564	8,650,762
Cash	33,517
Accrued investment income	121,996	101,120
Accounts and premiums receivable, net of allowance for uncollectible amounts (2000-$2,195; 1999-$2,540)	72,189	45,852
Reinsurance receivables	1,099,574	859,684
Deferred policy acquisition costs	1,189,380	1,011,524
Goodwill, net	241,831
Property and equipment, net	51,166	49,002
Other assets	120,874	27,712
Receivable from related parties	4,768	13,059
Assets related to separate accounts
Variable Annuity	1,841,439	1,778,618
Variable Universal Life	63,504	40,293
Other	3,746	3,517

	$15,026,548	$12,581,143

LIABILITIES
Policy liabilities and accruals:
Future policy benefits and claims	$5,033,397	$4,566,426
Unearned premiums	935,605	507,659

Total policy liabilities and accruals	5,969,002	5,074,085
Stable value investment contract deposits	3,177,863	2,680,009
Annuity deposits	1,916,894	1,639,231
Other policyholders' funds	125,336	116,815
Other liabilities	324,901	293,862
Accrued income taxes	(10,932)	(25,833)
Deferred income taxes	72,065	(32,335)
Note payable	2,315	2,338
Indebtedness to related parties	10,000	14,000
Liabilities related to separate accounts
Variable Annuity	1,841,439	1,778,618
Variable Universal Life	63,504	40,293
Other	3,746	3,517

Total liabilities	13,496,133	11,584,600

COMMITMENTS AND CONTINGENT LIABILITIES — NOTE G
SHARE-OWNER'S EQUITY
Preferred Stock, $1.00 par value, shares authorized and issued: 2,000, liquidation preference $2,000	2	2
Common Stock, $1.00 par value, shares authorized and issued: 5,000,000	5,000	5,000
Additional paid-in capital	632,805	327,992
Note receivable from PLC Employee Stock Ownership Plan	(4,841)	(5,148)
Retained earnings	948,819	814,777
Accumulated other comprehensive income
Net unrealized gains (losses) on investments (net of income tax: 2000-$(27,661); 1999-$(78,658))	(51,370)	(146,080)

Total share-owner's equity	1,530,415	996,543

	$15,026,548	$12,581,143

See notes to consolidated financial statements

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF SHARE-OWNER'S EQUITY

(Dollars in thousands, except per share amounts)

	Preferred Stock	Common Stock	Additional Paid-In Capital	Note Receivable From PLC ESOP	Retained Earnings	Net Unrealized Gains (Losses) on Investments	Total Share-Owner's Equity
Balance, December 31, 1997	$2	$5,000	$327,992	$(5,378)	$629,436	$61,727	$1,018,779

Net income for 1998					117,183		117,183
Decrease in net unrealized gains on investments (net of income tax-$(2,844))						(5,281)	(5,281)
Reclassification adjustment for amounts included in net income (net of income tax: $(747))						(1,389)	(1,389)

Comprehensive income for 1998							110,513

Common dividends ($12 per share)					(60,000)		(60,000)
Preferred dividends ($50 per share)					(100)		(100)
Decrease in note receivable from PLC ESOP				179			179

Balance, December 31, 1998	2	5,000	327,992	(5,199)	686,519	55,057	1,069,371

Net income for 1999					128,258		128,258
Decrease in net unrealized gains on investments (net of income tax — $(106,638))						(198,043)	(198,043)
Reclassification adjustment for amounts included in net income (net of income tax: $(1,666))						(3,094)	(3,094)

Comprehensive loss for 1999							(72,879)

Decrease in note receivable from PLC ESOP				51			51

Balance, December 31, 1999	2	5,000	327,992	(5,148)	814,777	(146,080)	996,543
Net income for 2000					124,035		124,035
Decrease in net unrealized losses on investments (net of income tax — $45,887)						85,221	85,221
Reclassification adjustment for amounts included in net income (net of income tax — $5,110)						9,489	9,489

Comprehensive income for 2000							218,745

Capital contribution			81,000				81,000
Transfer of subsidiaries from PLC (see Note A)			223,813		10,007		233,820
Decrease in note receivable from PLC ESOP				307			307

Balance, December 31, 2000	$2	$5,000	$632,805	$(4,841)	$948,819	$(51,370)	$1,530,415

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY

CONSOLIDATED STATEMENTS OF CASH FLOWS

(Dollars in thousands)

	December 31
	2000	1999	1998
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$124,035	$128,258	$117,183
Adjustments to reconcile net income to net cash provided by operating activities:
Realized investment (gains) losses	14,599	(4,760)	(2,136)
Amortization of deferred policy acquisition costs	149,574	104,913	111,188
Amortization of goodwill	3,867
Capitalization of deferred policy acquisition costs	(338,685)	(239,483)	(192,838)
Depreciation expense	9,581	10,513	7,110
Deferred income taxes	55,161	24,234	14,925
Accrued income taxes	13,265	(14,841)	(11,933)
Interest credited to universal life and investment products	766,004	331,746	352,721
Policy fees assessed on universal life and investment products	(197,581)	(165,818)	(139,689)
Change in accrued investment income and other receivables	(160,488)	(119,183)	(159,362)
Change in policy liabilities and other policyholder funds of traditional life and health products	508,454	215,201	322,464
Change in other liabilities	1,809	67,552	(19,771)
Other (net)	(34,626)	(5,526)	(22,634)

Net cash provided by operating activities	914,969	332,806	377,228

CASH FLOWS FROM INVESTING ACTIVITIES
Maturities and principal reduction of investments:
Investments available for sale	12,828,276	9,973,742	10,445,407
Other	133,814	243,280	198,559
Sale of investments:
Investment available for sale	810,716	537,343	1,080,265
Other	5,222	267,892	155,906
Cost of investments acquired:
Investments available for sale	(14,384,625)	(10,625,354)	(11,505,098)
Other	(463,909)	(864,100)	(662,350)
Acquisitions and bulk reinsurance assumptions	(141,040)	46,508
Purchase of property and equipment	(5,085)	(18,075)	(13,077)
Sale of property and equipment		151

Net cash used in investing activities	(1,216,631)	(438,613)	(300,388)

CASH FLOWS FROM FINANCING ACTIVITIES
Borrowings under line of credit arrangements and long-term debt	2,197,800	4,351,177	1,975,800
Capital contribution from PLC	81,000
Principal payments on line of credit arrangements and long-term debt	(2,197,823)	(4,351,203)	(1,973,437)
Principal payment on surplus note to PLC	(4,000)	(4,000)	(2,000)
Dividends to share owner			(60,100)
Investment product deposits and change in universal life deposits	1,811,484	1,300,736	981,124
Investment product withdrawals	(1,553,282)	(1,190,903)	(1,037,424)

Net cash provided by (used in) financing activities	335,179	105,807	(116,037)

INCREASE(DECREASE) IN CASH	33,517	0	(39,197)
CASH AT BEGINNING OF YEAR	0	0	39,197

CASH AT END OF YEAR	$33,517	$0	$0

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid during the year:
Interest on debt	$3,310	$5,611	$8,338
Income taxes	$25,638	$56,192	$57,429
SUPPLEMENTAL SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES
Reduction of principal on note from ESOP	$307	$51	$179
Acquisitions, related reinsurance transactions and subsidiary transfer
Assets acquired	$759,067	$12,502	$247,894
Liabilities assumed	(384,207)	(12,502)	(380,405)
Equity from subsidiary transfer (see Note A)	(233,820)	0	0

Net	$141,040	$0	$(132,511)

See notes to consolidated financial statements.

PROTECTIVE LIFE INSURANCE COMPANY

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All dollar amounts in tables are in thousands)

NOTE A — SIGNIFICANT ACCOUNTING POLICIES

  Basis of Presentation

    The accompanying consolidated financial statements of Protective Life Insurance Company and subsidiaries (Protective) are prepared on the basis of accounting principles generally accepted in the United States of America. Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities. (See also Note B.)

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make various estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, as well as the reported amounts of revenues and expenses. Actual results could differ from these estimates.

  Entities Included

    The consolidated financial statements include the accounts, after intercompany eliminations, of Protective Life Insurance Company and its wholly-owned subsidiaries. Protective is a wholly-owned subsidiary of Protective Life Corporation (PLC), an insurance holding company.

    On October 1, 2000, PLC transferred its ownership of twenty companies (that market prepaid dental products) to Protective. This transfer was accounted for in a manner similar to that in pooling-of-interests accounting, which resulted in the assets and liabilities of these companies being transferred at amounts equal to PLC's bases (including approximately $200 million of goodwill). In addition, Protective's share-owner's equity was adjusted by an amount equal to the companies' share-owner's equity at October 1, 2000. The results of operations of these companies have been included in the accompanying financial statements since the effective date of the transfer.

  Nature of Operations

    Protective provides financial services through the production, distribution, and administration of insurance and investment products. Protective markets individual life insurance, indemnity and prepaid dental products, credit life and disability insurance, guaranteed investment contracts, guaranteed funding agreements, fixed and variable annuities, and extended service contracts throughout the United States. Protective also maintains a separate division devoted exclusively to the acquisition of insurance policies from other companies.

    The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to changing competition, economic conditions, interest rates, investment performance, insurance ratings, claims, and other factors.

  Recently Issued Accounting Standards

    In 1999, Protective adopted Statement of Financial Accounting Standards (SFAS) No. 134, "Accounting for Mortgage-Backed Securities Retained after the Securitization of Mortgage Loans Held for Sale by a Mortgage Banking Enterprise," Statement of Position 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use," and Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance Related Assessments" issued by the American Institute of Certified Public Accountants. The adoption of these accounting standards did not have a material effect on PLC's or Protective's financial statements.

    The Financial Accounting Standards Board (FASB) has issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." Effective January 1, 2001, SFAS No. 133 (as amended by SFAS Nos. 137 and 138) requires Protective to record derivative financial instruments, including certain derivative instruments embedded in other contracts, on its balance sheet and to carry such derivatives at fair value. Derivatives that are not designated to be part of a qualifying hedging relationship must be adjusted to fair value each period through net income. If the derivative is a hedge, its change in fair value is either offset against the change in fair value of the hedged item through net income or recorded in share-owners' equity until the hedged item is recognized in net income. The fair value of derivatives increases or decreases as interest rates and general economic conditions change. The adoption of SFAS No. 133 on January 1, 2001, will result in a cumulative after-tax charge to net income of approximately $8.3 million and a cumulative after-tax increase to other comprehensive income of approximately $4.0 million in the first quarter of fiscal 2001. The adoption will also impact assets and liabilities recorded on the balance sheet. Prospectively, the adoption may introduce volatility into Protective's reported net income and other comprehensive income depending on future market conditions and Protective's hedging activities.

    In September 2000, the FASB issued SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities, a replacement of SFAS No. 125." SFAS No. 140 revises the standards of accounting for securitizations and other transfers of financial assets. This statement is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after March 31, 2001.

  Investments

    Protective has classified all of its investments in fixed maturities, equity securities, and short-term investments as "available for sale."

    Investments are reported on the following bases less allowances for uncollectible amounts on investments, if applicable:

  •
  Fixed maturities (bonds, and redeemable preferred stocks) — at current market value. Where market values are unavailable, Protective obtains estimates from independent pricing services or estimates market value based upon a comparison to quoted issues of the same issuer or issues of other issuers with similar terms and risk characteristics.

  •
  Equity securities (common and nonredeemable preferred stocks) — at current market value.

  •
  Mortgage loans — at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount.

  •
  Investment real estate — at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.

  •
  Policy loans — at unpaid balances.

  •
  Other long-term investments — at a variety of methods similar to those listed above, as deemed appropriate for the specific investment.

  •
  Short-term investments — at cost, which approximates current market value.

    Substantially all short-term investments have maturities of three months or less at the time of acquisition and include approximately $0.6 million in bank deposits voluntarily restricted as to withdrawal.

    As prescribed by SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," certain investments are recorded at their market values with the resulting unrealized gains and losses reduced by a related adjustment to deferred policy acquisition costs, net of income tax, reported as a component of share-owner's equity. The market values of fixed maturities increase or decrease as interest rates fall or rise. Therefore, although the adoption of SFAS No. 115 does not affect Protective's operations, its reported share-owner's equity will fluctuate significantly as interest rates change.

    Protective's balance sheets at December 31, prepared on the basis of reporting investments at amortized cost rather than at market values, are as follows:

	2000	1999
Total investments	$10,258,809	$8,894,426
Deferred policy acquisition costs	1,192,696	992,518
All other assets	3,654,604	2,918,857

	$15,106,109	$12,805,801

Deferred income taxes	$100,256	$46,243
All other liabilities	13,424,068	11,616,935

	13,524,324	11,663,178
Share-owner's equity	1,581,785	1,142,623

	$15,106,109	$12,805,801

    Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.

  Derivative Financial Instruments

    Combinations of interest rate swap contracts, options, and futures contracts are sometimes used as hedges against changes in interest rates for certain investments, primarily outstanding mortgage loan commitments, mortgage loans, and mortgage-backed securities, and liabilities arising from interest-sensitive products. Realized gains and losses on certain contracts are deferred and amortized over the life of the hedged asset or liability, and such amortization is recorded in investment income or interest expense. Any unamortized gain or loss is recorded as a realized investment gain or loss upon the early termination of a hedged asset or liability, or when the anticipated transaction is no longer likely to occur. No realized gains or losses were deferred in 2000 and 1999.

    Protective accounts for certain interest rate swaps designated as hedges of available-for-sale securities on a mark-to-market basis. The accrual of interest payable or receivable on these interest rate swaps is reported in investment income. Changes in the market values of these interest rate swaps, exclusive of net interest accruals, are reported in other comprehensive income on a net-of-tax basis.

    Protective uses interest rate swap contracts, swaptions (options to enter into interest rate swap contracts), caps and floors to convert certain investments from a variable to a fixed rate of interest and from a fixed rate to a variable rate of interest. Swap contracts are also used to alter the effective durations of assets and liabilities. Amounts paid or received related to the initiation of certain interest rate swap contracts, swaptions, caps, and floors are deferred and amortized over the life of the related financial instrument, and subsequent periodic settlements are recorded in investment income or interest expense. Gains or losses on contracts terminated upon the early termination of the related financial instrument are recorded as realized investment gains or losses. Amounts paid and received related to the initiation of interest rate swap contracts, swaptions, caps and floors were $1.3 million and $1.1 million, respectively, in 2000. Amounts paid were $1.4 million and $1.0 million in 1999 and 1998, respectively. No amounts were received in 1999 and 1998.

    Protective utilizes foreign currency swaps as hedges of the foreign currency exchange risk associated with its obligations under certain stable value contracts denominated in foreign currencies. Gains and losses are recognized on the currency swaps to the extent of changes in spot exchange rates since inception of the contracts.

    At December 31, 2000, contracts with a notional amount of $2,424.3 million were in a $13.0 million net unrealized loss position. At December 31, 1999, contracts with a notional amount of $1,328.9 million were in a $2.1 million net unrealized gain position. Protective recognized realized investment gains related to derivative financial instruments of $4.5 million and $3.8 million in 2000 and 1999, respectively.

    Protective's derivative financial instruments are with highly rated counterparties.

  Cash

    Cash includes all demand deposits reduced by the amount of outstanding checks and drafts. Protective has deposits with certain financial institutions which exceed federally insured limits. Protective has reviewed the credit worthiness of these financial institutions and believes there is minimal risk of a material loss.

  Property and Equipment

    Property and equipment are reported at cost. Protective primarily uses the straight-line method of depreciation based upon the estimated useful lives of the assets. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

    Property and equipment consisted of the following at December 31:

	2000	1999
Home office building	$41,184	$40,524
Other, principally furniture and equipment	66,484	54,412

	107,668	94,936
Accumulated depreciation	56,502	45,934

	$51,166	$49,002

  Separate Accounts

    The assets and liabilities related to separate accounts in which Protective does not bear the investment risk are valued at market and reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements.

  Revenues and Benefits Expense

  •
  Traditional Life, Health, and Credit Insurance Products — Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits and include whole life insurance policies, term and term-like life insurance policies, limited-payment life insurance policies, and certain annuities with life contingencies. Life insurance and immediate annuity premiums are recognized as revenue when due. Health and credit insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

  Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on Protective's experience, modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions are graded and range from 2.5% to 7.0%. The liability for future policy benefits and claims on traditional life, health, and credit insurance products includes estimated unpaid claims that have been reported to Protective and claims incurred but not yet reported. Policy claims are charged to expense in the period that the claims are incurred.

    Activity in the liability for unpaid claims is summarized as follows:

	2000	1999	1998
Balance beginning of year	$120,575	$90,332	$106,121
Less reinsurance	47,661	20,019	18,673

Net balance beginning of year	72,914	70,313	87,448

Incurred related to:
Current year	311,633	311,002	288,015
Prior year	(4,489)	(5,574)	(10,198)

Total incurred	307,144	305,428	277,817

Paid related to:
Current year	241,566	264,298	236,001
Prior year	60,972	40,197	58,951

Total paid	302,538	304,495	294,952

Other changes:
Acquisitions and reserve transfers	6,623	1,668	0

Net balance end of year	84,143	72,914	70,313
Plus reinsurance	25,830	47,661	20,019

Balance end of year	$109,973	$120,575	$90,332

  •
  Universal Life and Investment Products — Universal life and investment products include universal life insurance, guaranteed investment contracts, deferred annuities, and annuities without life contingencies. Revenues for universal life and investment products consist of policy fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest credit rates for universal life and investment products ranged from 3.6% to 9.4% in 2000.

    Protective's accounting policies with respect to variable universal life and variable annuities are identical except that policy account balances (excluding account balances that earn a fixed rate) are valued at market and reported as components of assets and liabilities related to separate accounts.

  Deferred Policy Acquisition Costs

    Commissions and other costs of acquiring traditional life and health insurance, credit insurance, universal life insurance, and investment products that vary with and are primarily related to the production of new business have been deferred. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to the present value of the total anticipated premium income. Credit insurance acquisition costs are being amortized in proportion to earned premium. Acquisition costs for universal life and investment products are amortized over the lives of the policies in relation to the present value of estimated gross profits before amortization. Under SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments,"' Protective makes certain assumptions regarding the mortality, persistency, expenses, and interest rates it expects to experience in future periods. These assumptions are to be best estimates and are to be periodically updated whenever actual experience and/or expectations for the future change from that assumed. Additionally, relating to SFAS No. 115, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with Protective's universal life and investment products had been realized.

    The cost to acquire blocks of insurance representing the present value of future profits from such blocks of insurance is also included in deferred policy acquisition costs. Protective amortizes the present value of future profits over the premium payment period, including accrued interest of up to approximately 8%. The unamortized present value of future profits for all acquisitions was approximately $343.6 million and $340.6 million at December 31, 2000 and 1999, respectively. During 2000 $47.3 million of present value of future profits was capitalized (relating to acquisitions made during the year) and $44.3 million was amortized. During 1999 $13.3 million of present value of future profits was capitalized, and $43.0 million was amortized.

  Goodwill

    Goodwill is being amortized straight-line over periods ranging from 20 to 40 years. Goodwill at December 31, 2000, is as follows:

Goodwill	$260,773
Accumulated amortization	18,942

$241,831

    Protective periodically evaluates the recoverability of its goodwill by comparing expected future cash flows to the amount of unamortized goodwill. If this evaluation were to indicate the unamortized goodwill is impaired, the goodwill would be reduced to an amount representing the present value of applicable estimated future cash flows.

  Income Taxes

    Protective uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred federal income taxes arise from the recognition of temporary differences between the basis of assets and liabilities determined for financial reporting purposes and the basis determined for income tax purposes. Such temporary differences are principally related to the deferral of policy acquisition costs and the provision for future policy benefits and expenses.

  Reclassifications

    Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net income, total assets, or share-owner's equity.

NOTE B — RECONCILIATION WITH STATUTORY REPORTING PRACTICES

    Financial statements prepared in conformity with accounting principals generally accepted in the United States of America differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are as follows: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred; (b) benefit liabilities are computed using a net level method and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions; (c) deferred income taxes are provided for temporary differences between financial and taxable earnings; (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to share-owner's equity; (e) furniture and equipment, agents' debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted assets); (f) certain items of interest income, such as mortgage and bond discounts, are amortized differently; and (g) bonds are recorded at their market values instead of amortized cost.

    The reconciliations of net income and share-owner's equity prepared in conformity with statutory reporting practices to that reported in the accompanying consolidated financial statements are as follows:

	Net Income			Share-Owner's Equity
	2000	1999	1998	2000	1999	1998
In conformity with statutory reporting practices:-(1)	$66,694	$75,114	$147,077	$628,274	$567,634	$531,956
Additions (deductions) by adjustment:
Deferred policy acquisition costs, net of amortization	157,617	120,644	68,155	1,189,380	1,011,524	841,425
Deferred income tax	(52,580)	(25,675)	(14,925)	(72,065)	32,335	(51,735)
Asset Valuation Reserve				103,853	41,104	66,922
Interest Maintenance Reserve	(3,540)	(226)	(1,355)	9,715	19,328	15,507
Nonadmitted items				97,447	51,350	42,835
Other timing and valuation adjustments	(43,757)	72,527	(76,214)	(204,985)	(467,130)	(282,480)
Noninsurance affiliates	21,276	20,698	18,171
Consolidation elimination	(21,675)	(134,824)	(23,726)	(221,204)	(259,602)	(95,059)

In conformity with generally accepted accounting principles	$124,035	$128,258	$117,183	$1,530,415	$996,543	$1,069,371

(1)	Consolidated

    As of December 31, 2000, Protective and its insurance subsidiaries had on deposit with regulatory authorities, fixed maturity and short-term investments with a market value of approximately $83.6 million.

    The National Association of Insurance Commissioners has adopted the Codification of Statutory Accounting Principles (Codification). Codification changes current statutory accounting rules in several areas and is effective January 1, 2001. Although Protective has not estimated the potential effect, it does not believe Codification will have a material effect on the financial position, results of operations, or liquidity of Protective.

NOTE C — INVESTMENT OPERATIONS

    Major categories of net investment income for the years ended December 31 are summarized as follows:

	2000	1999	1998
Fixed maturities	$531,887	$466,957	$463,416
Equity securities	2,532	775	905
Mortgage loans	177,917	172,027	158,461
Investment real estate	2,027	1,949	1,224
Policy loans	14,977	15,994	12,346
Other, principally short-term investments	15,491	20,244	16,536

	744,831	677,946	652,888
Investment expenses	47,894	54,715	49,093

	$696,937	$623,231	$603,795

    Realized investment gains (losses) for the years ended December 31 are summarized as follows:

	2000	1999	1998
Fixed maturities	$(14,896)	$13,049	$4,374
Equity securities	1,685	(3,371)	(4,465)
Mortgage loans and other investments	(1,388)	(4,918)	2,227

	$(14,599)	$4,760	$2,136

    Protective recognizes permanent impairments through changes to an allowance for uncollectible amounts on investments. The allowance totaled $21.8 million at December 31, 2000 and $21.1 million at December 31, 1999. Additions and reductions to the allowance are included in realized investment gains (losses). Without such additions/reductions, Protective had net realized investment losses of $13.9 million in 2000, net realized investment gains of $1.7 million in 1999, and net realized investment gains of $3.2 million in 1998.

    In 2000, gross gains on the sale of investments available for sale (fixed maturities, equity securities and short-term investments) were $21.2 million and gross losses were $34.4 million. In 1999, gross gains were $48.8 million and gross losses were $33.6 million. In 1998, gross gains were $32.3 million and gross losses were $32.5 million.

    The amortized cost and estimated market values of Protective's investments classified as available for sale at December 31 are as follows:

2000	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Values
Fixed maturities:
Bonds:
Mortgage-backed securities	$2,915,813	$49,372	$33,173	$2,932,012
United States Government and authorities	95,567	2,662	0	98,229
States, municipalities, and political subdivision	88,222	3,408	0	91,630
Public utilities	631,698	7,803	5,591	633,910
Convertibles and bonds with warrants	69,013	11,277	12,145	68,145
All other corporate bonds	3,662,586	49,536	146,732	3,565,390
Redeemable preferred stocks	801	0	7	794

	7,463,700	124,058	197,648	7,390,110
Equity securities	44,450	2,761	5,419	41,792
Short-term investments	172,699	0	0	172,699

	$7,680,849	$126,819	$203,067	$7,604,601

1999	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Market Values
Fixed maturities:
Bonds:
Mortgage-backed securities	$2,619,918	$18,491	$101,150	$2,537,259
United States Government and authorities	154,954	138	1,257	153,835
States, municipalities, and political subdivisions	27,254	7	295	26,966
Public utilities	537,834	301	14,690	523,445
Convertibles and bonds with warrants	693	0	155	538
All other corporate bonds	3,204,963	5,938	149,591	3,061,310
Redeemable preferred stocks	1,182	19	0	1,201

	6,546,798	24,894	267,138	6,304,554
Equity securities	32,092	644	2,040	30,696
Short-term investments	81,171	0	0	81,171

	$6,660,061	$25,538	$269,178	$6,416,421

    The amortized cost and estimated market values of fixed maturities at December 31, by expected maturity, are shown as follows. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.

2000	Amortized Cost	Estimated Market Values
Due in one year or less	$508,619	$505,081
Due after one year through five years	3,946,183	3,930,126
Due after five years through ten years	2,125,817	2,108,270
Due after ten years	883,081	846,633

	$7,463,700	$7,390,110

1999	Amortized Cost	Estimated Market Values
Due in one year or less	$322,576	$322,074
Due after one year through five years	2,926,510	2,877,029
Due after five years through ten years	2,161,638	2,058,897
Due after ten years	1,136,074	1,046,554

	$6,546,798	$6,304,554

    At December 31, 2000 and 1999, Protective had bonds which were rated less than investment grade of $226.5 million and $243.6 million, respectively, having an amortized cost of $306.0 million and $293.1 million, respectively. At December 31, 2000, approximately $70.1 million of the bonds rated less than investment grade were securities issued in company-sponsored commercial mortgage loan securitizations. Approximately $1,160.5 million of bonds are not publicly traded.

    The change in unrealized gains (losses), net of income tax on fixed maturity and equity securities for the years ended December 31 is summarized as follows:

	2000	1999	1998
Fixed maturities	$109,625	$(217,901)	$(21,705)
Equity securities	(820)	973	4,605

    At December 31, 2000, all of Protective's mortgage loans were commercial loans of which 76% were retail, 11% were apartments, 6% were office buildings, and 5% were warehouses, and 2% other. Protective specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties, most of which are strip shopping centers in smaller towns and cities. No single tenant's leased space represents more than 5% of mortgage loans. Approximately 75% of the mortgage loans are on properties located in the following states listed in decreasing order of significance: Texas, Tennessee, Georgia, Florida, Alabama, South Carolina, Virginia, North Carolina, Mississippi, Washington, Ohio, and Kentucky.

    Many of the mortgage loans have call provisions after 3 to 10 years. Assuming the loans are called at their next call dates, approximately $121.3 million would become due in 2001, $595.5 million in 2002 to 2005, and $282.6 million in 2006 to 2010, and $21.4 million thereafter.

    At December 31, 2000, the average mortgage loan was approximately $2.3 million, and the weighted average interest rate was 7.8%. The largest single mortgage loan was $19.0 million.

    At December 31, 2000 and 1999, Protective's problem mortgage loans (over ninety days past due) and foreclosed properties totaled $20.6 million and $22.9 million, respectively. Since Protective's mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. Based on Protective's evaluation of its mortgage loan portfolio, Protective does not expect any material losses on its mortgage loans.

    Certain investments with a carrying value of $4.7 million were non-income producing for the twelve months ended December 31, 2000.

    Policy loan interest rates generally range from 4.0% to 8.0%.

NOTE D — FEDERAL INCOME TAXES

    Protective's effective income tax rate varied from the maximum federal income tax rate as follows:

	2000	1999	1998
Statutory federal income tax rate applied to pretax income	35.0%	35.0%	35.0%
Dividends received deduction and tax-exempt interest	(0.6)	(0.1)	(0.1)
Low-income housing credit	(0.4)	(0.5)	(0.5)
Other	0.2	0.3	0.1
State income taxes	1.2	1.6	0.5

Effective income tax rate	35.4%	36.3%	35.0%

    The provision for federal income tax differs from amounts currently payable due to certain items reported for financial statement purposes in periods which differ from those in which they are reported for income tax purposes.

    Details of the deferred income tax provision for the years ended December 31 are as follows:

	2000	1999	1998
Deferred policy acquisition costs	$44,815	$46,175	$60,746
Benefits and other policy liability changes	10,969	(27,158)	(41,268)
Temporary differences of investment income	(3,333)	6,655	(3,491)
Other items	129	3	(1,062)

	$52,580	$25,675	$14,925

    The components of Protective's net deferred income tax liability as of December 31 were as follows:

	2000	1999
Deferred income tax assets:
Policy and policyholder liability reserves	$205,815	$217,642
Other	1,959	2,088

	207,774	219,730

Deferred income tax liabilities:
Deferred policy acquisition costs	302,631	257,816
Unrealized losses on investments	(22,792)	(70,421)

	279,839	187,395

Net deferred income tax liability	$72,065	$(32,335)

    Under pre-1984 life insurance company income tax laws, a portion of Protective's gain from operations which was not subject to current income taxation was accumulated for income tax purposes in a memorandum account designated as Policyholders' Surplus. The aggregate accumulation in this account at December 31, 2000 was approximately $70.5 million. Should the accumulation in the Policyholders' Surplus account exceed certain stated maximums, or should distributions including cash dividends be made to PLC in excess of approximately $882 million, such excess would be subject to federal income taxes at rates then effective. Deferred income taxes have not been provided on amounts designated as Policyholders' Surplus. Under current income tax laws, Protective does not anticipate paying income tax on amounts in the Policyholders' Surplus accounts.

    Protective's income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations.

NOTE E — DEBT

    Under revolving line of credit arrangements with several banks, PLC can borrow up to $125 million on an unsecured basis. These lines of credit arrangements contain, among other provisions, requirements for maintaining certain financial ratios, and restrictions on indebtedness incurred by PLC's subsidiaries including Protective. Additionally, PLC, on a consolidated basis, cannot incur debt in excess of 50% of its total capital. At December 31, 2000, PLC had no borrowings outstanding under these credit arrangements.

    Protective has arranged sources of credit to temporarily fund scheduled investment commitments. Protective expects that the rate received on its investments will equal or exceed its borrowing rate. Protective had no such temporary borrowings outstanding at December 31, 2000 and 1999. Also, Protective has a mortgage note on investment real estate amounting to approximately $2.3 million that matures in 2003.

    Included in indebtedness to related parties is a surplus debenture issued by Protective to PLC. At December 31, 2000, the balance of the surplus debenture was $10.0 million. The debenture matures in 2003 and has an interest rate of 8.5%.

    Protective routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

    Interest expense on debt totaled $3.8 million, $5.1 million, and $8.3 million in 2000, 1999, and 1998, respectively.

NOTE F — RECENT ACQUISITIONS

    In October 1998 Protective coinsured a block of life insurance policies from Lincoln National Corporation. The policies represent the payroll deduction business originally marketed and underwritten by Aetna. In September 1999, Protective recaptured a block of credit life and disability policies which it had previously ceded.

    In January 2000, Protective acquired the Lyndon Insurance Group (Lyndon). The assets acquired included $47.3 million of present value of future profits and $41.4 million of goodwill.

    These transactions have been accounted for as purchases, and the results of the transactions have been included in the accompanying financial statements since their respective effective dates.

    Summarized below are the consolidated results of operations for 1999, on an unaudited pro forma basis, as if the Lyndon acquisition had occurred as of January 1, 1999. The pro forma information is based on Protective's consolidated results of operations for 1999, and on data provided by Lyndon, after giving effect to certain pro forma adjustments. The pro forma financial information does not purport to be indicative of results of operations that would have occurred had the transaction occurred on the basis assumed above nor are they indicative of results of the future operations of the combined enterprises.

1999
(unaudited)
Total revenues	$1,353,850
Net income	$136,923

    On January 19, 2001, Protective coinsured a block of individual life insurance policies with approximately $80 million of annual premium and $725 million of policy liabilities.

NOTE G — COMMITMENTS AND CONTINGENT LIABILITIES

    Protective leases administrative and marketing office space in approximately 46 cities including Birmingham, with most leases being for periods of three to five years. The aggregate annual rent is approximately $7.8 million.

    Under insurance guaranty fund laws, in most states, insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Protective does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

    A number of civil jury verdicts have been returned against insurers and other providers of financial services involving the sales practices, alleged agent misconduct, failure to properly supervise representatives, and other matters. Increasingly these lawsuits have resulted in the award of substantial judgments that are disproportionate to the actual damages, including material amounts of punitive damages. In some states, including Alabama, (where Protective maintains its headquarters), juries have substantial discretion in awarding punitive and non-economic compensatory damages which creates the potential for unpredictable material adverse judgments in any given lawsuit. In addition, in some class action and other lawsuits, companies have made material settlement payments. Protective and its subsidiaries, like other financial service companies, in the ordinary course of business, are involved in such litigation or, alternatively in arbitration. Although the outcome of any litigation or arbitration cannot be predicted, Protective believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position, results of operations, or liquidity of Protective.

NOTE H — SHARE-OWNER'S EQUITY AND RESTRICTIONS

    At December 31, 2000, approximately $1,122.9 million of consolidated share-owner's equity, excluding net unrealized gains on investments, represented net assets of Protective and its subsidiaries that cannot be transferred to PLC. In addition, Protective and its subsidiaries are subject to various state statutory and regulatory restrictions on their ability to pay dividends to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by Protective in 2001 is estimated to be $83.6 million.

NOTE I — PREFERRED STOCK

    PLC owns all of the 2,000 shares of preferred stock issued by Protective's subsidiary, Protective Life and Annuity Insurance Company (PL&A). Prior to November 1998, the stock paid, when and if declared, annual minimum cumulative dividends of $50 per share, and noncumulative participating dividends to the extent PL&A's statutory earnings for the immediately preceding fiscal year exceeded $1 million. PL&A paid no preferred dividends during 2000 or 1999. Dividends of $0.1 million were paid to PLC in 1998. Effective November 3, 1998, PL&A's articles of incorporation were amended such that the provision for an annual minimum cumulative dividend was removed.

NOTE J — RELATED PARTY MATTERS

    On August 6, 1990, PLC announced that its Board of Directors approved the formation of an Employee Stock Ownership Plan (ESOP). On December 1, 1990, Protective transferred to the ESOP 520,000 shares of PLC's common stock held by it in exchange for a note. The outstanding balance of the note, $4.8 million at December 31, 2000, is accounted for as a reduction to share-owner's equity. The stock will be used to match employee contributions to PLC's existing 401(k) Plan. The ESOP shares are dividend paying. Dividends on the shares are used to pay the ESOP's note to Protective.

    Protective leases furnished office space and computers to affiliates. Lease revenues were $4.0 million in 2000, $3.7 million in 1999, and $3.0 million in 1998. Protective purchases data processing, legal, investment and management services from affiliates. The costs of such services were $76.7 million, $69.2 million, and $56.2 million in 2000, 1999, and 1998, respectively. Commissions paid to affiliated marketing organizations of $12.0 million, $11.4 million, and $8.4 million in 2000, 1999, and 1998, respectively, were included in deferred policy acquisition costs.

    Certain corporations with which PLC's directors were affiliated paid Protective premiums and policy fees or other amounts for various types of insurance and investment products. Such premiums, policy fees, and other amounts totaled $50.9 million, $70.3 million and $28.6 million in 2000, 1999, and 1998, respectively. Protective and/or PLC paid commissions, interest on debt and investment products, and fees to these same corporations totaling $28.2 million, $16.7 million and $7.3 million in 2000, 1999, and 1998, respectively.

    For a discussion of indebtedness to related parties, see Note E.

NOTE K — OPERATING SEGMENTS

    Protective operates seven divisions each having a strategic focus which can be grouped into three general categories: life insurance, specialty insurance products, and retirement savings and investment products. Each division has a senior officer of Protective responsible for its operations. A division is generally distinguished by products and/or channels of distribution. A brief description of each division follows.

Life Insurance

    The Individual Life Division markets level premium term and term-like insurance, universal life, and variable universal life products on a national basis primarily through networks of independent insurance agents.

    The West Coast Division sells universal life and level premium term-like insurance products in the life insurance brokerage market and in the "bank owned life insurance" market.

    The Acquisitions Division focuses on acquiring, converting, and servicing policies acquired from other companies. The Division's primary focus is on life insurance policies sold to individuals.

Specialty Insurance Products

    The Dental Benefits Division's primary focus is on indemnity and prepaid dental products.

    The Financial Institutions Division specializes in marketing credit life and disability insurance products through banks, consumer finance companies and automobile dealers. The Division also offers automobile and recreational marine extended service contracts.

Retirement Savings and Investment Products

    The Stable Value Products Division markets guaranteed investment contracts to 401(k) and other qualified retirement savings plans. The Division also markets fixed and floating rate funding agreements (to the trustees of municipal bond proceeds, institutional investors, bank trust departments, and money market funds) and long-term annuity contracts.

    The Investment Products Division manufactures, sells, and supports fixed and variable annuity products. These products are primarily sold through stockbrokers, but are also sold through financial institutions and the Individual Life Division's sales force.

Corporate and Other

    Protective has an additional business segment herein referred to as Corporate and Other. The Corporate and Other segment primarily consists of net investment income and expenses not attributable to the Divisions above (including net investment income on unallocated capital and interest on substantially all debt). This segment also includes earnings from several lines of business which Protective is not actively marketing (mostly health insurance).

    Protective uses the same accounting policies and procedures to measure operating segment income and assets as it uses to measure its consolidated net income and assets. Operating segment income is generally income before income tax. Premiums and policy fees, other income, benefits and settlement expenses, and amortization of deferred policy acquisition costs are attributed directly to each operating segment. Net investment income is allocated based on directly related assets required for transacting the business of that segment. Realized investment gains (losses) and other operating expenses are allocated to the segments in a manner which most appropriately reflects the operations of that segment. Unallocated realized investment gains (losses) are deemed not to be associated with any specific segment.

    Assets are allocated based on policy liabilities and deferred policy acquisition costs directly attributable to each segment.

    There are no significant intersegment transactions.

    The following table sets forth total operating segment income and assets for the periods shown. Adjustments represent the inclusion of unallocated realized investment gains (losses), the reclassification and tax effecting of pretax minority interest, and the recognition of income tax expense. There are no asset adjustments.

    In the first quarter of 2000, certain health insurance lines were transferred from the Dental Benefits Division to the Corporate and Other segment in order to reflect management's current focus. Prior period segment results have been restated to reflect the change.

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	Life Insurance
Operating Segment Income	Individual Life	West Coast	Acquisitions
2000
Premiums and policy fees	$340,238	$147,482	$134,099
Reinsurance ceded	(266,412)	(121,495)	(31,102)

Net of reinsurance ceded	73,826	25,987	102,997
Net investment income	60,629	91,688	116,940
Realized investment gains (losses)
Other income	(1,379)		(4)

Total revenues	133,076	117,675	219,933

Benefits and settlement expenses	70,365	79,065	125,151
Amortization of deferred policy acquisition costs and goodwill	33,767	15,003	17,081
Other operating expenses	(10,495)	(12,760)	24,077

Total benefits and expenses	93,637	81,308	166,309

Income before income tax	39,439	36,367	53,624
Income tax expense

Net income

1999
Premiums and policy fees	$274,598	$87,226	$148,620
Reinsurance ceded	(182,092)	(64,019)	(33,754)

Net of reinsurance ceded	92,506	23,207	114,866
Net investment income	59,916	78,128	129,806
Realized investment gains (losses)
Other income	(2,250)	1,302	(9)

Total revenues	150,172	102,637	244,663

Benefits and settlement expenses	74,455	73,176	129,581
Amortization of deferred policy acquisition costs	23,434	6,047	19,444
Other operating expenses	20,850	(2,649)	31,178

Total benefits and expenses	118,739	76,574	180,203

Income before income tax	31,433	26,063	64,460
Income tax expense

Net income

1998
Premiums and policy fees	$228,701	$75,757	$125,329
Reinsurance ceded	(102,533)	(53,377)	(28,594)

Net of reinsurance ceded	126,168	22,380	96,735
Net investment income	55,779	63,492	112,154
Realized investment gains (losses)
Other income	70	6	1,713

Total revenues	182,017	85,878	210,602

Benefits and settlement expenses	106,308	54,617	112,051
Amortization of deferred policy acquisition costs	30,543	4,924	18,894
Other operating expenses	14,983	5,354	26,717

Total benefits and expenses	151,834	64,895	157,662

Income before income tax	30,183	20,983	52,940
Income tax expense

Net income

Operating Segment Assets
2000
Investments and other assets	$1,237,867	$1,576,577	$1,604,854
Deferred policy acquisition costs and goodwill	354,320	276,518	223,430

Total assets	$1,592,187	$1,853,095	$1,828,284

1999
Investments and other assets	$1,205,968	$1,343,517	$1,553,954
Deferred policy acquisition costs	379,117	200,605	235,903

Total assets	$1,585,085	$1,544,122	$1,789,857

1998
Investments and other assets	$1,076,202	$1,149,642	$1,600,123
Deferred policy acquisition costs	301,941	144,455	255,347

Total assets	$1,378,143	$1,294,097	$1,855,470

(1)	Adjustments represent the inclusion of unallocated realized investment gains (losses) and the recognition of income tax expense. There are no asset adjustments.

	Specialty Insurance Products		Retirement Savings and Investment Products
Operating Segment Income	Dental Benefits	Financial Institutions	Stable Value Products	Investment Products	Corporate and Other	Adjustments(1)	Total Consolidated
2000
Premiums and policy fees	$294,564	$479,397		$30,127	$120,062		$1,545,969
Reinsurance ceded	(78,951)	(258,931)			(65,559)		(822,450)

Net of reinsurance ceded	215,613	220,466		30,127	54,503		723,519
Net investment income	8,913	46,464	$243,133	132,204	(3,034)		696,937
Realized investment gains (losses)			(6,556)	410		$(8,453)	(14,599)
Other income	15,279	28,352		2,809	6,145		51,202

Total revenues	239,805	295,282	236,577	165,550	57,614		1,457,059

Benefits and settlement expenses	151,202	135,494	207,143	109,607	46,183		924,210
Amortization of deferred policy acquisition costs and goodwill	7,739	52,646	900	24,156	2,149		153,441
Other operating expenses	58,805	72,316	3,882	18,203	33,274		187,302

Total benefits and expenses	217,746	260,456	211,925	151,966	81,606		1,264,953

Income before income tax	22,059	34,826	24,652	13,584	(23,992)		192,106
Income tax expense						68,071	68,071

Net income							$124,035

1999
Premiums and policy fees	$217,661	$284,891		$24,248	$100,012		$1,137,256
Reinsurance ceded	(52,252)	(176,928)			(28,988)		(538,033)

Net of reinsurance ceded	165,409	107,963		24,248	71,024		599,223
Net investment income	11,141	24,121	$210,208	106,599	3,312		623,231
Realized investment gains (losses)			(549)	1,446		$3,863	4,760
Other income	7,628	15,831		2,146	2,454		27,102

Total revenues	184,178	147,915	209,659	134,439	76,790		1,254,316

Benefits and settlement expenses	119,950	55,899	175,290	88,642	54,534		771,527
Amortization of deferred policy acquisition costs	8,219	24,718	744	19,820	2,487		104,913
Other operating expenses	37,674	44,728	4,709	14,617	25,332		176,439

Total benefits and expenses	165,843	125,345	180,743	123,079	82,353		1,052,879

Income before income tax	18,335	22,570	28,916	11,360	(5,563)		201,437
Income tax expense						73,179	73,179

Net income							$128,258

1998
Premiums and policy fees	$218,773	$301,230		$18,809	$58,741		$1,027,340
Reinsurance ceded	(85,753)	(188,958)					(459,215)

Net of reinsurance ceded	133,020	112,272		18,809	58,741		568,125
Net investment income	11,166	25,068	$213,136	105,827	17,173		603,795
Realized investment gains (losses)			1,609	1,318		$(791)	2,136
Other income	4,848	10,302		1,799	1,463		20,201

Total revenues	149,034	147,642	214,745	127,753	77,377		1,194,257

Benefits and settlement expenses	101,586	52,629	178,745	85,045	39,515		730,496
Amortization of deferred policy acquisition costs	6,859	28,526	735	17,213	3,494		111,188
Other operating expenses	31,142	48,837	2,876	14,428	27,891		172,228

Total benefits and expenses	139,587	129,992	182,356	116,686	70,900		1,013,912

Income before income tax	9,447	17,650	32,389	11,067	6,477		180,345
Income tax expense						63,162	63,162

Net income							$117,183

Operating Segment Assets
2000
Investments and other assets	$192,906	$1,369,915	$3,340,099	$3,844,168	$428,951		$13,595,337
Deferred policy acquisition costs and goodwill	214,770	150,984	2,144	127,334	81,711		1,431,211

Total assets	$407,676	$1,520,899	$3,342,243	$3,971,502	$510,662		$15,026,548

1999
Investments and other assets	$197,673	$727,857	$2,766,178	$3,355,863	$418,609		$11,569,619
Deferred policy acquisition costs	25,819	51,339	1,156	117,577	8		1,011,524

Total assets	$223,492	$779,196	$2,767,334	$3,473,440	$418,617		$12,581,143

1998
Investments and other assets	$197,337	$645,909	$2,869,304	$2,542,536	$700,417		$10,781,470
Deferred policy acquisition costs	23,836	39,212	1,448	75,177	9		841,425

Total assets	$221,173	$685,121	$2,870,752	$2,617,713	$700,426		$11,622,895

(1)	Adjustments represent the inclusion of unallocated realized investment gains (losses) and the recognition of income tax expense. There are no asset adjustments.

NOTE L — EMPLOYEE BENEFIT PLANS

    PLC has a defined benefit pension plan covering substantially all of its employees. The plan is not separable by affiliates participating in the plan. However, approximately 86% of the participants in the plan are employees of Protective. The benefits are based on years of service and the employee's highest thirty-six consecutive months of compensation. PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum finding requirements of ERISA plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

    The actuarial present value of benefit obligations and the funded status of the plan taken as a whole at December 31 are as follows:

	2000	1999
Projected benefit obligation, beginning of the year	$36,530	$36,547
Service cost - benefits earned during the year	3,338	3,270
Interest cost - on projected benefit obligation	3,195	2,779
Actuarial gain (loss)	1,968	(5,729)
Plan amendment	833	32
Benefits paid	(326)	(369)

Projected benefit obligation, end of the year	45,538	36,530

Fair value of plan assets beginning of the year	34,420	25,147
Actual return on plan assets	(148)	2,594
Employer contribution	6,876	7,048
Benefits paid	(326)	(369)

Fair value of plan assets end of the year	40,822	34,420

Plan assets less than the projected benefit obligation	(4,716)	(2,110)
Unrecognized net actuarial loss from past experience different from that assumed	7,766	2,601
Unrecognized prior service cost	1,226	569
Unrecognized net transition asset		(17)

Net pension liability recognized in balance sheet	$4,276	$1,043

    Net pension cost of the defined benefit pension plan includes the following components for the years ended December 31:

	2000	1999	1998
Service cost	$3,338	$3,270	$2,585
Interest cost	3,195	2,779	2,203
Expected return on plan assets	(3,049)	(2,348)	(1,950)
Amortization of prior service cost	176	115	112
Amortization of transition asset	(17)	(17)	(17)
Recognized net actuarial loss		494	305

Net pension cost	$3,643	$4,293	$3,238

    Protective's share of the net pension cost was approximately $4.1 million, $3.6 million, and $2.6 million, in 2000, 1999, and 1998, respectively.

    Assumptions used to determine the benefit obligations as of December 31 were as follows:

	2000	1999	1998
Weighted average discount rate	7.50%	8.00%	6.75%
Rates of increase in compensation level	5.25%	5.75%	4.75%
Expected long-term rate of return on assets	8.50%	8.50%	8.50%

    At December 31, 2000, approximately $20.9 million of the assets of the pension plan were in a group annuity contract with Protective and therefore are included in the general assets of Protective. Approximately $19.9 million of the assets of the pension plan are invested in a collective trust managed by Northern Trust Corporation.

    Prior to July 1, 1999, upon retirement, the amount of pension plan assets vested in the retiree were used to purchase a single premium annuity from Protective in the retiree's name. Therefore, amounts presented above as plan assets exclude assets relating to such retirees. Beginning July 1, 1999, retiree obligations are being fulfilled from pension plan assets.

    PLC also sponsors an unfunded excess benefits plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed by federal income tax law. At December 31, 2000 and 1999, the projected benefit obligation of this plan totaled $14.3 million and $13.1 million, respectively, of which $10.1 million and $8.3 million, respectively, have been recognized in PLC's financial statements.

    Net pension cost of the excess benefits plan includes the following components for the years ended December 31:

	2000	1999	1998
Service cost	$736	$695	$611
Interest cost	1,067	887	722
Amortization of prior service cost	19	113	112
Amortization of transition asset	37	37	37
Recognized net actuarial loss	194	265	173

Net pension cost	$2,053	$1,997	$1,655

    In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. The postretirement benefit is provided by an unfunded plan. At December 31, 2000 and 1999, the liability for such benefits was approximately $1.2 million. The expense recorded by PLC was $0.1 million in 2000, 1999 and 1998. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

    Life insurance benefits for retirees are provided through the purchase of life insurance policies upon retirement from $10,000 up to a maximum of $75,000. This plan is partially funded at a maximum of $50,000 face amount of insurance.

    PLC sponsors a defined contribution retirement plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by Section 401(k) of the Internal Revenue Code. PLC established an Employee Stock Ownership Plan (ESOP) to match voluntary employee contributions to PLC's 401(k) Plan. In 1994, a stock bonus was added to the 401(k) Plan for employees who are not otherwise under a bonus or sales incentive plan. Expense related to the ESOP consists of the cost of the shares allocated to participating employees plus the interest expense on the ESOP's note payable to Protective less dividends on shares held by the ESOP. At December 31, 2000, PLC had committed up to 143,229 shares to be released to fund employee benefits. The expense recorded by PLC for these employee benefits was less than $0.1 million in 2000, 1999, and 1998.

    PLC sponsors a deferred compensation plan for certain directors, officers, agents, and others. Compensation deferred is credited to the participants in cash, PLC Common Stock, or as a combination thereof.

NOTE M — STOCK BASED COMPENSATION

    Certain Protective employees participate in PLC's stock-based incentive plans and receive stock appreciation rights (SARs) from PLC.

    Since 1973, PLC has had stock-based incentive plans to motivate management to focus on PLC's long-range performance through the awarding of stock-based compensation. Under plans approved by share owners in 1997 and 1998, up to 5,000,000 shares may be issued in payment of awards.

    The criteria for payment of performance awards is based upon a comparison of PLC's average return on average equity and total rate of return over a four year award period (earlier upon the death, disability, or retirement of the executive, or in certain circumstances, of a change in control of PLC) to that of a comparison group of publicly held life and multiline insurance companies. If PLC's results are below the median of the comparison group, no portion of the award is earned. If PLC's results are at or above the 90th percentile, the award maximum is earned.

    In 1998 and 1999, 71,340 and 99,380 performance shares were awarded, respectively, having an estimated fair value on the grant date of $2.3 million and $3.4 million, respectively. In 2000, 3,330 performance shares and 513,618 stock appreciation rights (SARs) were awarded, having a combined estimated fair value on the grant date of $3.7 million. The SARs, if earned, expire after ten years.

    A performance share is equivalent in value to one share of PLC Common Stock. With respect to SARs, PLC will pay an amount equal to the difference between the specified base price of PLC's Common Stock and the market value at the exercise date. Awards are paid in shares of PLC Common Stock. At December 31, 2000, outstanding awards measured at maximum payouts were 398,878 performance shares and 793,236 SARs.

    During 1996 and 2000, SARs were granted to certain officers of PLC to provide long-term incentive compensation based solely on the performance of PLC's Common Stock. The SARs are exercisable after five years (earlier upon the death, disability, or retirement of the officer, or in certain circumstances, of a change in control of PLC) and expire after ten years or upon termination of employment. In 2000, 217,500 SARs were awarded, having an estimated fair value on the grant date of $1.5 million. The number of SARs granted in 1996 and 2000 outstanding at December 31, 2000, was 660,000 and 215,000, respectively.

    The 1996 SARs have a base price of $17.4375. The 2000 SARs have a base price of $22.31. The fair value of the 2000 SARs was estimated using a Black-Sholes option pricing model. Assumptions used in the model were as follows: expected volatility of 23.65% (approximately equal to that of the S&P Life Insurance Index), a risk-free interest rate of 6.5%, a dividend rate of 2.15%, and an expected exercise date of March 7, 2007.

    The expense recorded by PLC for its stock-based compensation plans was $4.1 million, $4.0 million, and $3.3 million in 2000, 1999, and 1998, respectively.

NOTE N — REINSURANCE

    Protective reinsures certain of its risks with, and assumes risks from other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Under yearly renewable term agreements, Protective generally pays specific premiums to the reinsurer and receives specific amounts from the reinsurer as reimbursement for certain expenses. Coinsurance agreements are accounted for by passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies. A substantial portion of Protective's new life insurance and credit insurance sales are being reinsured. Protective reviews the financial condition of its reinsurers and monitors the amount of reinsurance it has with its reinsurers.

    Protective has reinsured approximately $126.0 billion, $93.5 billion, and $64.8 billion in face amount of life insurance risks with other insurers representing $496.4 million, $364.7 million, and $294.4 million of premium income for 2000, 1999, and 1998, respectively. Protective has also reinsured accident and health risks representing $262.2 million, $172.8 million, and $164.8 million of premium income for 2000, 1999, and 1998, respectively. In 2000 and 1999, policy and claim reserves relating to insurance ceded of $988.4 million and $739.3 million respectively, are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, obligation to pay such claim would remain with Protective. At December 31, 2000 and 1999, Protective had paid $33.5 million and $46.8 million, respectively, of ceded benefits which are recoverable from reinsurers. In addition, at December 31, 2000, Protective had receivables of $78.2 million related to insurance assumed.

NOTE O — ESTIMATED FAIR VALUES OF FINANCIAL INSTRUMENTS

    The carrying amount and estimated fair values of Protective's financial instruments at December 31 are as follows:

	2000		1999
	Carrying Amount	Estimated Fair Values	Carrying Amount	Estimated Fair Values
Assets (see Notes A and C):
Investments:
Fixed maturities	$7,390,110	$7,390,110	$6,304,554	$6,304,554
Equity securities	41,792	41,792	30,696	30,696
Mortgage loans on real estate	2,268,224	2,385,174	1,946,690	1,909,026
Short-term investments	172,699	172,699	81,171	81,171
Liabilities (see Notes A and E):
Stable value account balances	3,177,863	3,250,991	2,680,009	2,649,616
Annuity account balances	1,916,894	1,893,749	1,639,231	1,598,993
Notes payable	2,315	2,315	2,338	2,338
Other (see Note A):
Derivative Financial Instruments	(6,079)	(13,011)	5,273	3,564

    Except as noted below, fair values were estimated using quoted market prices. Protective estimates the fair value of its mortgage loans using discounted cash flows from the next call date. Protective believes the fair value of its short-term investments and notes payable to banks approximates book value due to either being short-term or having a variable rate of interest. Protective estimates the fair value of its guaranteed investment contracts and annuities using discounted cash flows and surrender values, respectively. Protective believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits.

    Protective estimates the fair value of its derivative financial instruments using market quotes or derivative pricing models. The fair value represents the net amount of cash Protective would have received (or paid) had the contracts been terminated on December 31.

SCHEDULE III — SUPPLEMENTARY INSURANCE INFORMATION

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(in thousands)

COL. A	COL. B	COL. C	COL. D	COL. E	COL. F	COL. G	COL. H	COL. I	COL. J
Segment	Deferred Policy Acquisition Costs	Future Policy Benefits and Claims	Unearned Premiums	Stable Value and Annuity Deposits Policyholders' Funds	Premiums and Policy Fees	Net Investment Income(1)	Benefits and Settlement Expenses	Amortization of Deferred Policy Acquisition Costs	Other Operating Expenses(1)
Year Ended
December 31, 2000:
Life Insurance
Individual Life	$354,320	$1,222,673	$315	$14,878	$73,826	$60,629	$70,365	$33,767	$(10,495)
West Coast	276,518	1,499,173	0	86,227	25,987	91,688	79,065	15,003	(12,760)
Acquisitions	223,430	1,364,830	484	238,465	102,997	116,940	125,151	17,081	24,077
Specialty Insurance Products
Dental Benefits	11,788	95,665	2,602	63,351	215,613	8,913	151,202	6,386	60,158
Financial Institutions	112,135	294,458	929,943	3,945	220,466	46,464	135,494	50,132	74,830
Retirement Savings and Investment Products
Stable Value Products	2,144	162,236	0	3,177,863	0	243,133	207,143	900	3,882
Investment Products	127,334	306,021	0	1,633,203	30,127	132,204	109,607	24,156	18,203
Corporate and Other	81,711	88,341	2,261	2,161	54,503	(3,034)	46,183	2,149	33,274

TOTAL	$1,189,380	$5,033,397	$935,605	$5,220,093	$723,519	$696,937	$924,210	$149,574	$191,169

Year Ended
December 31, 1999:
Life Insurance
Individual Life	$379,117	$1,210,188	$338	$17,159	$92,506	$59,916	$74,455	$23,434	$20,851
West Coast	200,605	1,279,554	0	74,831	23,208	78,126	73,176	6,047	(2,649)
Acquisitions	235,903	1,374,445	558	260,267	114,866	129,806	129,581	19,444	31,178
Specialty Insurance Products
Dental Benefits	25,819	126,592	2,994	74,204	165,409	11,141	119,950	5,534	40,359
Financial Institutions	51,339	150,888	503,735	9,044	107,962	24,122	55,899	24,718	44,728
Retirement Savings and Investment Products
Stable Value Products	1,156	167,415	0	2,680,009	0	210,209	175,290	744	4,708
Investment Products	117,577	254,492	0	1,320,453	24,248	106,599	88,642	19,820	14,617
Corporate and Other	8	2,852	34	88	71,024	3,312	54,534	5,172	22,647

TOTAL	$1,011,524	$4,566,426	$507,659	$4,436,055	$599,223	$623,231	$771,527	$104,913	$176,439

Year Ended
December 31, 1998:
Life Insurance
Individual Life	$301,941	$1,054,253	$355	$10,802	$126,168	$55,779	$106,308	$30,543	$14,983
West Coast	144,455	1,006,280	0	77,254	22,380	63,492	54,617	4,924	5,354
Acquisitions	255,347	1,383,759	553	233,846	96,735	112,154	112,051	18,894	26,717
Specialty Insurance Products
Dental Benefits	23,836	111,916	3,341	78,224	133,020	11,166	101,586	4,171	33,830
Financial Institutions	39,212	215,451	385,006	105,434	112,272	25,068	52,629	28,526	48,837
Retirement Savings and Investment Products
Stable Value Contracts	1,448	172,674	0	2,691,697	0	213,136	178,745	735	2,876
Investment Products	75,177	194,726	0	1,233,528	18,809	105,827	85,045	17,213	14,428
Corporate and Other	9	944	39	88	58,741	17,173	39,515	6,182	25,203

TOTAL	$841,425	$4,140,003	$389,294	$4,430,873	$568,125	$603,795	$730,496	$111,188	$172,228

(1)	Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

S-1

SCHEDULE IV — REINSURANCE

PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(Dollars in thousands)

COL. A	COL. B	COL. C	COL. D	COL. E	COL. F
	Gross Amount	Ceded to Other Companies	Assumed from Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year Ended December 31, 2000:
Life insurance in force	$153,371,754	$128,374,583	$17,050,342	$42,047,513	40.6%

Premiums and policy fees:
Life insurance	$691,153	$496,715	$112,669	$307,107	36.7%
Accident and health insurance	545,240	261,940	24,393	307,693	7.9%
Property and liability insurance	159,346	63,795	13,168	108,719	12.1%

TOTAL	$1,395,739	$822,450	$150,230	$723,519

Year Ended December 31, 1999:
Life insurance in force	$112,726,959	$92,566,755	$17,089,627	$37,249,831	45.9%

Premiums and policy fees:
Life insurance	$540,430	$364,680	$131,855	$307,605	42.9%
Accident and health insurance	403,491	172,852	27,266	257,905	10.6%
Property and liability insurance	34,104	501	110	33,713	0.3%

TOTAL	$978,025	$538,033	$159,231	$599,223

Year Ended December 31, 1998:
Life insurance in force	$91,980,657	$64,846,246	$18,010,434	$45,144,845	39.9%

Premiums and policy fees:
Life insurance	$537,002	$294,363	$87,965	$330,604	26.6%
Accident and health insurance	361,705	164,852	14,279	211,132	6.8%
Property and liability insurance	26,389			26,389	0.0%

TOTAL	$925,096	$459,215	$102,244	$568,125

S-2

PART C

OTHER INFORMATION

Item 24.  Financial Statements and Exhibits.

(a) Financial Statements:

    All required financial statements are included in Part A and Part B of this Registration Statement.

(b) Exhibits:

1.	Resolution of the Board of Directors of Protective Life Insurance Company authorizing establishment of the Protective Life Variable Annuity Separate Account**
2.	Not applicable
3.	(a) Form of Underwriting Agreement among Protective Life Insurance Company, Investment Distributors, Inc. and the Protective Life Variable Annuity Separate Account**
(b) Form of Distribution Agreement between Investment Distributors, Inc. and broker/dealers**
4.	(a) Form of Individual Flexible Premium Deferred Variable and Fixed Annuity Contract†††
(b) Form of Group Flexible Premium Deferred Variable and Fixed Annuity Contract†††
(c) Participant Certificate for use with Group Flexible Premium Deferred Variable and Fixed Annuity Contract†††
(d) Annual Reset Death Benefit Rider†††
(e) Compound Death Benefit Rider†††
(f) Earnings Enhancement Death Benefit (EEDB) Endorsements††††
(g) Spousal Continuation Endorsement for Earnings Enhancement Death Benefit (EEDB)††††
(h) Enhanced Spousal Continuation Benefit Endorsement††††
5.	(a) Form of Contract Application for Individual Flexible Premium Deferred Variable and Fixed Annuity Contract†††
(b) Form of Contract Application for Group Flexible Premium Deferred Variable and Fixed Annuity Contract†††
6.	(a) Charter of Protective Life Insurance Company.*
(b) By-Laws of Protective Life Insurance Company.*
7.	Not applicable
8.	(a) Participation/Distribution Agreement (Protective Investment Company)**
(b) Participation Agreement (Oppenheimer Variable Account Funds)***
(c) Participation Agreement (MFS Variable Insurance Trust)***
(d) ParticipationAgreement (Calvert Group, formerly Acacia Capital Corporation)***
(e) Participation Agreement (Van Eck Worldwide Insurance Trust)†
(f) Participation Agreement (Van Kampen Life Investment Trust)††
9.	Opinion and Consent of Steve M. Callaway, Esq.
10.	(a) Consent of Sutherland, Asbill & Brennan, LLP
(b) Consent of PricewaterhouseCoopers LLP
11.	No financial statements will be omitted from Item 23
12.	Not applicable
13.	Not applicable
14.	Powers of attorney††††

*	Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.
**	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.
***	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 30, 1997.
****	Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement (File No. 333-68551) filed with the Commission on December 8, 1998.
†	Incorporated herein by reference to Pre-Effective Amendment Number 1 to the Form N-4 Registration Statement, (File No. 333-60149) filed with the Commission on October 26, 1998.
††	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 20, 2000.
†††	Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on April 24, 2000.
††††	Incorporated herein by reference to Post-Effective Amendment No. 1 to the Form N-4 Registration Statement (File No. 333-94047), filed with the Commission on February 26, 2001.

Item 25.  Directors and Officers of Depositor.

Name and Principal Business Address	Position and Offices with Depositor
Drayton Nabers, Jr.	Chairman of the Board
John D. Johns	President, and Director
R. Stephen Briggs	Executive Vice President, Director
Carolyn King	Senior Vice President, Investment Products, and Director
Deborah J. Long	Senior Vice President, General Counsel, Secretary, and Director
Jim E. Massengale	Executive Vice President, Acquisitions, and Director
Steven A. Schultz	Senior Vice President, Financial Institutions, and Director
Wayne E. Stuenkel	Senior Vice President and Chief Actuary, and Director
A.S. Williams, III	Executive Vice President, Investments, Treasurer, and Director
Judy Wilson	Senior Vice President, Stable Value Products
T. Davis Keyes	Director
Michael B. Ballard	Vice President, Individual Life Marketing
Chris T. Calos	Senior Vice President, Dental Benefits, and Director
Richard J. Bielen	Senior Vice President, Investments, and Director
Carl S. Thigpen	Senior Vice President, Investments and Assistant Secretary
Alan E. Watson	Senior Vice President, Individual Life Sales
Larry Adams	Vice President, PPGA Sales
D. Wayne Hall	Vice President, Acquisition Administration
Michael D. Bothwell	Vice President, Individual Life Systems
Steven R. Bivens	Vice President, New Business Operations, Individual Life
Kathleen D. Britton	Vice President, Policyholder Services, Individual Life
Michael G. Byrne	Vice President and Financial Officer, Individual Life
Vita P. Bates	Vice President, Investments
Jerry W. DeFoor	Vice President and Controller and Chief Accounting Officer
John B. Deremo	Vice President, Individual Life Sales
Brent E. Fritz	Vice President, Individual Life Product Development
Kevin B. Borie	Vice President and Actuary, Investment Products

Charles (T.O.) McDowell	Vice President, PPGA Sales
Edwin V. Caldwell, II	Vice President, Brokerage Life Operations
William L. McMullen, Jr.	Vice President, Customer Service, Financial Institutions
Lawrence G. Merrill	Vice President, Investment Products Marketing
Charles Misasi	Vice President, Network Plans
Edmund P. Perry	Vice President, Individual Life Sales
Carl E. Price	Vice President, Direct Marketing, Dental Benefits
Charles M. Prior	Vice President, Investments
T. Michael Presley	Vice President and Actuary, Financial Institutions
John Sawyer	Vice President, Equity Marketing, Individual Life
David C. Stevens	Vice President, Operations, Dental Benefits
Marcus A. Mears	Vice President, Marketing, Individual Life
Jeffrey P. Price	Vice President, Risk Management, Dental Benefits
Martin L. Reilly	Vice President, Information Systems, Financial Institutions
Kevin P. Riley	Vice President, Key Account Manager, Investment Products
Marion L. Robinson	Vice President, Information Systems, Investment Products
Leon M. Schmitt	Vice President, Administration, Financial Institutions
John F. Simon	Vice President and Actuary, Dental Benefits
William L. Vigliotte	Vice President and Chief Underwriter, Individual Life
James M. Styne	Vice President, Financial Institutions
Banks M. Wood	Vice President, Sales and Marketing, Financial Institutions
Charles D. Evers, Jr.	Vice President, Corporate Accounting and Assistant Secretary
Brent E. Griggs	Vice President, Operations, Financial Institutions
Katherine Lewis	Vice President, Information Systems, Dental Benefits
Kenneth L. Mahler	Vice President, Sales, Dental Benefits
Chris Jones	Vice President, Marketing, Investment Products

*	Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26.  Persons Controlled by or Under Common Control With the Depositor and Registrant.

    The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of their controlling persons (where applicable), are set forth in Exhibit 21 to Form 10-K of Protective Life Corporation for the fiscal year ended December 31, 2000 (File No. 1-12332) filed with the Commission on March 27, 2001.

Item 27.  Number of Contractowners.

    As of the date of this filing, there were 2,971 contract owners of Protective Variable Annuity II individual and group flexible premium deferred variable and fixed annuity contracts offered by Registrant.

Item 28.  Indemnification of Directors and Officers.

    Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys'

fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

    In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter.

  (a)
  Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the PIC Fund and for the Protective Life Variable Separate Account.

  (b)
  The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.
Name and Principal Business Address*	Position and Offices	Position and Offices with Registrant
Briggs, Robert Stephen	President, Chief Executive Officer and Director	Executive Vice President, Director
A.S. Williams, III	Vice President	Executive Vice President, Investments, Treasurer, Director
Ballard, Michael B.	Director	Vice President, Individual Life Marketing
Merrill, Lawrence G.	Director	Vice President, Investment Products Marketing
King, Carolyn	Secretary, Chief Compliance Officer	Senior Vice President, Investment Products
Callaway, Steve M.	Director	None
Borie, Kevin B.	Treasurer and Director	Vice President and Actuary, Investment Products
Janet Summey	Assistant Secretary	Assistant Vice President, Investment Products
Bonnie Miller	Assistant Secretary	Assistant Vice President, Investment Products
Beth Zaiontz	Assistant Secretary	None
Joseph Gilmer	Financial Operations Principal	None
Thomas R. Barrett	Financial Operations Principal	None

*	Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

Item 30.  Location of Accounts and Records.

    All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 31.  Management Services.

    All management contracts are discussed in Part A or Part B.

Item 32.  Undertakings.

  (a)
  Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

  (b)
  Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

  (c)
  Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

  (d)
  The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

  (e)
  Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused the amendment to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama, on April 30, 2001.

PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

By:	/s/ JOHN D. JOHNS John D. Johns, President Protective Life Insurance Company

PROTECTIVE LIFE INSURANCE COMPANY

By:	/s/ JOHN D. JOHNS John D. Johns, President Protective Life Insurance Company

    As required by the Securities Act of 1933, the amendment to this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

* Drayton Nabers, Jr.	Chairman of the Board (Principal Executive Officer)	April 30, 2001
/s/ JOHN D. JOHNS John D. Johns	President (Principal Financial Officer)	April 30, 2001
/s/ JERRY DEFOOR Jerry DeFoor	Vice President, Controller, and Chief Accounting Officer (Principal Accounting Officer)	April 30, 2001
* Drayton Nabers, Jr.	Director	April 30, 2001
/s/ JOHN D. JOHNS John D. Johns	Director	April 30, 2001

* R. Stephen Briggs	Director	April 30, 2001
* Jim E. Massengale	Director	April 30, 2001
* Wayne E. Stuenkel	Director	April 30, 2001
* A.S. Williams III	Director	April 30, 2001
* Steven A. Schultz	Director	April 30, 2001
* Deborah J. Long	Director	April 30, 2001
* Carolyn King	Director	April 30, 2001
* Richard J. Bielen	Director	April 30, 2001
* Chris T. Calos	Director	April 30, 2001
* T. Davis Keyes	Director	April 30, 2001

By:	/s/ STEVE M. CALLAWAY Steve M. Callaway Attorney-in-fact	April 30, 2001

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PART A
INFORMATION REQUIRED TO BE IN THE PROSPECTUS
TABLE OF CONTENTS
DEFINITIONS
EXPENSES
  EXAMPLES
SUMMARY
  The Contract
  Federal Tax Status
CONDENSED FINANCIAL INFORMATION
  Sub-Accounts
  Accumulation Units
THE COMPANY, VARIABLE ACCOUNT AND FUNDS
  Protective Life Insurance Company
  Protective Variable Annuity Separate Account
  Administration
  The Funds
  Protective Investment Company (PIC)
  Van Kampen Life Investment Trust
  MFS® Variable Insurance TrustSM
  Oppenheimer Variable Account Funds
  Calvert Variable Series, Inc.
  Van Eck Worldwide Insurance Trust
  Goldman Sachs Variable Insurance Trust
  Other Information about the Funds
  Other Investors in the Funds
  Addition, Deletion or Substitution of Investments
DESCRIPTION OF THE CONTRACT
  The Contract
  Use of the Contract in Qualified Plans.
  Parties to the Contract
  Issuance of a Contract
  Purchase Payments
  Right to Cancel
  Allocation of Purchase Payments
  Variable Account Value
  Transfers
  Surrenders and Partial Surrenders
THE GUARANTEED ACCOUNT
DEATH BENEFIT
  Standard Death Benefit
  Optional Benefit Packages
  Earnings Enhancement Death Benefit (not available in all states)
SUSPENSION OR DELAY IN PAYMENTS
CHARGES AND DEDUCTIONS
  Surrender Charge (Contingent Deferred Sales Charge)
  Mortality and Expense Risk Charge
  Administration Charges
  Transfer Fee
  Contract Maintenance Fee
  Fund Expenses
  Premium Taxes
  Other Taxes
ANNUITIZATION
  Annuity Commencement Date
  Fixed Income Payments
  Variable Income Payments
  Annuity Options.
  Minimum Amounts
  Death of Annuitant or Owner After Annuity Commencement Date
YIELDS AND TOTAL RETURNS
  Yields
  Total Returns
  Standardized Average Annual Total Returns
  Non-Standard Average Annual Total Returns
  Performance Comparisons
  Other Matters
FEDERAL TAX MATTERS
  Introduction
  The Company's Tax Status
TAXATION OF ANNUITIES IN GENERAL
  Tax Deferral During Accumulation Period
  Taxation of Partial and Full Surrenders
  Taxation of Annuity Payments
  Taxation of Death Benefit Proceeds
  Assignments, Pledges, and Gratuitous Transfers
  Penalty Tax on Premature Distributions
  Aggregation of Contracts
  Loss of Interest Deduction Where Contract Is Held By or For the Benefit of Certain Nonnatural Persons
QUALIFIED RETIREMENT PLANS
  In General
  Direct Rollovers
FEDERAL INCOME TAX WITHHOLDING
GENERAL MATTERS
  The Contract
  Error in Age or Gender
  Incontestability
  Non-Participation
  Assignment
  Notice
  Modification
  Reports
  Settlement
  Receipt of Payment
  Protection of Proceeds
  Minimum Values
  Application of Law
  No Default
DISTRIBUTION OF THE CONTRACTS
  Inquiries
IMSA
LEGAL PROCEEDINGS
VOTING RIGHTS
FINANCIAL STATEMENTS
STATEMENT OF ADDITIONAL INFORMATION
APPENDIX A
EXAMPLE OF DEATH BENEFIT CALCULATIONS
  Standard Death Benefit
  Annual Reset Death Benefit Option
  Anniversary
  Compound and 3-Year Reset Death Benefit Option
APPENDIX B
EXAMPLE OF SURRENDER CHARGE CALCULATION
APPENDIX C
EXPLANATION OF THE VARIABLE ANNUITIZATION CALCULATION
APPENDIX D
EXAMPLE OF EARNINGS ENHANCEMENT DEATH BENEFIT CALCULATION:
  Earnings Enhancement Death Benefit
  Example:
  Explanation:
PART B
INFORMATION REQUIRED TO BE IN THE STATEMENT OF ADDITIONAL INFORMATION
STATEMENT OF ADDITIONAL INFORMATION
CALCULATION OF YIELDS AND TOTAL RETURNS
  Oppenheimer Money Fund Sub-Account Yield
  Other Sub-Account Yields
  Total Returns
  Effect of the Contract Maintenance Fee on Performance Data
SAFEKEEPING OF ACCOUNT ASSETS
STATE REGULATION
RECORDS AND REPORTS
LEGAL MATTERS
INDEPENDENT ACCOUNTANTS
OTHER INFORMATION
FINANCIAL STATEMENTS
INDEX TO FINANCIAL STATEMENTS
REPORT OF INDEPENDENT ACCOUNTANTS
CONSOLIDATED STATEMENTS OF INCOME
CONSOLIDATED BALANCE SHEETS
CONSOLIDATED STATEMENTS OF SHARE-OWNER'S EQUITY
CONSOLIDATED STATEMENTS OF CASH FLOWS
PART C
OTHER INFORMATION
SIGNATURES